AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2021
AND FOR EACH OF THE PERIODS IN THE TWO YEARS THEN ENDED
AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of Ameritas Life Insurance Corp. Separate Account LLVL

and the Board of Directors of Ameritas Life Insurance Corp.

Lincoln, Nebraska

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Life Insurance Corp. Separate Account LLVL (the “Account”) as of December 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Omaha, Nebraska

March 11, 2022

We have served as the Account’s auditor since 1996.

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AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS
INVESTMENTS AT FAIR VALUE:

Calvert Variable Series, Inc. (Calvert):
Calvert VP SRI Balanced Portfolio, Class I (Balanced) -
432,106.082 shares at $2.78 per share (cost $945,359)	$1,201,255
Calvert VP SRI Mid Cap Portfolio (Mid Cap) -
2,995.918 shares at $37.47 per share (cost $91,663)	112,257
DWS Investments VIT Funds (Scudder):
DWS Equity 500 Index VIP Portfolio, Class A (Equity 500) -
13,204.689 shares at $30.22 per share (cost $225,817)	399,046
DWS Small Cap Index VIP Portfolio, Class A (Small Cap) -
30,329.214 shares at $18.63 per share (cost $487,234)	565,033
DWS Variable Series II (Scudder):
DWS Small Mid Cap Value VIP Portfolio, Class A (Mid Value) -
26,765.280 shares at $15.47 per share (cost $361,416)	414,059
DWS International Growth VIP Portfolio, Class A (Global) -
12,850.663 shares at $18.80 per share (cost $180,750)	241,592
DWS Variable Series I (Scudder):
DWS Capital Growth VIP Portfolio, Class A (Growth) -
13,357.536 shares at $49.11 per share (cost $522,846)	655,989
Fidelity(R) Variable Insurance Products (Fidelity):
Fidelity(R) VIP Contrafund(SM) Portfolio, Initial Class (Contrafund IC) -
136,321.350 shares at $54.35 per share (cost $4,897,000)	7,409,065
Fidelity(R) VIP Contrafund(SM) Portfolio, Service Class (Contrafund SC) -
25,153.712 shares at $54.00 per share (cost $831,214)	1,358,300
Fidelity(R) VIP High Income Portfolio, Service Class (High Income SC) -
4,318.700 shares at $5.21 per share (cost $23,648)	22,500
Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class (Inv. Grade Bond IC) -
162,497.874 shares at $13.35 per share (cost $2,116,638)	2,169,347
Fidelity(R) VIP Mid Cap Portfolio, Service Class (Mid Cap SC) -
96,658.466 shares at $40.63 per share (cost $3,191,182)	3,927,233
Fidelity(R) VIP Overseas Portfolio, Initial Class (Overseas IC) -
43,339.805 shares at $29.28 per share (cost $957,460)	1,268,989
Fidelity(R) VIP Strategic Income Portfolio, Initial Class (Strategic IC) -
93,655.294 shares at $11.74 per share (cost $1,086,548)	1,099,513
Fidelity(R) VIP Equity-Income Portfolio(SM), Initial Class (Equity Inc. IC) -
10,878.322 shares at $26.15 per share (cost $259,736)	284,468
Fidelity(R) VIP High Income Portfolio, Initial Class (High Income IC) -
15,258.792 shares at $5.25 per share (cost $81,243)	80,109
Fidelity(R) VIP Mid Cap Portfolio, Initial Class (Mid Cap IC) -
8,452.805 shares at $41.17 per share (cost $315,379)	348,002

The accompanying notes are an integral part of these financial statements.

FS-3

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Fidelity(R) Variable Insurance Products (Fidelity), continued:
Fidelity(R) VIP Government Money Market Portfolio, Initial Class (Money Market) -
9,031,491.720 shares at $1.00 per share (cost $9,031,492)	$9,031,492
AIM Variable Insurance Funds (AIM):
Invesco V.I. Diversified Dividend Fund Portfolio, Series I (Dividend) -
11,522.850 shares at $29.82 per share (cost $269,490)	343,611
Invesco V.I. Health Care Fund Portfolio, Series I (Health) -
32,464.445 shares at $33.86 per share (cost $913,627)	1,099,246
Invesco V.I. Technology Fund Portfolio, Series I (Technology) -
45,479.677 shares at $38.08 per share (cost $1,115,588)	1,731,866
Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
14,698.110 shares at $41.41 per share (cost $537,514)	608,649
Invesco V.I. American Franchise Fund Portfolio, Series I (Franchise) -
487.422 shares at $88.63 per share (cost $40,027)	43,200
Janus Aspen Series (Janus):
Janus Henderson Research Portfolio, Institutional Shares (Growth) -
1,068.637 shares at $56.31 per share (cost $28,618)	60,175
Neuberger Berman Advisers Management Trust (Neuberger Berman):
Neuberger Berman AMT Short Duration Bond Portfolio, Class I (Bond) -
62,605.400 shares at $10.48 per share (cost $673,748)	656,105
Neuberger Berman AMT Mid Cap Growth Portfolio, Class I (Mid-Cap) -
76,266.079 shares at $40.34 per share (cost $2,078,939)	3,076,574
Neuberger Berman AMT Sustainable Equity Portfolio, Class I (Equity) -
88,122.679 shares at $37.03 per share (cost $2,343,083)	3,263,183
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I (Regency) -
9,597.441 shares at $20.33 per share (cost $188,587)	195,116
Rydex Variable Trust (Rydex):
Rydex Nova Fund Portfolio (Nova) -
4,089.957 shares at $196.70 per share (cost $540,578)	804,495
Rydex NASDAQ-100(R) Fund Portfolio (NASDAQ) -
41,209.417 shares at $72.88 per share (cost $2,187,662)	3,003,342
Rydex Precious Metals Fund Portfolio (Precious Metals) -
33,412.030 shares at $41.25 per share (cost $1,291,843)	1,378,246
Rydex Inverse S&P 500(R) Strategy Fund Portfolio (Inv. S&P 500) -
692.941 shares at $31.10 per share (cost $37,062)	21,550
Rydex Government Long Bond 1.2x Strategy Fund Portfolio (Gov. Long Bond) -
2,503.284 shares at $38.33 per share (cost $88,679)	95,951
Guggenheim Long Short Equity Fund Portfolio (Sector Rotation) -
179.974 shares at $17.71 per share (cost $2,921)	3,187

The accompanying notes are an integral part of these financial statements.

FS-4

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Third Avenue Variable Series Trust (Third Avenue):
Third Avenue Value Portfolio (Value) -
146,887.579 shares at $18.51 per share (cost $2,188,748)	$2,718,889
Vanguard(R) Variable Insurance Fund (Vanguard):
Vanguard(R) Equity Index Portfolio (Equity Index) -
665,189.095 shares at $65.47 per share (cost $22,463,711)	43,549,930
Vanguard(R) Total Bond Market Index Portfolio (Total Bond) -
507,853.529 shares at $12.22 per share (cost $6,125,877)	6,205,970
Vanguard(R) Real Estate Index Portfolio (REIT Index) -
460,754.069 shares at $16.56 per share (cost $5,731,975)	7,630,087
Vanguard(R) Mid-Cap Index Portfolio (Mid-Cap) -
391,620.405 shares at $29.48 per share (cost $8,071,713)	11,544,970
Vanguard(R) Total Stock Market Index Portfolio (Stock Market Index) -
380,998.531 shares at $56.94 per share (cost $13,798,249)	21,694,056
Vanguard(R) Conservative Allocation Portfolio (Conservative) -
6,450.547 shares at $28.60 per share (cost $164,842)	184,486
Vanguard(R) Moderate Allocation Portfolio (Moderate) -
39,405.115 shares at $33.89 per share (cost $1,174,910)	1,335,439
Vanguard(R) Short-Term Investment-Grade Portfolio (Short-Term) -
279,375.780 shares at $10.78 per share (cost $3,017,339)	3,011,671
Vanguard(R) Equity Income Portfolio (Equity Income) -
388,325.832 shares at $27.81 per share (cost $7,977,700)	10,799,341
Vanguard(R) Growth Portfolio (Growth) -
605,948.919 shares at $38.27 per share (cost $13,710,408)	23,189,665
Vanguard(R) Balanced Portfolio (Balanced) -
380,178.883 shares at $28.41 per share (cost $8,166,988)	10,800,882
Vanguard(R) High Yield Bond Portfolio (High Yield Bond) -
318,270.358 shares at $8.06 per share (cost $2,451,049)	2,565,259
Vanguard(R) International Portfolio (International) -
489,866.414 shares at $39.70 per share (cost $11,237,160)	19,447,697
Vanguard(R) Diversified Value Portfolio (Diversified) -
243,331.176 shares at $17.45 per share (cost $3,328,813)	4,246,129
Vanguard(R) Small Company Growth Portfolio (Small Company Growth) -
747,669.068 shares at $26.50 per share (cost $14,827,823)	19,813,230
Vanguard(R) Total International Stock Market Index Portfolio (International Stock) -
50,579.218 shares at $24.23 per share (cost $1,127,575)	1,225,534
Vanguard(R) Global Bond Index Portfolio (Global Bond) -
3,406.267 shares at $21.30 per share (cost $73,523)	72,553

The accompanying notes are an integral part of these financial statements.

FS-5

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Allspring Funds - Variable Trust (Allspring):
Allspring VT Discovery Fund Portfolio, Class 2 (Discovery) -
15,327.891 shares at $42.74 per share (cost $553,683)	$655,114
Allspring VT Opportunity Fund Portfolio, Class 2 (Opportunity) -
22,026.553 shares at $35.14 per share (cost $561,614)	774,013
American Century Investments (American Century):
American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap) -
59,650.343 shares at $25.02 per share (cost $1,201,313)	1,492,452
American Century VP International Fund Portfolio, Class I (International) -
2,484.241 shares at $14.86 per share (cost $29,615)	36,916
American Century VP Inflation Protection Fund Portfolio, Class I (Inflation) -
17,972.854 shares at $11.45 per share (cost $200,391)	205,789
American Funds Insurance Series(R) (American Funds):
American Funds IS Growth-Income Fund Portfolio, Class 1 (IS Growth-Inc) -
277.905 shares at $67.35 per share (cost $15,692)	18,717
American Funds IS Growth Fund Portfolio, Class 1 (IS Growth) -
3,715.148 shares at $127.58 per share (cost $467,070)	473,979
American Funds IS Washington Mutual Investors Fund Portfolio, Class 1 (Blue Chip) -
2,564.574 shares at $18.09 per share (cost $38,376)	46,393
American Funds IS International Fund Portfolio, Class 1 (IS International) -
3,919.592 shares at $22.70 per share (cost $90,620)	88,975
American Funds IS New World Fund Portfolio, Class 1 (IS New World) -
5,788.516 shares at $31.83 per share (cost $175,934)	184,248
Franklin Templeton Variable Insurance Products Trust (Franklin Templeton):
Templeton Global Bond VIP Fund Portfolio, Class 2 (Global Inc.) -
36,337.882 shares at $13.13 per share (cost $586,397)	477,116
MFS(R) Variable Insurance Trust (MFS):
MFS(R) Utilities Series, Initial Class (Utilities IC) -
21,750.198 shares at $38.31 per share (cost $713,864)	833,250
MFS(R) Mid Cap Growth Series, Initial Class (Mid Cap) -
22,858.180 shares at $11.72 per share (cost $267,555)	267,898
MFS(R) Variable Insurance Trust II (MFS):
MFS(R) Research International Portfolio, Initial Class (Research) -
75,389.075 shares at $19.13 per share (cost $1,220,480)	1,442,193
Calvert Variable Products, Inc. (Summit):
Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
2,204.185 shares at $102.12 per share (cost $187,416)	225,091
Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
1,151.848 shares at $144.47 per share (cost $102,413)	166,407
Calvert VP S&P 500 Index Portfolio (S&P 500) -
12,425.809 shares at $200.13 per share (cost $1,832,088)	2,486,777

The accompanying notes are an integral part of these financial statements.

FS-6

AMERITAS LIFE INSURANCE CORP.
SEPARATE ACCOUNT LLVL
STATEMENTS OF NET ASSETS
DECEMBER 31, 2021

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

Calvert Variable Products, Inc. (Summit), continued:
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
10,384.928 shares at $99.34 per share (cost $911,657)	$1,031,639
Calvert VP Volatility Managed Moderate Portfolio, Class F (Moderate) -
5,130.302 shares at $20.80 per share (cost $88,911)	106,710
Calvert VP Volatility Managed Moderate Growth Portfolio, Class F (Mod. Growth) -
20,120.207 shares at $22.49 per share (cost $381,005)	452,503
Calvert VP Volatility Managed Growth Portfolio, Class F (Growth) -
519.228 shares at $23.93 per share (cost $12,069)	12,425
T. Rowe Price Equity Series, Inc. (T. Rowe):
T. Rowe Price Blue Chip Growth Portfolio (Blue Chip) -
140,028.583 shares at $53.12 per share (cost $5,185,580)	7,438,318
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley):
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
123,327.648 shares at $18.11 per share (cost $1,920,181)	2,233,464
PIMCO Variable Insurance Trust (Pimco):
PIMCO CommodityRealReturn(R) Strategy Portfolio, Administrative Class (Commodity) -
82,317.209 shares at $7.74 per share (cost $620,920)	637,135
PIMCO Total Return Portfolio, Administrative Class (Total Return) -
86,732.436 shares at $10.76 per share (cost $969,209)	933,241
PIMCO Low Duration Portfolio, Administrative Class (Low Duration) -
4,954.817 shares at $10.23 per share (cost $50,615)	50,688
DFA Investment Dimensions Group Inc. (DFA):
VA Global Bond Portfolio (Bond) -
26,104.908 shares at $10.44 per share (cost $276,346)	272,535
VA International Small Portfolio (Small) -
57,197.582 shares at $13.66 per share (cost $733,385)	781,319
VA International Value Portfolio (Value) -
45,961.985 shares at $13.35 per share (cost $542,071)	613,593
VA Short-Term Fixed Portfolio (Fixed) -
61,496.449 shares at $10.18 per share (cost $627,823)	626,033
VA U.S. Large Value Portfolio (Large) -
34,129.140 shares at $33.12 per share (cost $896,842)	1,130,357
VA U.S. Targeted Value Portfolio (Targeted) -
46,079.818 shares at $23.57 per share (cost $875,552)	1,086,101
VA Global Moderate Allocation Portfolio (Global) -
2,177.763 shares at $15.78 per share (cost $31,366)	34,365
VA Equity Allocation Portfolio (Equity) -
10,982.273 shares at $14.94 per share (cost $155,090)	164,075

NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS	$264,488,362

The accompanying notes are an integral part of these financial statements

FS-7

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Calvert

	Balanced

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$12,905
Mortality and expense risk charge	(7,360)
Net investment income(loss)	5,545

Realized gain(loss) on investments:
Net realized gain distributions	33,305
Net realized gain(loss) on sale of fund shares	21,968
Net realized gain(loss)	55,273

Change in unrealized appreciation/depreciation	85,852

Net increase(decrease) in net assets resulting
from operations	$146,670

	Balanced

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$5,545	$8,264
Net realized gain(loss)	55,273	35,165
Net change in unrealized appreciation/depreciation	85,852	96,459
Net increase(decrease) in net assets resulting
from operations	146,670	139,888

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	72,804	48,650
Subaccounts transfers (including fixed account), net	(59,769)	74,703
Transfers for policyowner benefits and terminations	(1,096)	(5,277)
Policyowner maintenance charges	(14,254)	(14,158)
Net increase(decrease) from policyowner transactions	(2,315)	103,918

Total increase(decrease) in net assets	144,355	243,806
Net assets at beginning of period	1,056,900	813,094
Net assets at end of period	$1,201,255	$1,056,900

The accompanying notes are an integral part of these financial statements.

FS-8

Calvert		Scudder

Mid Cap		Equity 500		Small Cap

2021		2021		2021

$217		$5,076		$5,868
(708)		(1,065)		(3,865)
(491)		4,011		2,003

4,670		14,884		40,797
918		5,602		30,314
5,588		20,486		71,111

9,320		63,095		(9,418)

$14,417		$87,592		$63,696

Mid Cap		Equity 500		Small Cap

2021	2020	2021	2020	2021	2020

$(491)	$(194)	$4,011	$3,724	$2,003	$1,486
5,588	6,859	20,486	16,924	71,111	48,719
9,320	3,749	63,095	27,728	(9,418)	27,974

14,417	10,414	87,592	48,376	63,696	78,179

-	-	4,482	2,731	20,268	60,971
(447)	(2,355)	-	2	36,369	(122,506)
(1,030)	(108)	(10,485)	-	(12,587)	(15,899)
(3,208)	(3,254)	(3,570)	(3,199)	(17,905)	(16,703)
(4,685)	(5,717)	(9,573)	(466)	26,145	(94,137)

9,732	4,697	78,019	47,910	89,841	(15,958)
102,525	97,828	321,027	273,117	475,192	491,150
$112,257	$102,525	$399,046	$321,027	$565,033	$475,192

FS-9

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Scudder

	Mid Value

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$3,622
Mortality and expense risk charge	(1,737)
Net investment income(loss)	1,885

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	13,778
Net realized gain(loss)	13,778

Change in unrealized appreciation/depreciation	56,789

Net increase(decrease) in net assets resulting
from operations	$72,452

	Mid Value

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,885	$1,049
Net realized gain(loss)	13,778	(10,887)
Net change in unrealized appreciation/depreciation	56,789	14,960
Net increase(decrease) in net assets resulting
from operations	72,452	5,122

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	37,227	28,555
Subaccounts transfers (including fixed account), net	70,728	43,018
Transfers for policyowner benefits and terminations	(1,912)	(46,301)
Policyowner maintenance charges	(13,276)	(10,666)
Net increase(decrease) from policyowner transactions	92,767	14,606

Total increase(decrease) in net assets	165,219	19,728
Net assets at beginning of period	248,840	229,112
Net assets at end of period	$414,059	$248,840

The accompanying notes are an integral part of these financial statements.

FS-10

Scudder				Fidelity

Global		Growth		Contrafund IC

2021		2021		2021

$782		$1,214		$4,028
(1,578)		(3,505)		(45,972)
(796)		(2,291)		(41,944)

2,607		30,406		837,678
7,698		45,571		200,863
10,305		75,977		1,038,541

6,831		37,223		611,299

$16,340		$110,909		$1,607,896

Global		Growth		Contrafund IC

2021	2020	2021	2020	2021	2020

$(796)	$1,146	$(2,291)	$(165)	$(41,944)	$(22,999)
10,305	4,775	75,977	62,441	1,038,541	168,389
6,831	33,050	37,223	71,475	611,299	1,190,591

16,340	38,971	110,909	133,751	1,607,896	1,335,981

13,979	11,743	13,804	12,025	177,771	126,450
(3,280)	8,407	131,857	86,945	168,627	(12,418)
-	(328)	(22,256)	(8,787)	(259,540)	(56,097)
(5,012)	(4,510)	(14,205)	(8,687)	(117,824)	(107,524)
5,687	15,312	109,200	81,496	(30,966)	(49,589)

22,027	54,283	220,109	215,247	1,576,930	1,286,392
219,565	165,282	435,880	220,633	5,832,135	4,545,743
$241,592	$219,565	$655,989	$435,880	$7,409,065	$5,832,135

FS-11

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Contrafund SC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$764
Mortality and expense risk charge	(4,973)
Net investment income(loss)	(4,209)

Realized gain(loss) on investments:
Net realized gain distributions	171,473
Net realized gain(loss) on sale of fund shares	222,332
Net realized gain(loss)	393,805

Change in unrealized appreciation/depreciation	(29,727)

Net increase(decrease) in net assets resulting
from operations	$359,869

	Contrafund SC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(4,209)	$(2,389)
Net realized gain(loss)	393,805	11,972
Net change in unrealized appreciation/depreciation	(29,727)	322,882
Net increase(decrease) in net assets resulting
from operations	359,869	332,465

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	55,773	18,245
Subaccounts transfers (including fixed account), net	(503,354)	20,013
Transfers for policyowner benefits and terminations	-	-
Policyowner maintenance charges	(14,530)	(12,821)
Net increase(decrease) from policyowner transactions	(462,111)	25,437

Total increase(decrease) in net assets	(102,242)	357,902
Net assets at beginning of period	1,460,542	1,102,640
Net assets at end of period	$1,358,300	$1,460,542

The accompanying notes are an integral part of these financial statements.

FS-12

Fidelity
High Income		Inv. Grade
SC		Bond IC		Mid Cap SC

2021		2021		2021

$1,226		$44,281		$19,012
(71)		(11,138)		(23,510)
1,155		33,143		(4,498)

-		60,388		594,888
(271)		19,128		98,026
(271)		79,516		692,914

110		(140,335)		123,468

$994		$(27,676)		$811,884

High Income SC		Inv. Grade Bond IC		Mid Cap SC

2021	2020	2021	2020	2021	2020

$1,155	$1,284	$33,143	$36,817	$(4,498)	$(2,686)
(271)	(259)	79,516	9,191	692,914	6,624
110	(497)	(140,335)	135,799	123,468	510,407

994	528	(27,676)	181,807	811,884	514,345

206	419	125,798	116,535	73,012	106,081
-	6	(136,518)	251,992	(78,701)	(203,359)
(3,793)	-	(77,557)	(12,480)	(139,248)	(74,262)
(3,272)	(3,374)	(30,706)	(48,321)	(69,171)	(69,799)
(6,859)	(2,949)	(118,983)	307,726	(214,108)	(241,339)

(5,865)	(2,421)	(146,659)	489,533	597,776	273,006
28,365	30,786	2,316,006	1,826,473	3,329,457	3,056,451
$22,500	$28,365	$2,169,347	$2,316,006	$3,927,233	$3,329,457

FS-13

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Overseas IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$6,310
Mortality and expense risk charge	(7,923)
Net investment income(loss)	(1,613)

Realized gain(loss) on investments:
Net realized gain distributions	88,339
Net realized gain(loss) on sale of fund shares	31,833
Net realized gain(loss)	120,172

Change in unrealized appreciation/depreciation	78,593

Net increase(decrease) in net assets resulting
from operations	$197,152

	Overseas IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,613)	$(2,153)
Net realized gain(loss)	120,172	(12,148)
Net change in unrealized appreciation/depreciation	78,593	120,374
Net increase(decrease) in net assets resulting
from operations	197,152	106,073

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	33,138	33,915
Subaccounts transfers (including fixed account), net	5,274	(31,339)
Transfers for policyowner benefits and terminations	(4,191)	(5,666)
Policyowner maintenance charges	(24,331)	(23,932)
Net increase(decrease) from policyowner transactions	9,890	(27,022)

Total increase(decrease) in net assets	207,042	79,051
Net assets at beginning of period	1,061,947	982,896
Net assets at end of period	$1,268,989	$1,061,947

The accompanying notes are an integral part of these financial statements.

FS-14

Fidelity
				High Income
Strategic IC		Equity Inc. IC		IC

2021		2021		2021

$28,734		$4,978		$4,287
(7,524)		(1,747)		(510)
21,210		3,231		3,777

17,130		28,587		-
11,621		12,256		(46)
28,751		40,843		(46)

(16,006)		4,225		(11)

$33,955		$48,299		$3,720

Strategic IC		Equity Inc. IC		High Income IC

2021	2020	2021	2020	2021	2020

$21,210	$26,681	$3,231	$1,996	$3,777	$2,924
28,751	(5,496)	40,843	3,885	(46)	(1,712)
(16,006)	30,251	4,225	7,296	(11)	(572)

33,955	51,436	48,299	13,177	3,720	640

64,240	60,264	14,090	11,254	4,754	8,616
15,452	(142,769)	32,527	(13,762)	6,679	(17,014)
(95,017)	(57,789)	(152)	-	(2,134)	-
(22,574)	(22,966)	(8,114)	(7,035)	(2,644)	(3,848)
(37,899)	(163,260)	38,351	(9,543)	6,655	(12,246)

(3,944)	(111,824)	86,650	3,634	10,375	(11,606)
1,103,457	1,215,281	197,818	194,184	69,734	81,340
$1,099,513	$1,103,457	$284,468	$197,818	$80,109	$69,734

FS-15

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Fidelity

	Mid Cap IC

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,134
Mortality and expense risk charge	(2,221)
Net investment income(loss)	(87)

Realized gain(loss) on investments:
Net realized gain distributions	52,519
Net realized gain(loss) on sale of fund shares	15,014
Net realized gain(loss)	67,533

Change in unrealized appreciation/depreciation	(562)

Net increase(decrease) in net assets resulting
from operations	$66,884

	Mid Cap IC

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(87)	$(59)
Net realized gain(loss)	67,533	(7,953)
Net change in unrealized appreciation/depreciation	(562)	38,544
Net increase(decrease) in net assets resulting
from operations	66,884	30,532

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	18,943	17,286
Subaccounts transfers (including fixed account), net	25,797	(21,547)
Transfers for policyowner benefits and terminations	(2,821)	-
Policyowner maintenance charges	(4,861)	(4,515)
Net increase(decrease) from policyowner transactions	37,058	(8,776)

Total increase(decrease) in net assets	103,942	21,756
Net assets at beginning of period	244,060	222,304
Net assets at end of period	$348,002	$244,060

The accompanying notes are an integral part of these financial statements.

FS-16

Fidelity		AIM

Money Market		Dividend		Health

2021		2021		2021

$847		$7,287		$2,144
(47,173)		(1,840)		(5,422)
(46,326)		5,447		(3,278)

-		1,319		111,533
-		5,651		8,452
-		6,970		119,985

-		39,143		(438)

$(46,326)		$51,560		$116,269

Money Market		Dividend		Health

2021	2020	2021	2020	2021	2020

$(46,326)	$(30,154)	$5,447	$6,346	$(3,278)	$(1,752)
-	-	6,970	7,358	119,985	41,744
-	-	39,143	(20,547)	(438)	86,216

(46,326)	(30,154)	51,560	(6,843)	116,269	126,208

7,853,699	4,362,321	6,312	9,691	19,088	16,679
(5,108,204)	1,370,422	29,480	(14,187)	19,303	(2,307)
(1,959,403)	(5,069,962)	(2,445)	(8,682)	(2,357)	(9,358)
(374,354)	(488,335)	(12,081)	(12,018)	(26,035)	(26,388)
411,738	174,446	21,266	(25,196)	9,999	(21,374)

365,412	144,292	72,826	(32,039)	126,268	104,834
8,666,080	8,521,788	270,785	302,824	972,978	868,144
$9,031,492	$8,666,080	$343,611	$270,785	$1,099,246	$972,978

FS-17

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	AIM

	Technology

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(8,647)
Net investment income(loss)	(8,647)

Realized gain(loss) on investments:
Net realized gain distributions	157,899
Net realized gain(loss) on sale of fund shares	32,137
Net realized gain(loss)	190,036

Change in unrealized appreciation/depreciation	29,498

Net increase(decrease) in net assets resulting
from operations	$210,887

	Technology

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(8,647)	$(6,786)
Net realized gain(loss)	190,036	232,704
Net change in unrealized appreciation/depreciation	29,498	288,288
Net increase(decrease) in net assets resulting
from operations	210,887	514,206

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	25,058	28,578
Subaccounts transfers (including fixed account), net	25,705	(19,112)
Transfers for policyowner benefits and terminations	(4,860)	(25,105)
Policyowner maintenance charges	(39,824)	(37,097)
Net increase(decrease) from policyowner transactions	6,079	(52,736)

Total increase(decrease) in net assets	216,966	461,470
Net assets at beginning of period	1,514,900	1,053,430
Net assets at end of period	$1,731,866	$1,514,900

The accompanying notes are an integral part of these financial statements.

FS-18

AIM				Janus

Intl. Growth		Franchise		Growth

2021		2021		2021

$8,116		$-		$56
(4,217)		(311)		(274)
3,899		(311)		(218)

42,861		4,960		2,794
14,519		4,174		807
57,380		9,134		3,601

(30,394)		(4,325)		6,658

$30,885		$4,498		$10,041

Intl. Growth		Franchise		Growth

2021	2020	2021	2020	2021	2020

$3,899	$8,563	$(311)	$(227)	$(218)	$(54)
57,380	(34,132)	9,134	8,080	3,601	5,669
(30,394)	(10,359)	(4,325)	3,948	6,658	7,449

30,885	(35,928)	4,498	11,801	10,041	13,064

46,588	38,682	7,693	4,404	-	-
13,894	(436,148)	13,368	(18,470)	(5)	(1,975)
(73,873)	(61,903)	(2,120)	-	-	-
(17,331)	(17,679)	(6,680)	(3,638)	(1,352)	(2,586)
(30,722)	(477,048)	12,261	(17,704)	(1,357)	(4,561)

163	(512,976)	16,759	(5,903)	8,684	8,503
608,486	1,121,462	26,441	32,344	51,491	42,988
$608,649	$608,486	$43,200	$26,441	$60,175	$51,491

FS-19

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Neuberger Berman

	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,238
Mortality and expense risk charge	(4,813)
Net investment income(loss)	12,425

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	2
Net realized gain(loss)	2

Change in unrealized appreciation/depreciation	(11,582)

Net increase(decrease) in net assets resulting
from operations	$845

	Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$12,425	$11,226
Net realized gain(loss)	2	(1,658)
Net change in unrealized appreciation/depreciation	(11,582)	9,034
Net increase(decrease) in net assets resulting
from operations	845	18,602

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	20,089	20,337
Subaccounts transfers (including fixed account), net	(66,016)	4,994
Transfers for policyowner benefits and terminations	(1,677)	(130)
Policyowner maintenance charges	(32,206)	(30,735)
Net increase(decrease) from policyowner transactions	(79,810)	(5,534)

Total increase(decrease) in net assets	(78,965)	13,068
Net assets at beginning of period	735,070	722,002
Net assets at end of period	$656,105	$735,070

The accompanying notes are an integral part of these financial statements.

FS-20

Neuberger Berman

Mid-Cap		Equity		Regency

2021		2021		2021

$-		$11,528		$289
(15,287)		(14,959)		(259)
(15,287)		(3,431)		30

328,364		58,946		-
112,338		51,101		154
440,702		110,047		154

(60,625)		509,480		6,502

$364,790		$616,096		$6,686

Mid-Cap		Equity		Regency

2021	2020	2021	2020	2021	2020

$(15,287)	$(11,926)	$(3,431)	$2,694	$30	$4
440,702	187,281	110,047	92,366	154	(87)
(60,625)	597,351	509,480	334,041	6,502	61

364,790	772,706	616,096	429,101	6,686	(22)

49,030	52,017	109,638	80,393	3,381	197
(124,433)	(455,835)	(30,480)	(24,340)	187,215	(108)
(32,790)	(32,563)	(93,825)	(87,943)	-	-
(90,426)	(85,401)	(94,698)	(102,708)	(3,094)	(109)
(198,619)	(521,782)	(109,365)	(134,598)	187,502	(20)

166,171	250,924	506,731	294,503	194,188	(42)
2,910,403	2,659,479	2,756,452	2,461,949	928	970
$3,076,574	$2,910,403	$3,263,183	$2,756,452	$195,116	$928

FS-21

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex

	Nova

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,434
Mortality and expense risk charge	(4,083)
Net investment income(loss)	(1,649)

Realized gain(loss) on investments:
Net realized gain distributions	29,146
Net realized gain(loss) on sale of fund shares	37,035
Net realized gain(loss)	66,181

Change in unrealized appreciation/depreciation	172,351

Net increase(decrease) in net assets resulting
from operations	$236,883

	Nova

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(1,649)	$1,069
Net realized gain(loss)	66,181	38,863
Net change in unrealized appreciation/depreciation	172,351	34,249
Net increase(decrease) in net assets resulting
from operations	236,883	74,181

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	23,639	76,687
Subaccounts transfers (including fixed account), net	85,102	84,062
Transfers for policyowner benefits and terminations	(49,392)	(9,977)
Policyowner maintenance charges	(44,713)	(43,467)
Net increase(decrease) from policyowner transactions	14,636	107,305

Total increase(decrease) in net assets	251,519	181,486
Net assets at beginning of period	552,976	371,490
Net assets at end of period	$804,495	$552,976

The accompanying notes are an integral part of these financial statements.

FS-22

Rydex
		Precious
NASDAQ		Metals		Inv. S&P 500

2021		2021		2021

$-		$49,963		$-
(13,838)		(8,512)		(107)
(13,838)		41,451		(107)

211,365		-		-
473,450		64,345		(4,256)
684,815		64,345		(4,256)

(29,953)		(227,570)		(1,967)

$641,024		$(121,774)		$(6,330)

NASDAQ		Precious Metals		Inv. S&P 500

2021	2020	2021	2020	2021	2020

$(13,838)	$(5,799)	$41,451	$46,302	$(107)	$34
684,815	547,171	64,345	130,381	(4,256)	(19,341)
(29,953)	297,107	(227,570)	172,438	(1,967)	4,554

641,024	838,479	(121,774)	349,121	(6,330)	(14,753)

36,183	33,658	57,784	62,996	7,791	10,102
(66,481)	(153,169)	136,782	12,348	1,058	(24,463)
(100,091)	(4,042)	(9,953)	(9,339)	-	-
(46,189)	(40,218)	(44,999)	(45,816)	(4,531)	(7,522)
(176,578)	(163,771)	139,614	20,189	4,318	(21,883)

464,446	674,708	17,840	369,310	(2,012)	(36,636)
2,538,896	1,864,188	1,360,406	991,096	23,562	60,198
$3,003,342	$2,538,896	$1,378,246	$1,360,406	$21,550	$23,562

FS-23

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Rydex
	Gov. Long
	Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$414
Mortality and expense risk charge	(721)
Net investment income(loss)	(307)

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	(77)
Net realized gain(loss)	(77)

Change in unrealized appreciation/depreciation	(21,727)

Net increase(decrease) in net assets resulting
from operations	$(22,111)

	Gov. Long Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(307)	$(913)
Net realized gain(loss)	(77)	10,320
Net change in unrealized appreciation/depreciation	(21,727)	25,513
Net increase(decrease) in net assets resulting
from operations	(22,111)	34,920

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	10,636	15,869
Subaccounts transfers (including fixed account), net	(60,011)	(4,630)
Transfers for policyowner benefits and terminations	(11,109)	(2,000)
Policyowner maintenance charges	(11,669)	(15,643)
Net increase(decrease) from policyowner transactions	(72,153)	(6,404)

Total increase(decrease) in net assets	(94,264)	28,516
Net assets at beginning of period	190,215	161,699
Net assets at end of period	$95,951	$190,215

The accompanying notes are an integral part of these financial statements.

FS-24

Rydex		Third Avenue		Vanguard
Sector
Rotation		Value		Equity Index

2021		2021		2021

$13		$18,136		$496,861
(110)		(16,094)		(210,356)
(97)		2,042		286,505

-		-		1,484,451
7,605		34,765		1,608,770
7,605		34,765		3,093,221

132		423,338		6,307,362

$7,640		$460,145		$9,687,088

Sector Rotation		Value		Equity Index

2021	2020	2021	2020	2021	2020

$(97)	$240	$2,042	$38,495	$286,505	$354,898
7,605	786	34,765	(9,460)	3,093,221	1,396,934
132	725	423,338	126,554	6,307,362	3,708,674

7,640	1,751	460,145	155,589	9,687,088	5,460,506

176	429	46,208	48,163	796,403	704,340
(6,012)	(5,003)	130,189	420,425	(1,199,004)	212,050
-	-	(41,610)	(41,556)	(1,481,741)	(563,982)
(322)	(163)	(55,174)	(51,846)	(670,165)	(664,826)
(6,158)	(4,737)	79,613	375,186	(2,554,507)	(312,418)

1,482	(2,986)	539,758	530,775	7,132,581	5,148,088
1,705	4,691	2,179,131	1,648,356	36,417,349	31,269,261
$3,187	$1,705	$2,718,889	$2,179,131	$43,549,930	$36,417,349

FS-25

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Total Bond

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$127,161
Mortality and expense risk charge	(32,553)
Net investment income(loss)	94,608

Realized gain(loss) on investments:
Net realized gain distributions	50,992
Net realized gain(loss) on sale of fund shares	17,543
Net realized gain(loss)	68,535

Change in unrealized appreciation/depreciation	(305,479)

Net increase(decrease) in net assets resulting
from operations	$(142,336)

	Total Bond

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$94,608	$105,292
Net realized gain(loss)	68,535	65,767
Net change in unrealized appreciation/depreciation	(305,479)	212,017
Net increase(decrease) in net assets resulting
from operations	(142,336)	383,076

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	366,965	278,962
Subaccounts transfers (including fixed account), net	101,454	(32)
Transfers for policyowner benefits and terminations	(155,344)	(219,978)
Policyowner maintenance charges	(125,744)	(142,646)
Net increase(decrease) from policyowner transactions	187,331	(83,694)

Total increase(decrease) in net assets	44,995	299,382
Net assets at beginning of period	6,160,975	5,861,593
Net assets at end of period	$6,205,970	$6,160,975

The accompanying notes are an integral part of these financial statements.

FS-26

Vanguard
				Stock Market
REIT Index		Mid-Cap		Index

2021		2021		2021

$131,351		$111,283		$225,280
(38,046)		(59,138)		(109,537)
93,305		52,145		115,743

173,803		664,129		966,704
93,453		179,719		328,381
267,256		843,848		1,295,085

1,838,398		1,255,815		2,814,005

$2,198,959		$2,151,808		$4,224,833

REIT Index		Mid-Cap		Stock Market Index

2021	2020	2021	2020	2021	2020

$93,305	$104,639	$52,145	$64,708	$115,743	$151,553
267,256	41,621	843,848	460,824	1,295,085	840,597
1,838,398	(485,299)	1,255,815	749,948	2,814,005	1,841,873

2,198,959	(339,039)	2,151,808	1,275,480	4,224,833	2,834,023

250,266	206,168	305,393	294,266	551,915	415,064
(43,690)	(154,544)	527,233	(87,243)	536,651	(251,458)
(157,416)	(62,238)	(162,415)	(185,342)	(60,154)	(90,939)
(141,476)	(139,682)	(206,498)	(219,772)	(260,670)	(248,577)
(92,316)	(150,296)	463,713	(198,091)	767,742	(175,910)

2,106,643	(489,335)	2,615,521	1,077,389	4,992,575	2,658,113
5,523,444	6,012,779	8,929,449	7,852,060	16,701,481	14,043,368
$7,630,087	$5,523,444	$11,544,970	$8,929,449	$21,694,056	$16,701,481

FS-27

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Conservative

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,432
Mortality and expense risk charge	(1,063)
Net investment income(loss)	1,369

Realized gain(loss) on investments:
Net realized gain distributions	5,426
Net realized gain(loss) on sale of fund shares	756
Net realized gain(loss)	6,182

Change in unrealized appreciation/depreciation	1,039

Net increase(decrease) in net assets resulting
from operations	$8,590

	Conservative

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$1,369	$1,301
Net realized gain(loss)	6,182	654
Net change in unrealized appreciation/depreciation	1,039	14,609
Net increase(decrease) in net assets resulting
from operations	8,590	16,564

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	11,875	10,219
Subaccounts transfers (including fixed account), net	12,898	41,539
Transfers for policyowner benefits and terminations	-	(133)
Policyowner maintenance charges	(4,179)	(4,173)
Net increase(decrease) from policyowner transactions	20,594	47,452

Total increase(decrease) in net assets	29,184	64,016
Net assets at beginning of period	155,302	91,286
Net assets at end of period	$184,486	$155,302

The accompanying notes are an integral part of these financial statements.

FS-28

Vanguard
				Equity
Moderate		Short-Term		Income

2021		2021		2021

$17,649		$43,426		$185,948
(7,625)		(16,144)		(51,812)
10,024		27,282		134,136

42,763		10,665		171,701
24,383		21,294		290,810
67,146		31,959		462,511

26,865		(89,572)		1,485,245

$104,035		$(30,331)		$2,081,892

Moderate		Short-Term		Equity Income

2021	2020	2021	2020	2021	2020

$10,024	$11,426	$27,282	$22,010	$134,136	$167,991
67,146	13,624	31,959	22,365	462,511	299,974
26,865	74,596	(89,572)	56,542	1,485,245	(294,176)

104,035	99,646	(30,331)	100,917	2,081,892	173,789

8,581	13,019	86,814	71,671	253,942	242,366
253,973	640,066	492,165	1,223,995	392,323	(190,021)
(202,761)	(164,621)	(12,688)	(8,282)	(95,415)	(109,155)
(19,685)	(11,227)	(36,295)	(35,460)	(265,100)	(293,209)
40,108	477,237	529,996	1,251,924	285,750	(350,019)

144,143	576,883	499,665	1,352,841	2,367,642	(176,230)
1,191,296	614,413	2,512,006	1,159,165	8,431,699	8,607,929
$1,335,439	$1,191,296	$3,011,671	$2,512,006	$10,799,341	$8,431,699

FS-29

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$7,299
Mortality and expense risk charge	(114,208)
Net investment income(loss)	(106,909)

Realized gain(loss) on investments:
Net realized gain distributions	1,918,380
Net realized gain(loss) on sale of fund shares	743,312
Net realized gain(loss)	2,661,692

Change in unrealized appreciation/depreciation	905,529

Net increase(decrease) in net assets resulting
from operations	$3,460,312

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(106,909)	$(34,222)
Net realized gain(loss)	2,661,692	1,201,816
Net change in unrealized appreciation/depreciation	905,529	4,663,372
Net increase(decrease) in net assets resulting
from operations	3,460,312	5,830,966

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	405,670	343,653
Subaccounts transfers (including fixed account), net	137,347	1,550,650
Transfers for policyowner benefits and terminations	(434,939)	(557,613)
Policyowner maintenance charges	(369,766)	(360,966)
Net increase(decrease) from policyowner transactions	(261,688)	975,724

Total increase(decrease) in net assets	3,198,624	6,806,690
Net assets at beginning of period	19,991,041	13,184,351
Net assets at end of period	$23,189,665	$19,991,041

The accompanying notes are an integral part of these financial statements.

FS-30

Vanguard
		High Yield
Balanced		Bond		International

2021		2021		2021

$181,521		$112,302		$55,818
(58,023)		(16,055)		(113,658)
123,498		96,247		(57,840)

503,742		-		1,403,506
136,682		17,202		637,722
640,424		17,202		2,041,228

935,645		(32,147)		(2,361,287)

$1,699,567		$81,302		$(377,899)

Balanced		High Yield Bond		International

2021	2020	2021	2020	2021	2020

$123,498	$175,679	$96,247	$119,805	$(57,840)	$100,337
640,424	339,951	17,202	(8,851)	2,041,228	993,504
935,645	346,915	(32,147)	(3,936)	(2,361,287)	6,168,570

1,699,567	862,545	81,302	107,018	(377,899)	7,262,411

236,194	244,015	129,619	101,135	336,941	337,104
(71,204)	196,815	18,706	(71,352)	104,692	(1,292,646)
(188,115)	(39,357)	(136,487)	(24,573)	(243,318)	(343,773)
(290,020)	(359,197)	(83,766)	(91,613)	(342,651)	(378,418)
(313,145)	42,276	(71,928)	(86,403)	(144,336)	(1,677,733)

1,386,422	904,821	9,374	20,615	(522,235)	5,584,678
9,414,460	8,509,639	2,555,885	2,535,270	19,969,932	14,385,254
$10,800,882	$9,414,460	$2,565,259	$2,555,885	$19,447,697	$19,969,932

FS-31

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Vanguard

	Diversified

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$40,660
Mortality and expense risk charge	(22,568)
Net investment income(loss)	18,092

Realized gain(loss) on investments:
Net realized gain distributions	55,917
Net realized gain(loss) on sale of fund shares	69,185
Net realized gain(loss)	125,102

Change in unrealized appreciation/depreciation	816,615

Net increase(decrease) in net assets resulting
from operations	$959,809

	Diversified

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$18,092	$57,014
Net realized gain(loss)	125,102	443,726
Net change in unrealized appreciation/depreciation	816,615	(178,144)
Net increase(decrease) in net assets resulting
from operations	959,809	322,596

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	134,089	156,664
Subaccounts transfers (including fixed account), net	226,892	(243,773)
Transfers for policyowner benefits and terminations	(164,578)	(47,007)
Policyowner maintenance charges	(91,495)	(116,663)
Net increase(decrease) from policyowner transactions	104,908	(250,779)

Total increase(decrease) in net assets	1,064,717	71,817
Net assets at beginning of period	3,181,412	3,109,595
Net assets at end of period	$4,246,129	$3,181,412

The accompanying notes are an integral part of these financial statements.

FS-32

Vanguard
Small Company		International
Growth		Stock		Global Bond

2021		2021		2021

$71,785		$10,870		$197
(105,249)		(5,319)		(257)
(33,464)		5,551		(60)

918,384		5,176		147
229,332		5,126		(62)
1,147,716		10,302		85

1,288,043		26,084		(1,036)

$2,402,295		$41,937		$(1,011)

Small Company Growth		International Stock		Global Bond

2021	2020	2021	2020	2021	2020

$(33,464)	$15,578	$5,551	$1,308	$(60)	$(8)
1,147,716	1,257,948	10,302	(140)	85	119
1,288,043	1,868,230	26,084	65,012	(1,036)	66

2,402,295	3,141,756	41,937	66,180	(1,011)	177

363,502	313,002	102,406	17,389	6,990	1,418
(256,181)	(593,213)	595,437	241,753	63,969	2,560
(198,803)	(154,244)	(3,979)	-	(83)	-
(311,347)	(301,890)	(8,283)	(3,570)	(3,132)	(188)
(402,829)	(736,345)	685,581	255,572	67,744	3,790

1,999,466	2,405,411	727,518	321,752	66,733	3,967
17,813,764	15,408,353	498,016	176,264	5,820	1,853
$19,813,230	$17,813,764	$1,225,534	$498,016	$72,553	$5,820

FS-33

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Allspring

	Discovery

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(5,166)
Net investment income(loss)	(5,166)

Realized gain(loss) on investments:
Net realized gain distributions	64,596
Net realized gain(loss) on sale of fund shares	135,289
Net realized gain(loss)	199,885

Change in unrealized appreciation/depreciation	(237,521)

Net increase(decrease) in net assets resulting
from operations	$(42,802)

	Discovery

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(5,166)	$(3,600)
Net realized gain(loss)	199,885	57,813
Net change in unrealized appreciation/depreciation	(237,521)	269,941
Net increase(decrease) in net assets resulting
from operations	(42,802)	324,154

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	17,972	13,993
Subaccounts transfers (including fixed account), net	(377,253)	384,357
Transfers for policyowner benefits and terminations	(94,147)	(2,346)
Policyowner maintenance charges	(26,763)	(28,300)
Net increase(decrease) from policyowner transactions	(480,191)	367,704

Total increase(decrease) in net assets	(522,993)	691,858
Net assets at beginning of period	1,178,107	486,249
Net assets at end of period	$655,114	$1,178,107

The accompanying notes are an integral part of these financial statements.

FS-34

Allspring		American Century

Opportunity		Mid Cap		International

2021		2021		2021

$296		$15,854		$71
(3,281)		(7,847)		(245)
(2,985)		8,007		(174)

35,671		-		1,249
11,919		38,006		2,666
47,590		38,006		3,915

106,690		218,182		(219)

$151,295		$264,195		$3,522

Opportunity		Mid Cap		International

2021	2020	2021	2020	2021	2020

$(2,985)	$(841)	$8,007	$12,722	$(174)	$2,062
47,590	(34,095)	38,006	(16,967)	3,915	(53,046)
106,690	16,769	218,182	7,407	(219)	(21,771)

151,295	(18,167)	264,195	3,162	3,522	(72,755)

11,291	22,719	69,638	57,772	4,385	3,712
(11,268)	(659,045)	94,944	(171,615)	729	(435,617)
(5,437)	(2,550)	(68,481)	(11,936)	(362)	(204)
(22,445)	(24,383)	(30,880)	(29,366)	(5,062)	(5,821)
(27,859)	(663,259)	65,221	(155,145)	(310)	(437,930)

123,436	(681,426)	329,416	(151,983)	3,212	(510,685)
650,577	1,332,003	1,163,036	1,315,019	33,704	544,389
$774,013	$650,577	$1,492,452	$1,163,036	$36,916	$33,704

FS-35

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Century

	Inflation

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$5,589
Mortality and expense risk charge	(992)
Net investment income(loss)	4,597

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	725
Net realized gain(loss)	725

Change in unrealized appreciation/depreciation	3,891

Net increase(decrease) in net assets resulting
from operations	$9,213

	Inflation

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$4,597	$769
Net realized gain(loss)	725	463
Net change in unrealized appreciation/depreciation	3,891	1,508
Net increase(decrease) in net assets resulting
from operations	9,213	2,740

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	16,606	3,326
Subaccounts transfers (including fixed account), net	87,069	90,757
Transfers for policyowner benefits and terminations	(2,352)	-
Policyowner maintenance charges	(1,162)	(408)
Net increase(decrease) from policyowner transactions	100,161	93,675

Total increase(decrease) in net assets	109,374	96,415
Net assets at beginning of period	96,415	-
Net assets at end of period	$205,789	$96,415

The accompanying notes are an integral part of these financial statements.

FS-36

American Funds

IS Growth-Inc		IS Growth		Blue Chip

2021		2021		2021

$226		$1,667		$1,105
(95)		(1,247)		(367)
131		420		738

143		14,073		-
128		458		6,046
271		14,531		6,046

2,304		1,614		5,820

$2,706		$16,565		$12,604

IS Growth-Inc		IS Growth		Blue Chip

2021	2020	2021	2020	2021	2020

$131	$43	$420	$6	$738	$413
271	39	14,531	110	6,046	303
2,304	717	1,614	5,173	5,820	2,134

2,706	799	16,565	5,289	12,604	2,850

2,920	2,360	24,181	5,648	15,214	2,724
8,708	2,478	412,366	14,474	(16,561)	27,052
(5)	-	(267)	-	(95)	-
(1,064)	(394)	(4,919)	(797)	(955)	(504)
10,559	4,444	431,361	19,325	(2,397)	29,272

13,265	5,243	447,926	24,614	10,207	32,122
5,452	209	26,053	1,439	36,186	4,064
$18,717	$5,452	$473,979	$26,053	$46,393	$36,186

FS-37

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	American Funds
	IS
	International

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$2,459
Mortality and expense risk charge	(433)
Net investment income(loss)	2,026

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	196
Net realized gain(loss)	196

Change in unrealized appreciation/depreciation	(5,499)

Net increase(decrease) in net assets resulting
from operations	$(3,277)

	IS International

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$2,026	$55
Net realized gain(loss)	196	(408)
Net change in unrealized appreciation/depreciation	(5,499)	3,489
Net increase(decrease) in net assets resulting
from operations	(3,277)	3,136

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	23,299	1,701
Subaccounts transfers (including fixed account), net	43,833	14,263
Transfers for policyowner benefits and terminations	(960)	(1,498)
Policyowner maintenance charges	(1,675)	(918)
Net increase(decrease) from policyowner transactions	64,497	13,548

Total increase(decrease) in net assets	61,220	16,684
Net assets at beginning of period	27,755	11,071
Net assets at end of period	$88,975	$27,755

The accompanying notes are an integral part of these financial statements.

FS-38

American Funds		Franklin Templeton		MFS

IS New World		Global Inc.		Utilities IC

2021		2021		2021

$1,915		$-		$12,221
(1,060)		(3,132)		(4,724)
855		(3,132)		7,497

3,819		-		23,814
9,516		(8,184)		7,687
13,335		(8,184)		31,501

(11,961)		(15,944)		53,341

$2,229		$(27,260)		$92,339

IS New World		Global Inc.		Utilities IC

2021	2020	2021	2020	2021	2020

$855	$(73)	$(3,132)	$33,823	$7,497	$10,426
13,335	72	(8,184)	(50,788)	31,501	16,772
(11,961)	20,274	(15,944)	(28,250)	53,341	1,383

2,229	20,273	(27,260)	(45,215)	92,339	28,581

15,972	153	44,605	36,149	42,420	45,826
31,953	114,668	15,917	(337,691)	79,886	21,966
(206)	-	(7,215)	(7,744)	(32,737)	(5,223)
(714)	(80)	(8,974)	(9,862)	(12,921)	(11,132)
47,005	114,741	44,333	(319,148)	76,648	51,437

49,234	135,014	17,073	(364,363)	168,987	80,018
135,014	-	460,043	824,406	664,263	584,245
$184,248	$135,014	$477,116	$460,043	$833,250	$664,263

FS-39

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	MFS

	Mid Cap

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$-
Mortality and expense risk charge	(811)
Net investment income(loss)	(811)

Realized gain(loss) on investments:
Net realized gain distributions	24,161
Net realized gain(loss) on sale of fund shares	81
Net realized gain(loss)	24,242

Change in unrealized appreciation/depreciation	(4,161)

Net increase(decrease) in net assets resulting
from operations	$19,270

	Mid Cap

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$(811)	$(175)
Net realized gain(loss)	24,242	5,421
Net change in unrealized appreciation/depreciation	(4,161)	4,399
Net increase(decrease) in net assets resulting
from operations	19,270	9,645

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	19,687	36,168
Subaccounts transfers (including fixed account), net	204,274	(26,850)
Transfers for policyowner benefits and terminations	(16)	-
Policyowner maintenance charges	(3,183)	(1,180)
Net increase(decrease) from policyowner transactions	220,762	8,138

Total increase(decrease) in net assets	240,032	17,783
Net assets at beginning of period	27,866	10,083
Net assets at end of period	$267,898	$27,866

The accompanying notes are an integral part of these financial statements.

FS-40

MFS		Summit
		EAFE		S&P
Research		Intl.		MidCap

2021		2021		2021

$11,847		$3,890		$1,326
(8,181)		(1,353)		(464)
3,666		2,537		862

68,977		-		4,501
27,810		1,889		367
96,787		1,889		4,868

43,895		14,919		26,298

$144,348		$19,345		$32,028

Research		EAFE Intl.		S&P MidCap

2021	2020	2021	2020	2021	2020

$3,666	$17,120	$2,537	$3,771	$862	$1,033
96,787	41,592	1,889	(165)	4,868	4,076
43,895	89,930	14,919	6,857	26,298	10,419

144,348	148,642	19,345	10,463	32,028	15,528

112,130	81,989	14,403	11,531	1,940	2,973
27,146	(23,759)	50,531	(1,945)	-	-
(133,240)	(22,710)	(13,668)	(155)	-	-
(34,109)	(37,555)	(6,033)	(5,809)	(518)	(447)
(28,073)	(2,035)	45,233	3,622	1,422	2,526

116,275	146,607	64,578	14,085	33,450	18,054
1,325,918	1,179,311	160,513	146,428	132,957	114,903
$1,442,193	$1,325,918	$225,091	$160,513	$166,407	$132,957

FS-41

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit
	S&P
	500

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$28,866
Mortality and expense risk charge	(13,237)
Net investment income(loss)	15,629

Realized gain(loss) on investments:
Net realized gain distributions	105,177
Net realized gain(loss) on sale of fund shares	77,371
Net realized gain(loss)	182,548

Change in unrealized appreciation/depreciation	320,174

Net increase(decrease) in net assets resulting
from operations	$518,351

	S&P 500

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$15,629	$16,883
Net realized gain(loss)	182,548	63,061
Net change in unrealized appreciation/depreciation	320,174	158,047
Net increase(decrease) in net assets resulting
from operations	518,351	237,991

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	73,765	77,180
Subaccounts transfers (including fixed account), net	275,232	224,410
Transfers for policyowner benefits and terminations	(77,328)	(67,516)
Policyowner maintenance charges	(41,548)	(29,745)
Net increase(decrease) from policyowner transactions	230,121	204,329

Total increase(decrease) in net assets	748,472	442,320
Net assets at beginning of period	1,738,305	1,295,985
Net assets at end of period	$2,486,777	$1,738,305

The accompanying notes are an integral part of these financial statements.

FS-42

Summit
Russell				Mod.
Small Cap		Moderate		Growth

2021		2021		2021

$7,003		$1,253		$4,406
(5,161)		(790)		(2,930)
1,842		463		1,476

25,808		-		-
30,851		4,283		16,540
56,659		4,283		16,540

27,783		5,539		34,647

$86,284		$10,285		$52,663

Russell Small Cap		Moderate		Mod. Growth

2021	2020	2021	2020	2021	2020

$1,842	$2,901	$463	$987	$1,476	$3,620
56,659	27,928	4,283	2,994	16,540	5,667
27,783	89,130	5,539	712	34,647	1,045

86,284	119,959	10,285	4,693	52,663	10,332

58,715	46,502	14,491	14,848	59,139	43,048
261,805	54,858	(1,408)	2,924	34,009	(673)
(14,008)	(16,936)	(19,771)	(3,675)	(84,019)	(10,237)
(19,665)	(10,404)	(6,528)	(6,512)	(15,458)	(15,141)
286,847	74,020	(13,216)	7,585	(6,329)	16,997

373,131	193,979	(2,931)	12,278	46,334	27,329
658,508	464,529	109,641	97,363	406,169	378,840
$1,031,639	$658,508	$106,710	$109,641	$452,503	$406,169

FS-43

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Summit

	Growth

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$115
Mortality and expense risk charge	(31)
Net investment income(loss)	84

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	28
Net realized gain(loss)	28

Change in unrealized appreciation/depreciation	319

Net increase(decrease) in net assets resulting
from operations	$431

	Growth

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$84	$6
Net realized gain(loss)	28	2
Net change in unrealized appreciation/depreciation	319	30
Net increase(decrease) in net assets resulting
from operations	431	38

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	1,518	621
Subaccounts transfers (including fixed account), net	10,594	130
Transfers for policyowner benefits and terminations	(293)	(18)
Policyowner maintenance charges	(523)	(199)
Net increase(decrease) from policyowner transactions	11,296	534

Total increase(decrease) in net assets	11,727	572
Net assets at beginning of period	698	126
Net assets at end of period	$12,425	$698

The accompanying notes are an integral part of these financial statements.

FS-44

T. Rowe		Morgan Stanley		Pimco
		Emerging
Blue Chip		Markets		Commodity

2021		2021		2021

$-		$19,580		$12,287
(44,873)		(14,343)		(1,896)
(44,873)		5,237		10,391

793,805		-		-
299,199		37,755		17,187
1,093,004		37,755		17,187

35,943		5,247		34,276

$1,084,074		$48,239		$61,854

Blue Chip		Emerging Markets		Commodity

2021	2020	2021	2020	2021	2020

$(44,873)	$(31,765)	$5,237	$15,550	$10,391	$14,711
1,093,004	793,561	37,755	(158,478)	17,187	(114,909)
35,943	742,128	5,247	161,165	34,276	76,020

1,084,074	1,503,924	48,239	18,237	61,854	(24,178)

283,984	266,709	129,725	134,073	31,577	23,031
376,192	(343,451)	(31,537)	(1,012,859)	391,430	(189,610)
(202,996)	(221,031)	(67,758)	(17,025)	(4,365)	(1,756)
(159,948)	(140,582)	(31,653)	(33,882)	(6,928)	(4,317)
297,232	(438,355)	(1,223)	(929,693)	411,714	(172,652)

1,381,306	1,065,569	47,016	(911,456)	473,568	(196,830)
6,057,012	4,991,443	2,186,448	3,097,904	163,567	360,397
$7,438,318	$6,057,012	$2,233,464	$2,186,448	$637,135	$163,567

FS-45

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	Pimco

	Total Return

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$17,023
Mortality and expense risk charge	(5,348)
Net investment income(loss)	11,675

Realized gain(loss) on investments:
Net realized gain distributions	38,025
Net realized gain(loss) on sale of fund shares	863
Net realized gain(loss)	38,888

Change in unrealized appreciation/depreciation	(69,699)

Net increase(decrease) in net assets resulting
from operations	$(19,136)

	Total Return

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$11,675	$13,802
Net realized gain(loss)	38,888	22,885
Net change in unrealized appreciation/depreciation	(69,699)	32,975
Net increase(decrease) in net assets resulting
from operations	(19,136)	69,662

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	32,893	21,557
Subaccounts transfers (including fixed account), net	(54,038)	212,660
Transfers for policyowner benefits and terminations	(10,971)	(1,756)
Policyowner maintenance charges	(33,093)	(34,699)
Net increase(decrease) from policyowner transactions	(65,209)	197,762

Total increase(decrease) in net assets	(84,345)	267,424
Net assets at beginning of period	1,017,586	750,162
Net assets at end of period	$933,241	$1,017,586

The accompanying notes are an integral part of these financial statements.

FS-46

Pimco		DFA
Low
Duration		Bond		Small

2021		2021		2021

$298		$1,710		$19,807
(373)		(1,507)		(4,942)
(75)		203		14,865

-		22		53,422
294		3		1,351
294		25		54,773

(1,071)		(4,294)		14,713

$(852)		$(4,066)		$84,351

Low Duration		Bond		Small

2021	2020	2021	2020	2021	2020

$(75)	$2,153	$203	$(1,277)	$14,865	$7,375
294	(2,719)	25	13	54,773	7,216
(1,071)	58	(4,294)	2,620	14,713	37,878

(852)	(508)	(4,066)	1,356	84,351	52,469

1,539	2,169	28,698	30,173	40,591	50,271
(1,136)	(375,556)	65,954	(16,429)	78,333	(19,710)
(16,658)	(12,219)	-	-	(281)	-
(2,048)	(2,863)	(1,859)	(833)	(4,017)	(6,545)
(18,303)	(388,469)	92,793	12,911	114,626	24,016

(19,155)	(388,977)	88,727	14,267	198,977	76,485
69,843	458,820	183,808	169,541	582,342	505,857
$50,688	$69,843	$272,535	$183,808	$781,319	$582,342

FS-47

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Value

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$23,327
Mortality and expense risk charge	(3,979)
Net investment income(loss)	19,348

Realized gain(loss) on investments:
Net realized gain distributions	-
Net realized gain(loss) on sale of fund shares	11,608
Net realized gain(loss)	11,608

Change in unrealized appreciation/depreciation	52,315

Net increase(decrease) in net assets resulting
from operations	$83,271

	Value

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$19,348	$7,406
Net realized gain(loss)	11,608	(13,803)
Net change in unrealized appreciation/depreciation	52,315	20,645
Net increase(decrease) in net assets resulting
from operations	83,271	14,248

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	73,413	70,867
Subaccounts transfers (including fixed account), net	58,786	39,117
Transfers for policyowner benefits and terminations	(46,452)	(3,082)
Policyowner maintenance charges	(15,023)	(16,308)
Net increase(decrease) from policyowner transactions	70,724	90,594

Total increase(decrease) in net assets	153,995	104,842
Net assets at beginning of period	459,598	354,756
Net assets at end of period	$613,593	$459,598

The accompanying notes are an integral part of these financial statements.

FS-48

DFA

Fixed		Large		Targeted

2021		2021		2021

$34		$18,757		$13,208
(4,704)		(7,074)		(5,875)
(4,670)		11,683		7,333

-		-		66,337
(949)		16,850		56,427
(949)		16,850		122,764

288		179,707		126,615

$(5,331)		$208,240		$256,712

Fixed		Large		Targeted

2021	2020	2021	2020	2021	2020

$(4,670)	$425	$11,683	$10,856	$7,333	$6,273
(949)	49	16,850	(5,366)	122,764	(11,823)
288	(1,425)	179,707	(4,593)	126,615	86,992

(5,331)	(951)	208,240	897	256,712	81,442

6,021	11,556	44,292	72,473	52,575	85,597
261,236	285,527	109,047	39,206	175,331	104,067
(10,240)	(2,136)	(847)	-	(1,500)	(738)
(5,009)	(2,958)	(6,565)	(8,971)	(4,575)	(5,672)
252,008	291,989	145,927	102,708	221,831	183,254

246,677	291,038	354,167	103,605	478,543	264,696
379,356	88,318	776,190	672,585	607,558	342,862
$626,033	$379,356	$1,130,357	$776,190	$1,086,101	$607,558

FS-49

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

FOR THE PERIODS ENDED DECEMBER 31

	DFA

	Global

	2021
STATEMENTS OF OPERATIONS
Investment income:
Dividend distributions received	$482
Mortality and expense risk charge	(191)
Net investment income(loss)	291

Realized gain(loss) on investments:
Net realized gain distributions	1,080
Net realized gain(loss) on sale of fund shares	111
Net realized gain(loss)	1,191

Change in unrealized appreciation/depreciation	1,373

Net increase(decrease) in net assets resulting
from operations	$2,855

	Global

STATEMENTS OF CHANGES IN NET ASSETS	2021	2020
Increase(decrease) in net assets from operations:
Net investment income(loss)	$291	$34
Net realized gain(loss)	1,191	84
Net change in unrealized appreciation/depreciation	1,373	158
Net increase(decrease) in net assets resulting
from operations	2,855	276

Net increase(decrease) from policyowner transactions:
Payments received from policyowners	4,894	2,940
Subaccounts transfers (including fixed account), net	14,903	(13,589)
Transfers for policyowner benefits and terminations	-	(308)
Policyowner maintenance charges	(790)	(251)
Net increase(decrease) from policyowner transactions	19,007	(11,208)

Total increase(decrease) in net assets	21,862	(10,932)
Net assets at beginning of period	12,503	23,435
Net assets at end of period	$34,365	$12,503

The accompanying notes are an integral part of these financial statements.

FS-50

DFA

Equity

2021

$3,247
(510)
2,737

7,648
2,986
10,634

2,335

$15,706

Equity

2021	2020

$2,737	$611
10,634	134
2,335	6,651

15,706	7,396

14,862	500
87,439	40,566
-	-
(2,095)	(299)
100,206	40,767

115,912	48,163
48,163	-
$164,075	$48,163

FS-51

AMERITAS LIFE INSURANCE CORP.

SEPARATE ACCOUNT LLVL

NOTES TO FINANCIAL STATEMENTS

FOR THE PERIODS ENDED DECEMBER 31, 2021 AND 2020

1. ORGANIZATION

Ameritas Life Insurance Corp. Separate Account LLVL (the "Account") began operations during 1995. It operates as a separate investment account within Ameritas Life Insurance Corp. (the “Company”), a Nebraska domiciled company. The assets of the Account are held by the Company and are segregated from all of the Company’s other assets and are used only to support the variable life products issued by the Company.

Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2021 there are eighty-six subaccounts available within the Account listed as follows:

Calvert Research and Management	Invesco Advisers, Inc.
(Advisor)	AIM
Calvert (Fund Series short cite)	*Dividend
*Balanced (Subaccount short cite)	*Health
*Mid Cap	*Technology
*Intl. Growth
DWS Investment Management	*Franchise
Americas, Inc.
Scudder	Janus Capital Management LLC
*Equity 500	Janus
*Small Cap	*Growth
*Mid Value
*Global	Neuberger Berman Investment Advisers LLC
*Growth	Neuberger Berman
*Bond
Fidelity Management & Research	*Mid-Cap
Company LLC	*Equity
Fidelity	(Commenced April 29, 2019)
*Contrafund IC	*Regency
*Contrafund SC
*High Income SC	Guggenheim Investments
*Inv. Grade Bond IC	Rydex
*Mid Cap SC	*Nova
*Overseas IC	*NASDAQ
*Strategic IC	*Precious Metals
*Equity Inc. IC	*Inv. S&P 500 (formerly Rydex Inverse
*High Income IC	S&P Strategy Fund Portfolio)
*Mid Cap IC	*Gov. Long Bond
*Money Market	*Sector Rotation

FS-52

1. ORGANIZATION, continued

Third Avenue Management LLC	The Vanguard Group, Inc. and
Third Avenue	Arrow Mark Colorado Holdings, LLC
*Value (formerly FFI Strategies	Vanguard
Portfolio)	*Small Company Growth

The Vanguard Group, Inc.	The Vanguard Group, Inc.
Vanguard	Vanguard
*Equity Index	*International Stock
*Total Bond	(Commenced June 19, 2019)
*REIT Index	*Global Bond
*Mid-Cap	(Commenced May 9, 2019)
*Stock Market Index
*Conservative	Allspring Funds – Variable Trust
*Moderate	(formerly Wells Fargo Funds
*Short-Term	Management, LLC)
Allspring (formerly Wells Fargo)
Wellington Management Company, LLP	*Discovery(formerly Wells Fargo VT
and The Vanguard Group, Inc.	Discovery Fund(SM) Portfolio, Class 2)
Vanguard	*Opportunity (formerly Wells Fargo VT
*Equity Income	Opportunity Fund(SM) Portfolio, Class 2)

Wellington Management Company, LLP	American Century Investment Management, Inc.
(formerly Wellington Management	American Century
Company, LLP and Jackson Square	*Mid Cap
Partners, LLC)	*International
Vanguard	*Inflation
*Growth	(Commenced March 3, 2020)

Wellington Management Company, LLP	Capital Research and Management Company (SM)
Vanguard	American Funds
*Balanced	*IS Growth-Inc
*High Yield Bond	(Commenced August 15, 2019)
*IS Growth
Schroder Investment Management North	(Commenced June 6, 2019)
America Inc. and Baillie Gifford Overseas Ltd.	*Blue Chip (formerly American Funds IS Blue
Vanguard	Chip Income and Growth Fund Portfolio, Class 1)
*International	(Commenced December 9, 2019)
*IS International
Hotchkis and Wiley Capital Management, LLC	(Commenced August 13, 2019)
and Lazard Asset Management LLC	*IS New World (formerly American Funds IS New
Vanguard	World Fund(R) Portfolio, Class 1)
*Diversified	(Commenced June 15, 2020)

FS-53

1. ORGANIZATION, continued

Franklin Advisers, Inc.	Morgan Stanley Investment Management Inc.
Franklin Templeton	Morgan Stanley
*Global Inc.	*Emerging Markets

Massachusetts Financial Services	Pacific Investment Management Company LLC
Company	Pimco
MFS	*Commodity
*Utilities IC	*Total Return
*Mid Cap	*Low Duration
(Commenced May 14, 2019)
*Research	Dimensional Fund Advisors LP
DFA
Calvert Research and Management	*Bond
(See Note 3)	*Small
Summit	*Value
*EAFE Intl.	*Fixed
*S&P MidCap	*Large
*S&P 500	*Targeted
*Russell Small Cap	*Global
*Moderate	*Equity
*Mod. Growth	(Commenced March 3, 2020)
*Growth

T. Rowe Price Associates, Inc.
T. Rowe
*Blue Chip

Note: The above chart references the fund series and subaccount short cites from the Statements of Net Assets.

FS-54

2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable life separate accounts registered as unit investment trusts.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners’ units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

FAIR VALUE MEASUREMENTS

The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

•	Level 1 – Quoted market prices in active markets for identical assets or liabilities.
•	Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data.
•	Level 3 – Unobservable inputs that are not corroborated by market data.

Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, pricing information is provided on an ongoing basis. Shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

FEDERAL AND STATE INCOME TAXES

The operations of the Account form a part of and are taxed with the operations of the Company. The Company is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

FS-55

3. RELATED PARTIES

Ameritas Investment Partners, Inc., an affiliate of the Company, provides sub-advisor services to certain portfolios of the Summit funds for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2021 and 2020, as follows:

Sub-Advisor Fee %
Summit:
S&P MidCap	.050
S&P 500.050
Russell Small Cap	.050
Moderate	.050
Mod. Growth	.050
Growth	.050

FS-56

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended

December 31, 2021 were as follows:

	Purchases	Sales
Calvert:
Balanced	$151,519	$114,984
Mid Cap	4,884	5,390

Scudder:
Equity 500	24,321	14,999
Small Cap	259,367	190,422
Mid Value	196,164	101,513
Global	39,309	31,811
Growth	383,680	246,365

Fidelity:
Contrafund IC	1,289,912	525,143
Contrafund SC	230,318	525,165
High Income SC	1,410	7,114
Inv. Grade Bond IC	340,568	366,020
Mid Cap SC	703,442	327,160
Overseas IC	221,967	125,352
Strategic IC	280,831	280,390
Equity Inc. IC	152,751	82,582
High Income IC	103,424	92,992
Mid Cap IC	158,007	68,518
Money Market	11,618,646	11,253,234

AIM:
Dividend	56,401	28,370
Health	155,871	37,617
Technology	231,989	76,658
Intl. Growth	104,687	88,650
Franchise	37,938	21,029

Janus:
Growth	2,827	1,608

Neuberger Berman:
Bond	63,035	130,419
Mid-Cap	402,220	287,762
Equity	166,528	220,378
Regency	192,021	4,489

FS-57

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
Rydex:
Nova	$180,109	$137,976
NASDAQ	1,591,295	1,570,346
Precious Metals	744,793	563,728
Inv. S&P 500	10,857	6,646
Gov. Long Bond	19,542	92,002
Sector Rotation	80,712	86,968

Third Avenue:
Value	244,994	163,339

Vanguard:
Equity Index	3,017,292	3,800,843
Total Bond	1,367,322	1,034,392
REIT Index	762,394	587,603
Mid-Cap	1,827,174	647,188
Stock Market Index	2,839,629	989,441
Conservative	34,541	7,152
Moderate	359,687	266,792
Short-Term	2,238,749	1,670,807
Equity Income	1,837,077	1,245,491
Growth	3,330,113	1,780,330
Balanced	1,036,389	722,294
High Yield Bond	511,331	487,011
International	2,500,238	1,298,908
Diversified	629,275	450,359
Small Company Growth	1,366,051	883,959
International Stock	733,986	37,678
Global Bond	72,341	4,510

Allspring:
Discovery	120,512	541,273
Opportunity	64,352	59,525

American Century:
Mid Cap	291,906	218,678
International	13,413	12,647
Inflation	129,300	24,543

American Funds:
IS Growth-Inc	11,810	977
IS Growth	461,543	15,690
Blue Chip	34,850	36,509
IS International	69,028	2,505
IS New World	129,251	77,573

Franklin Templeton:
Global Inc.	77,681	36,480

FS-58

4. PURCHASES AND SALES OF INVESTMENTS, continued

	Purchases	Sales
MFS:
Utilities IC	$166,264	$58,306
Mid Cap	248,299	4,188
Research	222,841	178,272

Summit:
EAFE Intl.	59,125	11,354
S&P MidCap	7,764	979
S&P 500	655,188	304,261
Russell Small Cap	471,888	157,391
Moderate	15,940	28,694
Mod. Growth	107,683	112,536
Growth	12,150	770

T. Rowe:
Blue Chip	1,855,889	809,725

Morgan Stanley:
Emerging Markets	246,315	242,301

Pimco:
Commodity	606,827	184,722
Total Return	222,109	237,618
Low Duration	2,725	21,103

DFA:
Bond	94,703	1,684
Small	199,769	16,855
Value	170,596	80,523
Fixed	819,569	572,230
Large	257,212	99,603
Targeted	485,103	189,601
Global	21,327	950
Equity	126,656	16,064

FS-59

5. FINANCIAL HIGHLIGHTS

The unit value, units, net assets, investment income ratio (“Inv. Income Ratio”), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded). Total returns, unit values and expense ratios in this table may not be applicable to all policies.

Inv. Income Ratio – The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

Expense Ratio – The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2021, these fees range between .30 percent and .75 percent (annualized) of net assets, depending on the product selected. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $15 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly through the redemption of units. The cost of insurance is determined based upon several variables, including policyowners death benefit amount and account value.

Total Return – The Total Return represents the change in the unit value reported year-to-date; however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FS-60

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Calvert:
Balanced
2021	3.78	6.11	247,115	1,201,255	1.18	0.45	0.75	14.26	14.60
2020	3.30	5.35	248,854	1,056,900	1.58	0.45	0.75	14.40	14.74
2019	2.87	4.68	220,248	813,094	1.62	0.45	0.75	23.48	23.85
2018	2.32	3.79	191,901	567,393	1.79	0.45	0.75	(3.40)	(3.11)
2017	2.39	3.92	167,247	552,661	2.04	0.45	0.75	11.17	11.50

Mid Cap
2021	58.73	105.10	1,355	112,257	0.20	0.45	0.75	14.17	14.51
2020	51.29	92.06	1,405	102,525	0.45	0.45	0.75	11.41	11.75
2019	45.89	82.63	1,456	97,828	0.42	0.45	0.75	30.38	30.78
2018	35.09	63.37	2,180	103,349	0.51	0.45	0.75	(5.14)	(4.86)
2017	36.89	66.81	2,363	122,099	0.69	0.45	0.75	10.83	11.15

Scudder:
Equity 500
2021	51.98	51.98	7,677	399,046	1.42	0.30	0.30	28.02	28.02
2020	40.60	40.60	7,907	321,027	1.66	0.30	0.30	17.74	17.74
2019	34.48	34.48	7,920	273,117	1.94	0.30	0.30	30.79	30.79
2018	26.37	26.37	7,920	208,811	1.66	0.30	0.30	(4.94)	(4.94)
2017	27.73	27.73	7,945	220,346	1.72	0.30	0.30	21.17	21.17

Small Cap
2021	34.02	54.54	13,070	565,033	0.99	0.30	0.75	13.65	14.12
2020	29.82	47.99	12,067	475,192	1.04	0.30	0.75	18.54	19.07
2019	25.04	40.48	15,222	491,150	1.05	0.30	0.75	24.29	24.85
2018	20.06	32.57	14,848	401,513	0.90	0.30	0.75	(11.90)	(11.50)
2017	22.66	36.97	18,763	621,246	1.00	0.30	0.75	13.48	13.99

Mid Value
2021	26.72	29.17	17,831	414,059	1.16	0.30	0.75	29.53	30.11
2020	20.53	22.52	11,688	248,840	1.12	0.30	0.75	(1.54)	(1.10)
2019	20.76	22.87	10,442	229,112	0.84	0.30	0.75	20.61	21.15
2018	17.14	18.97	12,641	232,375	1.41	0.30	0.75	(16.64)	(16.27)
2017	20.47	22.75	12,401	273,374	0.65	0.30	0.75	9.70	10.20

Global
2021	19.79	19.99	12,015	241,592	0.33	0.45	0.75	7.32	7.63
2020	18.38	18.62	11,729	219,565	1.34	0.45	0.75	21.76	22.14
2019	15.05	15.29	10,764	165,282	0.61	0.45	0.75	30.19	30.64
2018	11.52	11.75	4,192	49,135	0.93	0.45	0.75	(17.25)	(17.05)
2017	13.89	14.20	2,408	34,340	0.33	0.45	0.75	2.66	24.54

FS-61

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Scudder, continued:
Growth
2021	56.43	99.76	8,015	655,989	0.21	0.30	0.75	21.86	22.41
2020	46.10	81.86	6,581	435,880	0.56	0.30	0.75	24.62	38.00
2019	41.26	59.32	4,108	220,633	0.63	0.45	0.75	36.11	36.52
2018	30.22	43.58	6,901	290,537	0.73	0.45	0.75	(2.33)	(2.04)
2017	30.85	44.62	5,843	260,328	0.70	0.45	0.75	3.04	25.36

Fidelity:
Contrafund IC
2021	89.40	150.15	60,881	7,409,065	0.06	0.45	0.75	26.88	27.26
2020	70.25	118.34	58,149	5,832,135	0.25	0.45	0.75	29.59	29.98
2019	54.05	91.32	56,389	4,545,743	0.46	0.45	0.75	30.60	30.99
2018	41.26	69.92	58,178	3,598,433	0.70	0.45	0.75	(7.08)	(6.80)
2017	44.27	75.25	57,220	3,904,728	1.00	0.45	0.75	20.97	21.33

Contrafund SC
2021	90.71	153.55	13,941	1,358,300	0.05	0.30	0.60	26.95	27.33
2020	71.24	120.95	19,456	1,460,542	0.15	0.30	0.60	29.65	30.04
2019	54.78	93.29	18,359	1,102,640	0.37	0.30	0.60	30.66	31.06
2018	41.80	71.40	18,446	846,046	0.61	0.30	0.60	(7.05)	(6.77)
2017	44.84	76.81	17,860	886,056	0.87	0.30	0.60	21.04	21.40

High Income SC
2021	7.53	7.53	2,987	22,500	5.14	0.30	0.30	4.19	4.19
2020	7.23	7.23	3,924	28,365	4.89	0.30	0.30	2.34	2.34
2019	7.06	7.06	4,358	30,786	5.03	0.30	0.30	14.58	14.58
2018	6.17	6.17	4,770	29,408	5.43	0.30	0.30	(3.89)	(3.89)
2017	5.42	6.41	5,112	32,790	2.39	0.30	0.60	4.24	6.75

Inv. Grade Bond IC
2021	16.12	18.73	129,362	2,169,347	2.05	0.30	0.75	(1.35)	(0.90)
2020	16.27	18.99	135,734	2,316,006	2.26	0.30	0.75	8.58	9.07
2019	14.92	17.49	118,633	1,826,473	3.00	0.30	0.75	8.85	9.34
2018	13.64	16.07	50,429	762,815	2.48	0.30	0.75	(1.28)	(0.83)
2017	13.76	16.28	56,007	861,137	2.51	0.30	0.75	3.44	3.91

Mid Cap SC
2021	76.23	134.50	42,580	3,927,233	0.51	0.30	0.75	24.57	25.13
2020	60.92	107.97	42,067	3,329,457	0.57	0.30	0.75	17.16	17.69
2019	51.77	92.16	41,611	3,056,451	0.81	0.30	0.75	22.43	22.98
2018	42.10	75.28	41,262	2,651,292	0.55	0.30	0.75	(15.28)	(14.90)
2017	49.46	88.85	45,467	3,654,296	0.61	0.30	0.75	19.81	20.34

FS-62

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Fidelity, continued:
Overseas IC
2021	34.13	46.96	31,183	1,268,989	0.54	0.30	0.75	18.81	19.35
2020	28.59	39.53	31,040	1,061,947	0.44	0.30	0.75	14.75	15.27
2019	24.80	34.45	32,865	982,896	1.64	0.30	0.75	26.81	27.40
2018	19.47	27.16	35,520	837,238	1.43	0.30	0.75	(15.45)	(12.83)
2017	23.80	32.13	41,399	1,175,086	1.38	0.30	0.75	29.32	29.90

Strategic IC
2021	15.17	20.32	58,705	1,099,513	2.56	0.30	0.75	2.97	3.41
2020	14.67	19.73	59,907	1,103,457	3.19	0.30	0.75	6.71	7.62
2019	13.63	18.49	68,420	1,215,281	3.32	0.30	0.75	10.07	10.73
2018	12.31	16.80	84,067	1,250,342	3.69	0.30	0.75	(3.30)	(2.86)
2017	12.67	17.37	70,909	1,144,876	3.23	0.30	0.75	6.99	7.47

Equity Inc. IC
2021	31.23	61.66	4,993	284,468	1.98	0.70	0.70	24.02	24.02
2020	25.18	49.72	3,980	197,818	1.86	0.70	0.70	5.95	20.51
2019	46.92	46.92	4,138	194,184	2.15	0.70	0.70	26.56	26.56
2018	37.08	37.08	5,226	193,777	2.13	0.70	0.70	(8.93)	(8.93)
2017	40.72	40.72	5,688	231,602	1.70	0.70	0.70	12.11	12.11

High Income IC
2021	7.06	10.59	9,740	80,109	5.03	0.45	0.75	3.63	3.94
2020	6.79	10.22	8,394	69,734	4.49	0.45	0.75	1.98	2.28
2019	6.64	10.02	9,669	81,340	4.25	0.45	0.75	14.25	14.59
2018	5.79	8.77	16,267	139,547	4.96	0.45	0.75	(4.01)	(3.72)
2017	6.02	9.14	19,142	171,847	5.65	0.45	0.75	6.14	6.46

Mid Cap IC
2021	48.22	94.96	3,984	348,002	0.67	0.70	0.70	8.29	24.73
2020	76.13	76.13	3,206	244,060	0.67	0.70	0.70	17.37	17.37
2019	64.87	64.87	3,427	222,304	0.86	0.70	0.70	22.59	22.59
2018	52.92	52.92	3,784	200,213	0.59	0.70	0.70	(15.14)	(15.14)
2017	62.35	62.35	4,508	281,115	0.72	0.70	0.70	19.97	19.97

Money Market
2021	1.01	1.03	8,895,987	9,031,492	0.01	0.30	0.75	(0.74)	(0.29)
2020	1.01	1.03	8,490,049	8,666,080	0.29	0.30	0.75	(0.43)	0.02
2019	1.02	1.03	8,340,158	8,521,788	2.00	0.30	0.75	1.26	1.71
2018	1.00	1.02	9,006,134	9,084,135	1.65	0.30	0.75	0.89	1.35
2017	1.00	1.00	7,739,928	7,721,242	0.67	0.30	0.75	(0.07)	0.37

FS-63

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
AIM:
Dividend
2021	39.84	39.85	8,684	343,611	2.25	0.30	0.75	18.01	18.54
2020	33.61	33.77	8,089	270,785	3.05	0.30	0.75	(0.61)	(0.16)
2019	33.67	33.98	9,001	302,824	1.92	0.30	0.75	24.16	24.72
2018	26.99	27.36	17,924	486,672	2.49	0.30	0.75	(8.27)	(7.85)
2017	29.29	29.83	33,745	1,002,509	1.51	0.30	0.75	7.77	8.25

Health
2021	60.20	76.28	17,012	1,099,246	0.21	0.30	0.75	11.46	11.96
2020	53.77	68.44	16,841	972,978	0.32	0.30	0.75	13.60	14.12
2019	47.12	60.24	17,076	868,144	0.04	0.30	0.75	31.52	32.11
2018	35.67	45.81	23,485	894,885	-	0.30	0.75	0.15	0.60
2017	35.45	45.74	35,618	1,431,215	0.39	0.30	0.75	14.97	15.48

Technology
2021	62.67	65.12	28,834	1,731,866	-	0.30	0.75	13.56	14.07
2020	54.94	57.34	28,350	1,514,900	-	0.30	0.75	45.02	45.68
2019	37.71	39.54	28,680	1,053,430	-	0.30	0.75	34.87	35.47
2018	27.84	29.32	28,539	804,491	-	0.30	0.75	(1.20)	(0.75)
2017	28.05	29.67	28,864	830,758	-	0.30	0.75	34.13	34.73

Intl. Growth
2021	45.09	56.09	11,112	608,649	1.29	0.30	0.75	(1.00)	5.10
2020	42.52	53.37	11,695	608,486	1.88	0.30	0.75	(18.92)	13.14
2019	44.99	47.17	24,571	1,121,462	1.62	0.30	0.75	27.61	28.19
2018	35.09	36.96	24,039	858,637	2.12	0.30	0.75	(15.61)	(15.23)
2017	41.40	43.80	27,153	1,152,413	1.47	0.30	0.75	22.09	22.64

Franchise
2021	123.29	147.27	309	43,200	-	0.45	0.75	11.09	11.42
2020	110.66	132.57	216	26,441	0.08	0.45	0.75	41.28	41.79
2019	78.04	93.83	361	32,344	-	0.45	0.75	11.21	35.75
2018	69.12	69.12	356	24,597	-	0.75	0.75	(4.34)	(4.34)
2017	72.26	72.26	326	23,559	0.09	0.75	0.75	26.41	26.41

Janus:
Growth
2021	74.08	103.97	780	60,175	0.10	0.45	0.75	19.44	19.80
2020	61.84	87.05	798	51,491	0.41	0.45	0.75	31.96	32.36
2019	46.72	65.97	818	42,988	0.46	0.45	0.75	34.51	34.91
2018	34.63	49.04	862	34,719	0.54	0.45	0.75	(3.31)	(3.03)
2017	35.71	50.72	843	41,695	0.39	0.45	0.75	7.99	26.93

FS-64

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Neuberger Berman:
Bond
2021	11.68	24.50	33,467	656,105	2.50	0.30	0.75	(0.01)	0.41
2020	11.63	24.50	32,859	735,070	2.34	0.30	0.75	2.68	3.25
2019	11.26	23.86	33,560	722,002	2.00	0.30	0.75	2.91	3.43
2018	10.89	23.18	38,133	797,542	1.43	0.30	0.75	0.26	0.71
2017	10.81	23.12	40,956	889,702	1.46	0.30	0.75	0.14	0.59

Mid-Cap
2021	55.79	57.36	54,232	3,076,574	-	0.30	0.75	12.15	12.66
2020	49.75	50.92	57,698	2,910,403	-	0.30	0.75	38.94	39.56
2019	35.81	36.48	73,382	2,659,479	-	0.30	0.75	31.76	32.35
2018	27.18	27.57	82,973	2,275,170	-	0.30	0.75	(7.11)	(6.69)
2017	29.26	29.54	87,305	2,567,741	-	0.30	0.75	24.36	24.91

Equity
2021	41.35	41.97	78,379	3,263,183	0.38	0.30	0.75	22.56	23.40
2020	33.74	34.01	81,353	2,756,452	0.62	0.30	0.75	18.67	19.24
2019	28.43	28.52	86,447	2,461,949	0.41	0.30	0.75	8.98	9.21
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Regency
2021	20.38	39.36	6,158	195,116	0.60	0.45	0.75	10.12	31.64
2020	29.90	29.90	31	928	1.23	0.75	0.75	(3.38)	(3.38)
2019	30.94	30.94	31	970	0.40	0.75	0.75	15.94	15.94
2018	26.69	26.69	70	1,871	0.24	0.75	0.75	(15.89)	(15.89)
2017	31.73	31.73	590	18,735	0.85	0.75	0.75	15.87	15.87

Rydex:
Nova
2021	68.88	247.92	6,832	804,495	0.35	0.30	0.75	41.13	41.71
2020	48.81	174.95	6,792	552,976	0.85	0.30	0.75	19.13	19.63
2019	40.97	146.23	4,462	371,490	1.11	0.30	0.75	43.96	44.57
2018	28.46	101.15	5,994	279,222	0.17	0.30	0.75	(12.23)	(10.99)
2017	31.97	234.76	12,203	467,406	0.05	0.45	0.75	30.80	31.19

NASDAQ
2021	118.62	121.44	26,144	3,003,342	-	0.30	0.75	24.61	25.17
2020	95.20	97.02	27,390	2,538,896	0.29	0.30	0.75	43.88	44.53
2019	66.17	67.13	28,607	1,864,188	0.13	0.30	0.75	35.84	36.45
2018	48.71	49.20	27,992	1,342,487	-	0.30	0.75	(2.54)	(2.10)
2017	49.98	50.25	29,916	1,475,390	-	0.30	0.75	30.15	30.73

FS-65

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Rydex, continued:
Precious Metals
2021	9.99	51.68	88,904	1,378,246	3.68	0.30	0.75	(9.87)	(9.46)
2020	11.08	57.08	83,711	1,360,406	4.56	0.30	0.75	33.30	33.90
2019	8.31	42.63	82,505	991,096	-	0.30	0.75	51.06	51.74
2018	5.50	28.09	91,331	692,879	4.85	0.30	0.75	(17.23)	(16.86)
2017	6.65	33.79	136,454	1,097,546	4.81	0.30	0.75	6.29	6.76

Inv. S&P 500
2021	0.59	5.13	7,487	21,550	-	0.45	0.75	(24.94)	(24.78)
2020	0.78	6.82	7,674	23,562	0.63	0.45	0.75	(25.58)	(25.36)
2019	1.05	9.14	28,887	60,198	0.90	0.45	0.75	(23.49)	(23.26)
2018	1.37	11.92	51,672	115,463	-	0.45	0.75	3.19	3.50
2017	1.33	11.51	46,980	108,955	-	0.45	0.75	(17.96)	(17.71)

Gov. Long Bond
2021	34.36	39.92	2,670	95,951	0.34	0.30	0.75	(8.18)	(7.74)
2020	37.42	43.27	4,683	190,215	0.13	0.30	0.75	21.05	21.85
2019	30.91	35.51	4,900	161,699	1.18	0.30	0.75	15.91	16.60
2018	26.67	30.46	4,231	119,908	1.57	0.30	0.75	(6.02)	(5.60)
2017	28.38	32.27	4,495	130,028	1.27	0.30	0.75	8.82	9.45

Sector Rotation
2021	17.72	19.25	166	3,187	0.08	0.70	0.70	(1.81)	22.94
2020	15.66	15.66	109	1,705	4.76	0.70	0.70	4.20	4.20
2019	15.03	15.03	312	4,691	0.52	0.70	0.70	4.80	4.80
2018	14.34	14.34	330	4,737	-	0.70	0.70	(13.54)	(13.54)
2017	16.59	16.59	2,533	42,009	0.08	0.70	0.70	14.06	14.06

Third Avenue:
Value
2021	19.69	41.14	106,917	2,718,889	0.69	0.30	0.75	21.16	21.70
2020	16.18	33.96	98,005	2,179,131	3.08	0.30	0.75	(3.12)	(2.69)
2019	16.63	35.05	70,882	1,648,356	0.27	0.30	0.75	11.62	12.13
2018	14.83	31.40	69,046	1,429,337	1.81	0.30	0.75	(20.94)	(20.58)
2017	18.67	39.72	77,200	2,512,736	0.86	0.30	0.75	12.75	13.25

Vanguard:
Equity Index
2021	88.47	164.83	463,254	43,549,930	1.25	0.30	0.75	27.59	28.17
2020	69.03	129.19	485,146	36,417,349	1.68	0.30	0.75	17.32	17.85
2019	58.58	110.12	480,642	31,269,261	1.88	0.30	0.75	30.32	30.91
2018	44.75	84.50	470,347	25,148,983	1.68	0.30	0.75	(5.22)	(4.79)
2017	47.00	89.15	419,549	25,742,982	1.79	0.30	0.75	20.75	21.29

FS-66

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Total Bond
2021	14.06	29.14	387,133	6,205,970	2.12	0.30	0.75	(2.45)	(2.01)
2020	14.35	29.87	366,029	6,160,975	2.34	0.30	0.75	6.78	7.26
2019	13.38	27.97	335,711	5,861,593	2.39	0.30	0.75	7.87	8.35
2018	12.35	25.93	279,706	4,574,314	2.53	0.30	0.75	(0.88)	(0.43)
2017	12.40	26.16	292,221	5,516,436	2.46	0.30	0.75	2.71	3.17

REIT Index
2021	24.92	85.58	233,433	7,630,087	1.97	0.30	0.75	39.16	39.79
2020	17.83	61.49	225,219	5,523,444	2.59	0.30	0.75	(5.56)	(5.14)
2019	18.79	65.12	217,659	6,012,779	2.61	0.30	0.75	27.85	28.42
2018	14.63	50.93	231,951	5,170,942	3.03	0.30	0.75	(6.06)	(5.64)
2017	15.51	54.22	234,390	6,235,992	2.41	0.30	0.75	4.00	4.46

Mid-Cap
2021	50.05	86.91	205,418	11,544,970	1.07	0.30	0.75	23.43	23.98
2020	40.36	70.41	182,911	8,929,449	1.47	0.30	0.75	17.19	17.72
2019	34.29	60.09	178,466	7,852,060	1.48	0.30	0.75	29.90	30.48
2018	26.28	46.26	175,028	6,080,902	1.17	0.30	0.75	(10.01)	(9.60)
2017	29.07	51.40	170,620	7,062,877	1.25	0.30	0.75	18.20	18.73

Stock Market Index
2021	76.07	134.07	243,421	21,694,056	1.17	0.30	0.75	24.70	25.26
2020	60.73	107.51	217,713	16,701,481	1.69	0.30	0.75	19.65	20.19
2019	50.53	89.85	194,833	14,043,368	1.58	0.30	0.75	29.75	30.36
2018	38.76	69.25	203,529	11,627,340	1.44	0.30	0.75	(6.05)	(5.62)
2017	41.07	73.71	165,624	10,673,090	1.85	0.30	0.75	20.07	20.61

Conservative
2021	32.23	33.70	5,517	184,486	1.44	0.45	0.75	5.20	5.51
2020	30.64	31.94	4,895	155,302	1.66	0.45	0.75	10.90	11.24
2019	27.62	28.71	3,199	91,286	3.67	0.45	0.75	12.89	15.27
2018	24.91	25.58	564	14,325	1.47	0.45	0.70	(5.02)	(3.41)
2017	25.79	25.84	42	1,092	0.59	0.45	0.75	8.45	8.59

Moderate
2021	40.90	41.82	35,101	1,335,439	1.49	0.45	0.75	9.25	9.58
2020	37.33	38.27	33,599	1,191,296	2.30	0.45	0.75	12.92	13.26
2019	32.96	33.90	18,575	614,413	2.32	0.45	0.75	18.64	19.00
2018	27.69	28.57	13,647	379,470	1.40	0.45	0.75	(5.65)	(5.36)
2017	29.26	30.28	2,579	77,979	1.72	0.45	0.75	9.97	13.95

FS-67

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Short-Term
2021	11.67	11.77	256,701	3,011,671	1.58	0.30	0.75	(1.19)	(0.75)
2020	11.82	11.86	213,854	2,512,006	1.72	0.30	0.75	4.71	5.18
2019	11.28	11.28	102,595	1,159,165	2.07	0.30	0.75	4.91	5.38
2018	10.70	10.76	72,461	781,757	2.22	0.30	0.75	0.28	1.25
2017	10.73	10.78	52,915	568,200	1.40	0.45	0.75	1.33	1.63

Equity Income
2021	46.89	115.36	220,488	10,799,341	1.92	0.30	0.75	24.39	24.95
2020	37.53	92.73	186,418	8,431,699	2.79	0.30	0.75	2.48	2.94
2019	36.45	90.49	182,641	8,607,929	2.48	0.30	0.75	23.51	24.06
2018	29.39	73.27	184,667	7,246,487	2.29	0.30	0.75	(6.67)	(6.25)
2017	31.34	78.50	168,280	8,526,265	2.55	0.30	0.75	17.37	17.90

Growth
2021	71.93	106.53	333,766	23,189,665	0.03	0.30	0.75	16.98	17.51
2020	61.22	91.06	322,899	19,991,041	0.33	0.30	0.75	42.03	42.67
2019	42.91	64.12	294,201	13,184,351	0.40	0.30	0.75	32.82	33.42
2018	32.16	48.27	300,367	10,460,518	0.31	0.30	0.75	(0.55)	(0.10)
2017	32.19	48.54	292,992	11,105,277	0.52	0.30	0.75	29.94	30.53

Balanced
2021	43.13	117.95	202,497	10,800,882	1.79	0.45	0.75	18.13	18.48
2020	36.40	99.85	201,149	9,414,460	2.66	0.45	0.75	9.85	10.18
2019	33.04	90.89	183,968	8,509,639	2.72	0.45	0.75	21.57	21.94
2018	27.09	74.76	184,910	7,928,444	2.41	0.45	0.75	(4.13)	(3.84)
2017	28.18	77.99	175,212	8,591,969	2.41	0.45	0.75	13.87	14.21

High Yield Bond
2021	10.36	34.99	176,175	2,565,259	4.19	0.30	0.75	2.91	3.37
2020	10.03	34.00	176,847	2,555,885	5.62	0.30	0.75	4.88	5.36
2019	9.52	32.42	170,576	2,535,270	5.44	0.30	0.75	14.81	15.33
2018	8.25	28.24	152,031	2,270,538	4.80	0.30	0.75	(3.46)	(3.02)
2017	8.51	29.25	137,063	2,455,116	4.98	0.30	0.75	6.21	6.69

International
2021	51.84	82.51	349,637	19,447,697	0.27	0.30	0.75	(2.28)	(1.84)
2020	52.81	84.43	345,209	19,969,932	1.23	0.30	0.75	56.41	57.11
2019	33.61	53.98	373,223	14,385,254	1.48	0.30	0.75	30.23	30.82
2018	25.69	41.45	395,452	11,851,192	0.77	0.30	0.75	(13.27)	(12.88)
2017	29.49	47.80	390,284	14,761,033	1.07	0.30	0.75	41.62	42.25

FS-68

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Vanguard, continued:
Diversified
2021	37.94	52.17	104,363	4,246,129	1.04	0.30	0.75	29.49	30.08
2020	29.17	40.29	97,257	3,181,412	2.70	0.30	0.75	10.94	11.44
2019	26.17	36.31	101,869	3,109,595	2.87	0.30	0.75	24.77	25.32
2018	20.88	29.11	129,000	3,269,866	2.49	0.30	0.75	(9.80)	(9.39)
2017	23.05	32.27	137,302	3,935,160	2.69	0.30	0.75	12.32	12.82

Small Company Growth
2021	54.55	131.83	339,365	19,813,230	0.37	0.30	0.75	13.37	13.88
2020	47.90	116.29	330,229	17,813,764	0.67	0.30	0.75	22.26	22.82
2019	39.00	95.11	331,924	15,408,353	0.50	0.30	0.75	27.15	27.73
2018	30.54	74.80	332,304	12,776,936	0.39	0.30	0.75	(7.96)	(7.54)
2017	33.03	81.27	298,874	14,512,355	0.47	0.30	0.75	22.55	23.10

International Stock
2021	25.32	25.43	48,241	1,225,534	1.42	0.70	0.70	7.77	7.77
2020	23.49	23.60	21,142	498,016	1.16	0.70	0.70	10.40	31.67
2019	21.28	21.28	8,283	176,264	-	0.70	0.70	8.29	8.29
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Global Bond
2021	22.00	22.10	3,284	72,553	0.53	0.70	0.70	(2.52)	(2.52)
2020	22.57	22.67	258	5,820	0.56	0.70	0.70	0.11	5.93
2019	21.31	21.31	87	1,853	-	0.70	0.70	1.48	1.48
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Allspring:
Discovery
2021	42.74	87.56	8,573	655,114	-	0.30	0.75	(10.18)	(5.75)
2020	74.45	92.90	15,133	1,178,107	-	0.45	0.75	61.44	61.92
2019	45.98	57.55	9,506	486,249	-	0.45	0.75	37.98	38.40
2018	26.14	41.71	12,454	478,737	-	0.30	0.75	(7.76)	4.79
2017	33.35	45.21	12,393	519,581	-	0.30	0.75	26.56	28.17

Opportunity
2021	61.25	125.86	12,821	774,013	0.04	0.30	0.75	23.85	24.40
2020	49.23	101.62	13,302	650,577	0.31	0.30	0.75	20.10	20.64
2019	40.81	84.62	32,716	1,332,003	0.31	0.30	0.75	30.49	31.07
2018	31.13	64.85	22,208	751,975	0.19	0.30	0.75	(7.84)	(7.42)
2017	33.63	70.36	18,711	845,644	0.76	0.30	0.75	19.54	20.08

FS-69

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Century:
Mid Cap
2021	34.98	45.54	41,576	1,492,452	1.18	0.30	0.75	22.29	22.83
2020	28.48	37.24	36,824	1,163,036	1.79	0.30	0.75	0.45	0.91
2019	28.22	37.08	41,391	1,315,019	2.06	0.30	0.75	28.19	28.76
2018	21.92	28.92	37,475	939,053	1.40	0.30	0.75	(13.49)	(13.10)
2017	25.22	33.43	38,406	1,146,543	1.58	0.30	0.75	10.86	11.36

International
2021	16.50	18.65	2,172	36,916	0.16	0.45	0.75	7.94	8.26
2020	14.10	17.28	2,135	33,704	1.55	0.30	0.75	(15.36)	24.94
2019	13.17	13.83	41,415	544,389	0.81	0.30	0.75	27.47	28.04
2018	10.28	10.85	38,773	398,692	1.26	0.30	0.75	(15.86)	(15.47)
2017	12.17	12.90	39,100	477,117	0.08	0.30	0.75	6.34	30.23

Inflation
2021	11.92	12.09	17,078	205,789	3.91	0.70	0.70	5.87	5.87
2020	11.26	11.42	8,446	96,415	2.22	0.70	0.70	0.67	5.38
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

American Funds:
IS Growth-Inc
2021	70.79	79.78	255	18,717	1.66	0.70	0.70	23.55	23.55
2020	57.30	64.57	90	5,452	2.43	0.70	0.70	13.02	19.30
2019	57.13	57.13	4	209	0.07	0.70	0.70	8.81	8.81
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS Growth
2021	149.29	167.86	3,080	473,979	0.92	0.70	0.70	21.45	21.45
2020	122.93	138.22	199	26,053	0.75	0.70	0.70	19.67	51.40
2019	91.30	91.30	16	1,439	0.20	0.70	0.70	16.15	16.15
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Blue Chip
2021	18.67	20.65	2,295	46,393	2.10	0.70	0.70	27.23	27.23
2020	14.68	16.23	2,234	36,186	2.07	0.70	0.70	8.28	18.32
2019	14.99	14.99	271	4,064	1.74	0.70	0.70	3.36	3.36
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-70

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
American Funds, continued:
IS International
2021	23.21	24.10	3,759	88,975	3.94	0.70	0.70	(1.92)	(1.92)
2020	23.66	24.58	1,133	27,755	0.95	0.70	0.70	13.48	29.68
2019	21.66	21.66	511	11,071	3.13	0.70	0.70	11.96	11.96
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

IS New World
2021	33.28	33.28	5,537	184,248	1.26	0.70	0.70	4.43	4.43
2020	31.87	31.87	4,237	135,014	0.25	0.70	0.70	7.09	32.43
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Franklin Templeton:
Global Inc.
2021	16.57	24.15	22,797	477,116	-	0.30	0.75	(5.70)	(5.28)
2020	17.49	25.61	19,747	460,043	6.73	0.30	0.75	(5.99)	(5.56)
2019	18.52	27.24	35,844	824,406	6.70	0.30	0.75	1.25	1.71
2018	18.21	26.90	38,492	881,442	-	0.30	0.75	1.17	1.63
2017	17.92	26.59	50,939	1,209,459	-	0.30	0.75	1.17	1.62

MFS:
Utilities IC
2021	55.63	68.69	13,285	833,250	1.73	0.30	0.75	13.24	13.75
2020	48.90	60.66	11,474	664,263	2.47	0.30	0.75	5.11	5.59
2019	46.31	57.71	10,638	584,245	4.14	0.30	0.75	24.14	24.70
2018	37.14	46.49	11,353	510,468	1.26	0.30	0.75	0.30	0.76
2017	36.86	46.35	15,807	700,651	4.45	0.30	0.75	13.98	14.49

Mid Cap
2021	15.29	17.44	16,630	267,898	-	0.70	0.70	13.32	13.32
2020	13.49	15.39	1,881	27,866	-	0.70	0.70	30.75	35.53
2019	11.36	11.36	888	10,083	-	0.70	0.70	12.94	12.94
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

Research
2021	23.82	23.95	60,724	1,442,193	0.83	0.45	0.75	10.74	11.07
2020	21.45	21.63	61,585	1,325,918	2.08	0.45	0.75	12.10	12.44
2019	16.96	19.29	61,483	1,179,311	1.65	0.30	0.75	6.65	27.09
2018	15.18	15.46	43,464	660,990	1.45	0.30	0.75	(14.77)	(14.38)
2017	17.81	18.05	47,353	843,324	1.84	0.30	0.75	27.34	27.91

FS-71

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
EAFE Intl.
2021	119.49	123.84	1,851	225,091	1.81	0.30	0.75	10.05	10.88
2020	107.76	112.53	1,461	160,513	3.40	0.30	0.75	6.97	7.75
2019	100.01	105.20	1,414	146,428	2.63	0.30	0.75	20.36	21.29
2018	82.46	87.41	1,548	133,853	3.18	0.30	0.75	(14.23)	(13.82)
2017	95.68	101.90	1,804	182,524	2.87	0.30	0.75	23.83	24.33

S&P MidCap
2021	190.81	190.81	872	166,407	0.85	0.30	0.30	24.04	24.04
2020	153.83	153.83	864	132,957	1.27	0.30	0.30	12.98	12.98
2019	111.74	136.15	844	114,903	1.16	0.30	0.60	11.23	25.45
2018	108.53	130.87	884	97,263	1.18	0.30	0.60	(11.86)	(11.60)
2017	122.77	148.48	820	107,096	0.73	0.30	0.60	8.66	15.20

S&P 500
2021	283.36	314.27	8,380	2,486,777	1.34	0.30	0.75	27.46	28.03
2020	221.32	246.57	7,412	1,738,305	1.82	0.30	0.75	17.22	17.75
2019	187.96	210.35	6,360	1,295,985	1.79	0.30	0.75	30.17	30.76
2018	143.74	161.59	6,178	966,239	1.98	0.30	0.75	(5.45)	(5.02)
2017	151.34	170.90	6,234	1,026,139	1.49	0.30	0.75	20.56	21.11

Russell Small Cap
2021	141.02	148.43	7,782	1,031,639	0.80	0.30	0.75	13.68	14.19
2020	124.05	129.99	5,291	658,508	1.21	0.30	0.75	18.75	19.29
2019	104.47	108.97	4,387	464,529	0.99	0.30	0.75	24.14	24.70
2018	84.15	87.39	4,024	342,742	1.07	0.30	0.75	(11.90)	(11.50)
2017	95.51	98.74	3,902	381,557	0.75	0.30	0.75	13.52	14.03

Moderate
2021	23.19	23.21	4,586	106,710	1.10	0.45	0.75	9.24	9.58
2020	21.17	21.25	5,150	109,641	1.71	0.45	0.75	4.57	4.88
2019	18.86	20.32	4,785	97,363	1.39	0.30	0.75	0.47	16.14
2018	17.49	17.64	12,933	226,628	1.36	0.30	0.75	(6.44)	(6.01)
2017	18.70	18.77	14,988	280,236	1.34	0.30	0.75	11.33	11.83

Mod. Growth
2021	24.03	24.44	18,589	452,503	1.01	0.45	0.75	12.80	13.13
2020	21.30	21.60	18,846	406,169	1.68	0.45	0.75	2.98	3.29
2019	19.81	20.68	18,128	378,840	1.44	0.30	0.75	3.76	17.68
2018	17.58	17.71	19,003	337,060	1.31	0.30	0.75	(7.39)	(6.97)
2017	18.98	19.04	16,916	323,456	1.24	0.30	0.75	13.70	14.21

FS-72

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
Summit, continued:
Growth
2021	24.24	24.71	504	12,425	2.57	0.70	0.70	15.06	15.06
2020	21.06	21.48	33	698	2.38	0.70	0.70	1.44	10.43
2019	21.17	21.17	6	126	0.01	0.70	0.70	18.39	18.39
2018	17.88	17.88	826	14,773	2.40	0.70	0.70	(11.32)	(11.32)
2017	-	-	-	-	-	-	-	-	-

T. Rowe:
Blue Chip
2021	59.83	64.71	120,870	7,438,318	-	0.30	0.75	16.74	17.27
2020	51.25	55.18	115,022	6,057,012	-	0.30	0.75	33.28	33.88
2019	38.45	41.22	125,114	4,991,443	-	0.30	0.75	28.92	29.50
2018	29.83	31.83	130,892	4,036,182	-	0.30	0.75	1.15	1.61
2017	29.49	31.32	138,962	4,220,099	-	0.30	0.75	35.16	35.76

Morgan Stanley:
Emerging Markets
2021	20.38	26.69	110,369	2,233,464	0.84	0.30	0.75	2.22	2.68
2020	19.85	26.11	109,020	2,186,448	1.29	0.30	0.75	13.58	14.10
2019	17.40	22.99	177,728	3,097,904	1.10	0.30	0.75	18.70	19.23
2018	14.59	19.36	171,488	2,522,322	0.45	0.30	0.75	(18.08)	(17.71)
2017	17.73	23.64	154,336	2,838,224	0.82	0.30	0.75	34.06	34.66

Pimco:
Commodity
2021	8.55	9.82	72,011	637,135	4.31	0.45	0.75	32.35	32.74
2020	6.46	7.40	24,564	163,567	6.57	0.45	0.75	0.59	0.90
2019	6.41	6.42	55,195	360,397	4.47	0.30	0.75	9.42	10.60
2018	3.45	5.80	62,487	364,114	2.12	0.30	0.75	(14.78)	(14.39)
2017	4.04	6.81	56,955	385,679	11.17	0.30	0.75	1.39	1.85

Total Return
2021	13.70	16.44	64,288	933,241	1.82	0.30	0.75	(2.00)	(1.56)
2020	13.91	16.78	65,491	1,017,586	2.12	0.30	0.75	7.83	8.32
2019	12.84	15.56	52,731	750,162	3.06	0.30	0.75	7.55	8.03
2018	11.89	14.47	164,237	2,035,570	2.56	0.30	0.75	(1.27)	(0.83)
2017	11.99	14.66	120,372	1,704,705	2.02	0.30	0.75	4.14	4.60

Low Duration
2021	10.77	11.06	4,642	50,688	0.52	0.45	0.75	(1.66)	(1.37)
2020	10.38	11.25	6,276	69,843	1.63	0.30	0.75	0.70	2.21
2019	10.66	11.00	42,431	458,820	2.76	0.30	0.75	3.25	3.72
2018	10.28	10.66	39,581	413,961	2.01	0.30	0.75	(0.40)	0.04
2017	10.28	10.70	28,717	298,426	1.26	0.30	0.75	0.17	0.59

FS-73

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA:
Bond
2021	10.37	12.54	22,059	272,535	0.79	0.70	0.70	(1.73)	(1.73)
2020	10.56	12.76	14,442	183,808	0.03	0.70	0.70	0.01	0.75
2019	12.67	12.67	13,386	169,541	2.74	0.70	0.70	3.46	3.46
2018	12.24	12.24	7,436	91,029	5.03	0.70	0.70	1.04	1.04
2017	12.12	12.12	6,907	83,689	1.74	0.70	0.70	1.40	1.40

Small
2021	15.47	23.14	35,336	781,319	2.79	0.70	0.70	13.77	13.77
2020	13.60	20.34	28,667	582,342	2.29	0.70	0.70	8.65	18.08
2019	18.72	18.72	27,018	505,857	3.05	0.70	0.70	23.04	23.04
2018	15.22	15.22	23,162	352,463	1.40	0.70	0.70	(20.33)	(20.33)
2017	19.10	19.10	25,037	478,229	2.55	0.70	0.70	29.05	29.05

Value
2021	14.02	17.77	34,872	613,593	4.08	0.70	0.70	17.29	17.29
2020	11.96	15.15	30,433	459,598	2.73	0.70	0.70	(2.45)	23.66
2019	15.53	15.53	22,843	354,756	3.76	0.70	0.70	15.05	15.05
2018	13.50	13.50	20,525	277,057	2.46	0.70	0.70	(17.67)	(17.67)
2017	16.39	16.39	20,412	334,652	2.92	0.70	0.70	24.94	24.94

Fixed
2021	10.10	10.25	61,667	626,033	0.01	0.70	0.70	(0.88)	(0.88)
2020	10.19	10.34	37,130	379,356	0.86	0.70	0.70	(0.37)	(0.10)
2019	10.35	10.35	8,529	88,318	2.28	0.70	0.70	1.80	1.80
2018	10.17	10.17	18,366	186,814	1.98	0.70	0.70	1.07	1.07
2017	10.06	10.06	12,288	123,672	1.07	0.70	0.70	0.13	0.13

Large
2021	33.90	47.88	24,819	1,130,357	1.85	0.70	0.70	26.15	26.15
2020	26.88	37.96	20,472	776,190	2.43	0.70	0.70	(2.06)	15.65
2019	38.76	38.76	17,354	672,585	2.09	0.70	0.70	24.91	24.91
2018	31.03	31.03	20,676	641,513	2.03	0.70	0.70	(12.73)	(12.73)
2017	35.55	35.55	24,106	857,059	1.97	0.70	0.70	18.25	18.25

Targeted
2021	25.75	36.86	33,354	1,086,101	1.56	0.70	0.70	38.71	38.71
2020	18.56	26.58	23,960	607,558	2.29	0.70	0.70	3.26	42.02
2019	25.74	25.74	13,321	342,862	1.54	0.70	0.70	21.71	21.71
2018	21.15	21.15	14,439	305,339	0.95	0.70	0.70	(16.46)	(16.46)
2017	25.31	25.31	15,287	386,977	1.11	0.70	0.70	9.00	9.00

FS-74

5. FINANCIAL HIGHLIGHTS, continued

	At December 31				For the Periods Ended December 31
				Net	Inv.
	Unit			Assets	Income	Expense		Total
	Value ($)		Units	($)	Ratio %	Ratio %		Return %
	Min	Max				Min	Max	Min	Max
DFA, continued:
Global
2021	17.18	18.03	1,952	34,365	1.74	0.70	0.70	7.29	13.41
2020	15.90	15.90	786	12,503	0.96	0.70	0.70	10.51	10.51
2019	14.39	14.39	1,629	23,435	1.79	0.70	0.70	17.30	17.30
2018	12.26	12.26	937	11,488	0.63	0.70	0.70	(7.55)	(7.55)
2017	13.26	13.26	3,513	46,596	3.87	0.70	0.70	13.77	13.77

Equity
2021	16.43	16.50	9,957	164,075	4.41	0.70	0.70	23.51	23.51
2020	13.30	13.36	3,621	48,163	3.42	0.70	0.70	12.66	24.36
2019	-	-	-	-	-	-	-	-	-
2018	-	-	-	-	-	-	-	-	-
2017	-	-	-	-	-	-	-	-	-

FS-75

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the periods ended December 31, were as follows:

	2021	2020
Calvert:
Balanced
Units issued	94,296	202,790
Units redeemed	(96,035)	(174,184)
Net increase(decrease)	(1,739)	28,606

Mid Cap
Units issued	32	111
Units redeemed	(82)	(162)
Net increase(decrease)	(50)	(51)

Scudder:
Equity 500
Units issued	96	80
Units redeemed	(326)	(93)
Net increase(decrease)	(230)	(13)

Small Cap
Units issued	15,973	7,602
Units redeemed	(14,970)	(10,757)
Net increase(decrease)	1,003	(3,155)

Mid Value
Units issued	23,030	19,987
Units redeemed	(16,887)	(18,741)
Net increase(decrease)	6,143	1,246

Global
Units issued	17,713	14,609
Units redeemed	(17,427)	(13,644)
Net increase(decrease)	286	965

Growth
Units issued	6,950	8,519
Units redeemed	(5,516)	(6,046)
Net increase(decrease)	1,434	2,473

Fidelity:
Contrafund IC
Units issued	21,897	29,949
Units redeemed	(19,165)	(28,189)
Net increase(decrease)	2,732	1,760

FS-76

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Contrafund SC
Units issued	3,797	5,281
Units redeemed	(9,312)	(4,184)
Net increase(decrease)	(5,515)	1,097

High Income SC
Units issued	28	63
Units redeemed	(965)	(497)
Net increase(decrease)	(937)	(434)

Inv. Grade Bond IC
Units issued	137,248	129,060
Units redeemed	(143,620)	(111,959)
Net increase(decrease)	(6,372)	17,101

Mid Cap SC
Units issued	16,149	21,516
Units redeemed	(15,636)	(21,060)
Net increase(decrease)	513	456

Overseas IC
Units issued	15,376	12,263
Units redeemed	(15,233)	(14,088)
Net increase(decrease)	143	(1,825)

Strategic IC
Units issued	117,193	106,798
Units redeemed	(118,395)	(115,311)
Net increase(decrease)	(1,202)	(8,513)

Equity Inc. IC
Units issued	2,952	3,065
Units redeemed	(1,939)	(3,223)
Net increase(decrease)	1,013	(158)

High Income IC
Units issued	18,781	11,773
Units redeemed	(17,435)	(13,048)
Net increase(decrease)	1,346	(1,275)

FS-77

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Fidelity, continued:
Mid Cap IC
Units issued	4,737	1,323
Units redeemed	(3,959)	(1,544)
Net increase(decrease)	778	(221)

Money Market
Units issued	17,544,692	19,009,748
Units redeemed	(17,138,754)	(18,859,857)
Net increase(decrease)	405,938	149,891

AIM:
Dividend
Units issued	6,951	6,289
Units redeemed	(6,356)	(7,201)
Net increase(decrease)	595	(912)

Health
Units issued	2,023	6,479
Units redeemed	(1,852)	(6,714)
Net increase(decrease)	171	(235)

Technology
Units issued	5,761	10,893
Units redeemed	(5,277)	(11,223)
Net increase(decrease)	484	(330)

Intl. Growth
Units issued	26,047	26,430
Units redeemed	(26,630)	(39,306)
Net increase(decrease)	(583)	(12,876)

Franchise
Units issued	514	110
Units redeemed	(421)	(255)
Net increase(decrease)	93	(145)

Janus:
Growth
Units issued	6	198
Units redeemed	(24)	(218)
Net increase(decrease)	(18)	(20)

FS-78

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Neuberger Berman:
Bond
Units issued	23,234	11,942
Units redeemed	(22,626)	(12,643)
Net increase(decrease)	608	(701)

Mid-Cap
Units issued	9,318	12,194
Units redeemed	(12,784)	(27,878)
Net increase(decrease)	(3,466)	(15,684)

Equity
Units issued	10,789	11,688
Units redeemed	(13,763)	(16,782)
Net increase(decrease)	(2,974)	(5,094)

Regency
Units issued	6,320	34
Units redeemed	(193)	(34)
Net increase(decrease)	6,127	-

Rydex:
Nova
Units issued	2,307	5,616
Units redeemed	(2,267)	(3,286)
Net increase(decrease)	40	2,330

NASDAQ
Units issued	19,865	24,155
Units redeemed	(21,111)	(25,372)
Net increase(decrease)	(1,246)	(1,217)

Precious Metals
Units issued	63,415	86,713
Units redeemed	(58,222)	(85,507)
Net increase(decrease)	5,193	1,206

Inv. S&P 500
Units issued	4,705	20,335
Units redeemed	(4,892)	(41,548)
Net increase(decrease)	(187)	(21,213)

FS-79

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Rydex, continued:
Gov. Long Bond
Units issued	2,010	3,217
Units redeemed	(4,023)	(3,434)
Net increase(decrease)	(2,013)	(217)

Sector Rotation
Units issued	4,564	2,199
Units redeemed	(4,507)	(2,402)
Net increase(decrease)	57	(203)

Third Avenue:
Value
Units issued	79,329	89,861
Units redeemed	(70,417)	(62,738)
Net increase(decrease)	8,912	27,123

Vanguard:
Equity Index
Units issued	269,651	339,308
Units redeemed	(291,543)	(334,804)
Net increase(decrease)	(21,892)	4,504

Total Bond
Units issued	313,565	346,924
Units redeemed	(292,461)	(316,606)
Net increase(decrease)	21,104	30,318

REIT Index
Units issued	164,890	173,585
Units redeemed	(156,676)	(166,025)
Net increase(decrease)	8,214	7,560

Mid-Cap
Units issued	181,381	201,868
Units redeemed	(158,874)	(197,423)
Net increase(decrease)	22,507	4,445

Stock Market Index
Units issued	159,349	183,349
Units redeemed	(133,641)	(160,469)
Net increase(decrease)	25,708	22,880

FS-80

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
Conservative
Units issued	5,657	5,272
Units redeemed	(5,035)	(3,576)
Net increase(decrease)	622	1,696

Moderate
Units issued	22,828	37,859
Units redeemed	(21,326)	(22,835)
Net increase(decrease)	1,502	15,024

Short-Term
Units issued	809,647	907,407
Units redeemed	(766,800)	(796,148)
Net increase(decrease)	42,847	111,259

Equity Income
Units issued	126,424	80,443
Units redeemed	(92,354)	(76,666)
Net increase(decrease)	34,070	3,777

Growth
Units issued	116,331	124,512
Units redeemed	(105,464)	(95,814)
Net increase(decrease)	10,867	28,698

Balanced
Units issued	48,802	80,138
Units redeemed	(47,454)	(62,957)
Net increase(decrease)	1,348	17,181

High Yield Bond
Units issued	225,529	188,117
Units redeemed	(226,201)	(181,846)
Net increase(decrease)	(672)	6,271

International
Units issued	233,801	276,473
Units redeemed	(229,373)	(304,487)
Net increase(decrease)	4,428	(28,014)

FS-81

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Vanguard, continued:
Diversified
Units issued	160,401	151,253
Units redeemed	(153,295)	(155,865)
Net increase(decrease)	7,106	(4,612)

Small Company Growth
Units issued	186,566	228,151
Units redeemed	(177,430)	(229,846)
Net increase(decrease)	9,136	(1,695)

International Stock
Units issued	30,855	13,949
Units redeemed	(3,756)	(1,090)
Net increase(decrease)	27,099	12,859

Global Bond
Units issued	3,516	1,121
Units redeemed	(490)	(950)
Net increase(decrease)	3,026	171

Allspring:
Discovery
Units issued	3,988	9,720
Units redeemed	(10,548)	(4,093)
Net increase(decrease)	(6,560)	5,627

Opportunity
Units issued	4,999	6,425
Units redeemed	(5,480)	(25,839)
Net increase(decrease)	(481)	(19,414)

American Century:
Mid Cap
Units issued	51,439	45,542
Units redeemed	(46,687)	(50,109)
Net increase(decrease)	4,752	(4,567)

International
Units issued	4,091	3,550
Units redeemed	(4,054)	(42,830)
Net increase(decrease)	37	(39,280)

FS-82

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
American Century, continued:
Inflation
Units issued	31,653	17,003
Units redeemed	(23,021)	(8,557)
Net increase(decrease)	8,632	8,446

American Funds:
IS Growth-Inc
Units issued	182	94
Units redeemed	(17)	(8)
Net increase(decrease)	165	86

IS Growth
Units issued	3,228	191
Units redeemed	(347)	(8)
Net increase(decrease)	2,881	183

Blue Chip
Units issued	4,223	3,390
Units redeemed	(4,162)	(1,427)
Net increase(decrease)	61	1,963

IS International
Units issued	2,866	966
Units redeemed	(240)	(344)
Net increase(decrease)	2,626	622

IS New World
Units issued	11,014	5,840
Units redeemed	(9,714)	(1,603)
Net increase(decrease)	1,300	4,237

Franklin Templeton:
Global Inc.
Units issued	18,150	16,717
Units redeemed	(15,100)	(32,814)
Net increase(decrease)	3,050	(16,097)

MFS:
Utilities IC
Units issued	7,757	11,289
Units redeemed	(5,946)	(10,453)
Net increase(decrease)	1,811	836

FS-83

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
MFS, continued:
Mid Cap
Units issued	17,050	7,265
Units redeemed	(2,301)	(6,272)
Net increase(decrease)	14,749	993

Research
Units issued	114,124	131,588
Units redeemed	(114,985)	(131,486)
Net increase(decrease)	(861)	102

Summit:
EAFE Intl.
Units issued	952	781
Units redeemed	(562)	(734)
Net increase(decrease)	390	47

S&P MidCap
Units issued	11	24
Units redeemed	(3)	(4)
Net increase(decrease)	8	20

S&P 500
Units issued	8,296	7,362
Units redeemed	(7,328)	(6,310)
Net increase(decrease)	968	1,052

Russell Small Cap
Units issued	8,344	5,719
Units redeemed	(5,853)	(4,815)
Net increase(decrease)	2,491	904

Moderate
Units issued	21,238	20,249
Units redeemed	(21,802)	(19,884)
Net increase(decrease)	(564)	365

Mod. Growth
Units issued	74,502	68,329
Units redeemed	(74,759)	(67,611)
Net increase(decrease)	(257)	718

FS-84

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
Summit, continued:
Growth
Units issued	1,001	54
Units redeemed	(530)	(27)
Net increase(decrease)	471	27

T. Rowe:
Blue Chip
Units issued	106,932	127,779
Units redeemed	(101,084)	(137,871)
Net increase(decrease)	5,848	(10,092)

Morgan Stanley:
Emerging Markets
Units issued	90,451	138,979
Units redeemed	(89,102)	(207,687)
Net increase(decrease)	1,349	(68,708)

Pimco:
Commodity
Units issued	118,060	122,496
Units redeemed	(70,613)	(153,127)
Net increase(decrease)	47,447	(30,631)

Total Return
Units issued	112,260	131,022
Units redeemed	(113,463)	(118,262)
Net increase(decrease)	(1,203)	12,760

Low Duration
Units issued	5,335	26,854
Units redeemed	(6,969)	(63,009)
Net increase(decrease)	(1,634)	(36,155)

DFA:
Bond
Units issued	19,582	11,679
Units redeemed	(11,965)	(10,623)
Net increase(decrease)	7,617	1,056

Small
Units issued	12,491	14,976
Units redeemed	(5,822)	(13,327)
Net increase(decrease)	6,669	1,649

FS-85

6. CHANGES IN UNITS OUTSTANDING, continued

	2021	2020
DFA, continued:
Value
Units issued	73,508	82,108
Units redeemed	(69,069)	(74,518)
Net increase(decrease)	4,439	7,590

Fixed
Units issued	133,876	78,553
Units redeemed	(109,339)	(49,952)
Net increase(decrease)	24,537	28,601

Large
Units issued	14,322	13,154
Units redeemed	(9,975)	(10,036)
Net increase(decrease)	4,347	3,118

Targeted
Units issued	38,133	25,821
Units redeemed	(28,739)	(15,182)
Net increase(decrease)	9,394	10,639

Global
Units issued	1,229	205
Units redeemed	(63)	(1,048)
Net increase(decrease)	1,166	(843)

Equity
Units issued	11,396	7,888
Units redeemed	(5,060)	(4,267)
Net increase(decrease)	6,336	3,621

FS-86

AMERITAS LIFE INSURANCE CORP.

    ________________

STATUTORY BASIS FINANCIAL STATEMENTS AS OF
DECEMBER 31, 2021 AND 2020 AND FOR EACH OF THE
THREE YEARS IN THE PERIOD ENDED DECEMBER 31, 2021
SUPPLEMENTAL SCHEDULES AS OF AND FOR THE
YEAR ENDED DECEMBER 31, 2021
AND INDEPENDENT AUDITORS’ REPORTS

INDEPENDENT AUDITORS’ REPORT
To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the statutory-basis financial statements of Ameritas Life Insurance Corp. (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2021 and 2020, and the related statutory-basis statements of summary of operations and changes in capital and surplus and statements of cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting
In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska described in Note 1 to the statutory basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for the years then ended.

Basis for Opinion
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements
Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.
Other Information Included in the Annual Report
Management is responsible for the other information included in the annual report. The other information comprises the information included in the annual report but does not include the statutory-basis financial statements and our auditor’s report thereon. Our opinion on the statutory-basis financial statements does not cover the other information, and we do not express an opinion or any form of assurance thereon.

In connection with our audit of the statutory-basis financial statements, our responsibility is to read the other information and consider whether a material inconsistency exists between the other information and the statutory-basis financial statements, or the other information otherwise appears to be materially misstated. If, based on the work performed, we conclude that an uncorrected material misstatement of the other information exists, we are required to describe it in our report.

/s/ Deloitte & Touche LLP

Omaha, Nebraska
March 25, 2022

AMERITAS LIFE INSURANCE CORP.
Balance Sheets - Statutory Basis
(in thousands, except shares)

	December 31
ADMITTED ASSETS	2021	2020
Bonds	$10,330,856	$9,638,654
Preferred stocks	10,273	12,177
Common stocks	586,822	477,335
Mortgage loans	2,226,042	2,094,450
Real estate:
Properties occupied by the company	35,221	43,873
Properties held for the production of income	5,022	4,662
Properties held for sale	155	—
Cash, cash equivalents, and short-term investments	186,574	370,839
Loans on insurance contracts	545,818	539,975
Other investments	1,058,235	959,112
Total Cash and Invested Assets	14,985,018	14,141,077

Investment income due and accrued	118,569	113,867
Deferred and uncollected premiums	117,931	117,946
Federal income tax recoverable	6,068	22,861
Net deferred income tax asset	88,344	82,612
Funds held under coinsurance - affiliate	38,775	40,235
Other admitted assets	142,103	137,556
Separate account assets	11,996,727	11,041,001
Total Admitted Assets	$27,493,535	$25,697,155

LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies	$11,386,234	$10,849,229
Deposit-type funds	990,510	1,000,269
Reserves for unpaid claims	154,319	123,340
Dividends payable to policyholders	26,153	29,600
Interest maintenance reserve	70,775	70,008
Accrued commissions, expenses and insurance taxes	147,234	130,838
Accrued separate account transfers	(13,461)	(33,775)
Asset valuation reserve	295,155	251,837
Other liabilities	462,624	484,122
Separate account liabilities	11,996,727	11,041,001
Total Liabilities	25,516,270	23,946,469

Common stock, par value $0.10 per share; 25,000,000 shares authorized,
issued and outstanding	2,500	2,500
Additional paid in capital	431,449	431,449
Surplus notes	49,958	49,949
Unassigned surplus	1,493,358	1,266,788
Total Capital and Surplus	1,977,265	1,750,686
Total Liabilities, Capital and Surplus	$27,493,535	$25,697,155

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Summary of Operations and Changes in Capital and Surplus - Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
Premiums and Other Revenue
Premium income, net	$3,653,978	$3,145,365	$3,115,518
Net investment income	614,996	574,628	541,505
Commissions and expense allowances on reinsurance ceded	28,594	23,890	28,978
Modco reinsurance adjustment – affiliate	1,003	1,353	15,728
Income from fees associated with separate accounts	77,749	69,103	69,039
Separate account reserve transfers assumed	—	—	3,941
Miscellaneous income	38,397	36,340	33,985
Total Premiums and Other Revenue	4,414,717	3,850,679	3,808,694

Expenses
Benefits to policyholders	3,399,801	2,993,986	2,761,958
Modco reinsurance adjustment	—	—	3,292
Change in reserves for life, accident and health policies	533,841	647,921	508,702
Commissions	278,055	235,130	214,351
General insurance expenses	490,947	414,235	399,545
Taxes, licenses and fees	52,415	61,560	43,829
Net transfers from separate accounts	(471,335)	(599,242)	(257,635)
Total Expenses	4,283,724	3,753,590	3,674,042

Gain from Operations before Dividends, Federal Income Tax
Expense and Net Realized Capital Gains	130,993	97,089	134,652
Dividends to policyholders	24,449	29,448	32,868
Gain from Operations before Federal Income Tax
Expense and Net Realized Capital Gains	106,544	67,641	101,784
Federal income tax expense	17,359	19,600	31,941
Gain from Operations before Net Realized Capital Gains	89,185	48,041	69,843
Net realized capital gains, net of taxes	7,046	16,377	21,404
Net Income	96,231	64,418	91,247

Surplus notes
Surplus notes amortization	9	8	9
Unassigned surplus
Change in unrealized gains, net of tax	147,922	6,833	73,561
Change in net deferred income taxes	17,156	17,672	20,499
Change in non-admitted assets	10,189	4,263	22,426
Change in asset valuation reserve	(43,318)	(37,815)	(59,402)
Change in liability for reinsurance in unauthorized companies	(12)	—	—
Change in valuation basis (Note 1)	—	5,820	—
Change in unrecognized actuarial losses on pension, net of tax	1,234	(124)	(1,361)
Deferred reinsurance gain, net of tax (Note 14)	—	—	36,560
Amortization of reinsurance gain, net of tax (Note 14)	(2,832)	(3,643)	(911)
Net Change in Capital and Surplus	226,579	57,432	182,628

Capital and Surplus at the Beginning of the Year	1,750,686	1,693,254	1,510,626
Capital and Surplus at the End of Year	$1,977,265	$1,750,686	$1,693,254

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Statements of Cash Flows – Statutory Basis
(in thousands)

	Years Ended December 31
	2021	2020	2019
OPERATING ACTIVITIES
Premium collected net of reinsurance	$3,659,508	$3,148,430	$3,125,452
Net investment income received	618,329	580,409	542,945
Miscellaneous income	144,399	131,821	131,482
Benefits paid to policyholders	(3,353,557)	(2,964,134)	(2,741,955)
Net transfers from separate accounts	491,649	595,005	257,382
Commissions, expenses and taxes paid	(814,118)	(720,314)	(668,654)
Dividends paid to policyholders	(27,895)	(32,143)	(35,504)
Federal income taxes paid	(5,845)	(41,390)	(4,247)
Net Cash from Operating Activities	712,470	697,684	606,901

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid	2,189,136	1,754,890	1,634,808
Cost of investments acquired	(3,076,389)	(2,475,802)	(2,133,732)
Net change in loans on insurance contracts	(6,821)	17,266	(3,412)
Net Cash from Investing Activities	(894,074)	(703,646)	(502,336)

FINANCING AND MISCELLANEOUS ACTIVITIES
Change in deposit-type funds	(9,759)	24,982	13,482
Other miscellaneous, net	7,098	57,797	6,177
Net Cash from Financing and Miscellaneous Activities	(2,661)	82,779	19,659

Net Change in Cash, Cash Equivalents and Short-Term Investments	(184,265)	76,817	124,224

Cash, Cash Equivalents and Short-Term Investments
– Beginning of Year	370,839	294,022	169,798

Cash, Cash Equivalents and Short-Term Investments
– End of Year	$186,574	$370,839	$294,022

Non-cash transactions from operating, investing and financing activities:
Conversion of mortgage loans to real estate	$155	$—	$600
Recognized commitments for low income housing investments (Note 3)	—	20,000	—
Exchanges of bonds and stocks	16,918	29,671	84,538
Bonds converted to stocks	—	516	—
Acquisition of stock from alternative partnerships	—	828	251
Transfer between bonds and short-term investments	—	—	997
Affiliated common stock converted to an affiliated LLC (Note 1)	—	30,052	—
Distribution of electronic data processing equipment and software
from an affiliated LLC (Note 5)	—	288	—
Impairment of internally developed software costs (Note 1)	—	—	1,801
Impairment of other admitted asset (Note 1)	—	1,690	—
Initial commissions and expense allowances ceded due to combination
coinsurance/quota share funds withheld reinsurance agreement (Note 14)	—	—	4,211

The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.
Notes to Financial Statements – Statutory Basis
For the Years Ended December 31, 2021, 2020 and 2019
(in thousands)

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
Ameritas Life Insurance Corp. (the Company or Ameritas Life), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company (AHC), which is a wholly owned subsidiary of Ameritas Mutual Holding Company (AMHC). AMHC is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in AMHC, while contractual rights remain with the Company. AHC also wholly owns Ameritas Investment Partners, Inc. (AIP), an advisor providing investment management services to the Company.

The Company wholly-owns Ameritas Life Insurance Corp. of New York (Ameritas-NY), a New York domiciled life insurance subsidiary and Ameritas Investment Company, LLC (AIC), a broker dealer. The Company previously owned Calvert Investments, Inc. (Calvert), a provider of investment and administrative services (dissolved March 31, 2020) and Griffin Realty LLC (Griffin), a real estate company (dissolved September 30, 2021). Effective January 1, 2020, AIC converted from a corporation to a single member limited liability company, and the Company formed two single member limited liability companies, Variable Contract Agency LLC (VCA), an insurance agency, and Ameritas Advisory Services LLC (AAS), an investment advisor to house AIC insurance agency licenses and registered investment advisory activity, respectively. Effective April 30, 2020, the Company acquired Select Benefits Group, LLC dba Dental Select (Dental Select), a third-party administrator (TPA) for dental and vision insurance plans. Effective September 30, 2021, Ameritas Life acquired BlueStar Retirement Services, Inc. (BlueStar), a full-service recordkeeper and third-party administrator for retirement plans, and converted it to a single member limited liability company. Effective September 30, 2021, Griffin was liquidated with net assets distributed to Ameritas Life.

The Company has established three Closed Blocks of policies: on October 1, 1998, on July 1, 2005, and on July 1, 2007, (collectively, the Closed Blocks). The Company formed these closed blocks of policies, under arrangements approved by the Insurance Departments of the State of Nebraska, Ohio or the District of Columbia, as appropriate, to provide for dividends on policies that were in force on each respective effective date and which were within the classes of individual policies, for which the Company had a dividend scale in effect at those dates. The Closed Blocks were designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies, including maintaining dividend scales in effect at the effective dates, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of policies included in each block until the respective block is no longer in effect.

The Company’s insurance operations consist of life and health insurance, annuity, group pension and retirement contracts. The Company and its subsidiaries operate in 49 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska (the Department).

Accounting practices and procedures of the National Association of Insurance Commissioners (NAIC) as prescribed or permitted by the Department comprise a comprehensive basis of accounting (NAIC SAP) other than accounting principles generally accepted in the United States of America (GAAP). The Company follows NAIC SAP and has not been granted any Nebraska prescribed or permitted practices.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments (OTTI). Throughout 2020 and 2021, the COVID-19 pandemic has resulted in extreme stress and disruption in the economy, financial markets and business operations. At this stage, the impact on our results of operations, financial condition and cash flows has not been material. The pandemic will continue to disrupt the economy and markets for an indefinite period of time and the Company continues to monitor the risks to investments and insurance liabilities. The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the economy, financial markets or our business.

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating or classification, and any adjustments to fair value are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications.Under GAAP, bonds designated at purchase as held-to-maturity based on the Company’s intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

Investments in unaffiliated common stocks and preferred stocks are carried at values prescribed by the NAIC. Under GAAP, common stocks and preferred stocks are carried at fair value with changes in unrealized gains and losses recognized in income.

Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company’s unassigned surplus for NAIC SAP. Dividends received from subsidiaries are recorded in net investment income. GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company’s occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP. Under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

Under NAIC SAP, investments in low income housing tax credits are carried under amortized cost method. Under GAAP, such investments are accounted for under the equity method or the proportional amortization method, depending upon the characteristics of such investments.

The asset valuation reserve ("AVR") and interest maintenance reserve ("IMR") are established only on the statutory financial statements.

Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

Acquisition costs, such as commissions and other costs directly related to acquiring new business, are charged to operations as incurred under NAIC SAP. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

Under NAIC SAP, identifiable intangible assets are not recorded.

Under NAIC SAP, amounts that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, amounts would be reported as a liability and amortized into revenue using the same assumptions used to amortize deferred policy acquisition costs.

Certain assets designated as non-admitted are excluded from the accompanying Balance Sheets – Statutory Basis and are charged directly to unassigned surplus.Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

Under NAIC SAP, Universal Life and Annuity revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance.

Policy reserves for Life, Accident and Health policies are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on the Company’s estimates of morbidity, mortality, lapse, and interest assumptions.

Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Under NAIC SAP, reinsurance agreements must transfer risk from the ceding company to the reinsurer in order to receive the reinsurance accounting treatment. If the terms of the agreement violate the risk transfer criteria, the agreement shall be accounted for as deposit accounting. Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. To qualify for risk transfer and be accounted for as reinsurance under GAAP, an evaluation must be made to determine whether the contract indemnifies against insurance risk. If risk transfer requirements are not met, the reinsurance agreement is considered a financing arrangement and deposit accounting is required. Under deposit accounting, assets received by the assuming entity are offset in the balance sheet by recording a liability. The initial obligation is based on the consideration paid or received less any explicitly identified premiums or fees to be retained by the insurer or reinsurer. Deposit assets and liabilities are reported on a gross basis, unless the right of offset exists. There is no initial impact on the income statement from the recording of the transaction under deposit accounting.

Certain reinsurance agreements which receive reinsurance accounting treatment under NAIC SAP qualify as business combinations under GAAP. In such transaction under GAAP, all acquired assets and liabilities, including identifiable intangible assets and goodwill, are measured and recorded at fair value as of the date of acquisition and reinsurance recoverables are recorded as an asset.

Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded.

Reinsurance recoverables on unpaid losses are reported as a reduction of policy reserves, while under GAAP, they are reported as an asset.

Under NAIC SAP, the difference between the employee benefit plan’s assets and the employee benefit obligation is reflected as an asset or liability, with an offset to unassigned surplus and the excess recorded as a non-admitted asset. Prior service costs are recorded as a component of unassigned surplus, net of tax. Under GAAP, the difference between the plan’s assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. Prior service costs are recorded as a component of other comprehensive income, net of tax.

NAIC SAP requires an amount be recorded for deferred taxes as a component of surplus, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets that are not applicable under GAAP. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

Under SAP, surplus notes are reported as surplus under and interest cannot be accrued until written approval has been received from the Department. Under GAAP, surplus notes are included in liabilities including interest.

Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with remaining maturities when purchased of one year or less. Under GAAP, cash and cash equivalents include investments with remaining maturities when purchased of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

Under NAIC SAP, the amount of goodwill recorded as an admitted asset is subject to limitation and is amortized into earnings over a period not to exceed 10 years. Goodwill under GAAP is not amortized into earnings and annually analyzed for impairment which would be reported as a recognized loss into earnings.

Comprehensive income and its components are not presented under NAIC SAP.

Statement of cash flows are presented as prescribed under NAIC SAP.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans and SVO identified investments are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company’s proportionate share of the audited GAAP-basis equity after the date of acquisition. The change in the carrying value is generally recorded as a change in unrealized gains (losses) on investments, a component of unassigned surplus. The value of affiliated subsidiaries was $119,436 and $87,265 at December 31, 2021 and 2020, respectively. The Federal Home Loan Bank (FHLB) common stock is carried at cost.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR and mortgage loans are written down if deemed impaired.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate held for sale is reported at the lower of amortized cost or fair value. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of its owned properties.

In 2015, the Company entered into a ten year, 4% non-recourse loan of $15,500 on a real estate property with scheduled maturities of $480, $498, $518, and $11,388 during the years ended December 31, 2022, 2023, 2024, and 2025, respectively. The Company recorded an encumbrance on this real estate property up to its carrying value with the remaining amount classified as borrowings included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the amount of borrowing over the carrying value of real estate property was $3,920 and $3,662, respectively.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, money market mutual funds and all highly liquid securities with remaining maturity when purchased of three months or less. Money market mutual funds are stated at amortized cost which approximates fair value. Short-term investments presented in the Balance Sheets – Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The carrying amount of limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these investments. Income from these investments is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus. These investments are recorded in other investments in the Balance Sheets – Statutory Basis. The recorded carrying value of affiliated limited liability companies are as follows:

	2021	2020
AIC	$9,606	$13,120
Griffin [1]	—	1,269
VCA [1]	399	227
AAS [1]	432	47
Dental Select	79,091	87,443
BlueStar Retirement Services, LLC	34,343	—
Total	$123,871	$102,106
1 Griffin, VCA and AAS did not have GAAP audits performed, so the Company non-admits these assets.

Other investments also include collateral loans, surplus debentures, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $1,265 and $691 were recorded as realized losses during 2021 and 2020, respectively. There were no other-than-temporary impairments recorded during 2019. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceeds 10% of its admitted assets.

The Company purchases and sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company also sells futures contracts on certain equity indices with expiration dates of less than 6 months as well as buys and sells futures contracts on certain Treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. The Company purchases and sells futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or Treasury notes. The net notional amount of the futures contracts at December 31, 2021 and 2020 was $47,726 and $(101,040), respectively.

The Company is required to post collateral to the brokering bank for futures. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $29,998 and $24,991, respectively.

Since futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The total variation margin on closed futures contracts is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The Company purchases and sells interest rate swaps to hedge against principal losses on variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. An interest rate swap is an agreement between two parties to exchange a stream of future cash flows based on a notional (principal) amount over a specified period of time. The Company trades “plain vanilla” interest rate swaps where a fixed payment is exchanged for a floating payment where the floating payment is based on three-month LIBOR. The Company does not receive cash on the initial purchase or sale of an interest rates swap, but will receive or pay cash daily based on the change in value of the position. The notional amount of the interest rate swaps at December 31, 2021 and 2020 was $0 and $244,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The Company is required to post collateral to the brokering bank for interest rate swaps. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The bank acts as an intermediary to the swaps transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets - Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $0 and $27,997, respectively.

Since interest rate swaps are not considered an effective hedge, the total variation margin on open swaps is reflected in the change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The total variation margin on closed interest rate swaps is reflected in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company purchases and sells call options (Over the Counter (OTC) index call options) to hedge insurance contracts whose credited interest is linked to returns on multiple equity indices based on a formula which applies participation rates and/or cap rates to the returns in the indices. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The OTC index call options expire monthly until December 22, 2023. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased OTC index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the written OTC index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells OTC index call options to effectively offset the proceeds the Company would receive on its purchased OTC index call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index. These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company purchases and sells Exchange traded index call options (Exchange traded index call options) based on multiple equity indices to hedge equity index annuity contracts and universal life contracts. The Company has purchased and written Exchange traded index call options that expire through December 1, 2022. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Exchange traded index call options give the Company the right to receive cash at settlement if the closing index value is above the strike price, while the written Exchange traded index call options require the Company to pay cash at settlement if the closing index value is above the strike price. If the closing index value is below the strike price, the Exchange traded index call options expire without value.

The Company purchases and sells Exchange traded put options (Equity put options) based on multiple equity indices to hedge variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Put options are contracts, which give the option purchaser the right, but not the obligation, to sell securities at a specified price during a specified period. The Company has no outstanding purchased and written Exchange traded put options as of December 31, 2021 and 2020. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Equity put options give the Company the right to receive cash at settlement if the closing index value is below the strike price, while the written Equity put options require the Company to pay cash at settlement if the closing index value is below the strike price. If the closing index value is above the strike price, the Equity put options expire without value.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The Company is required to post collateral to the brokering bank for options. To comply with this requirement, the Company usually posts short-term Treasury bills with the bank. The collateral (Treasury bills) is recorded in bonds on the Balance Sheets – Statutory Basis as an asset by the Company. The book/adjusted carrying value of the collateral recorded at December 31, 2021 and 2020 was $4,000 and $2,000, respectively.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Starting in 2020, the Company uses OTC foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with holding foreign currency denominated investments. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. When the currency swaps meet specific criteria, they may be designated as accounting hedges and accounted for as foreign currency fair value hedges. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument’s effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.
The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements (MNAs) and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2021, the Company had no collateral pledged to or from counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance.

The options (OTC index call options, Exchange traded index call options and Equity put options) are carried at their fair value and reflected in other investments and other liabilities in the Balance Sheets – Statutory Basis. Changes in the fair value of expired options are reflected in net investment income and changes in the fair value of open options are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. Changes in the fair value of open options that do not meet the requirements of an effective hedge are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

The foreign currency swaps used in effective hedges are carried in a manner consistent with the hedged asset or liability. Foreign currency swaps hedging bonds are carried at amortized cost and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the carrying value of open foreign currency swaps as a result of exchange rate changes are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Interest income received from open foreign currency swaps is reflected in net investment income. Changes in the carrying value of closed foreign currency swaps is reflected in net investment income.

Foreign currency swaps not used in an effective hedge are carried at fair value and reflected in other investments and other liabilities in the Balance Sheets - Statutory Basis. Changes in the fair value of open foreign currency swaps are reflected in change in unrealized gains (losses), net of tax in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Changes in the fair value of closed foreign currency swaps and interest income associated with the currency swaps are reflected in net investment income.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The credit exposure is limited to the fair value of the options and foreign currency swaps as follows:

	Fair Values of Derivative Instruments
	Asset Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts owned	Other investments	$1,771,358	$1,321,017	$149,826	$167,601
OTC index call option contracts written	Other investments	(929,642)	(708,459)	(86,692)	(106,748)
Exchange traded index call option contracts owned	Other investments	1,219,556	1,120,517	163,887	256,300
Foreign currency swaps - gross asset	Other investments	5,631	—	163	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other investments	17,515	—	460	—
Total asset derivatives		$2,084,418	$1,733,075	$227,644	$317,153

The fair value of the related derivative liabilities are as follows:

	Fair Values of Derivative Instruments
	Liability Derivatives
	Balance Sheets - Statutory Basis Location	Notional Amount		Fair Value
		2021	2020	2021	2020
Derivatives Not Designated as Hedging Instruments:
Exchange traded index call option contracts written	Other liabilities	$1,215,314	$1,116,051	$116,099	$205,572
Foreign currency swaps - gross liability	Other liabilities	4,353	17,515	113	310
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - gross asset	Other liabilities	(14,078)	—	(434)	—
Foreign currency swaps - gross liability	Other liabilities	15,025	4,473	548	241
Total liability derivatives		$1,220,614	$1,138,039	$116,326	$206,123

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

The amounts recognized in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for options, futures, interest rate swaps and foreign currency swaps are as follows:

	Summary of Operations and Changes in Capital and Surplus - Statutory Basis Location	Amount Recognized
		2021	2020	2019
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - closed	Net investment income	$34,925	$6,522	$3,679
Exchange traded index call option contracts - closed	Net investment income	33,671	13,543	5,455
Equity put option contracts - closed	Net investment income	(1,584)	(15)	(338)
Futures contracts - closed	Net investment income	(30,960)	(25,598)	(29,900)
Interest rate swap contracts - closed	Net investment income	(22,723)	38,844	23,920
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Net investment income	298	(2)	—
Total recognized in net investment income		$13,627	$33,294	$2,816
Derivatives Not Designated as Hedging Instruments:
OTC index call option contracts - open	Change in unrealized gains (losses)	$(9,980)	$(3,929)	$45,017
Exchange traded index call option contracts - open	Change in unrealized gains (losses)	(4,323)	6,674	24,065
Equity put option contracts - open	Change in unrealized gains (losses)	—	—	137
Futures contracts - open	Change in unrealized gains (losses)	(1,185)	(1,785)	(4,655)
Interest rate swap contracts - open	Change in unrealized gains (losses)	11,668	(1,262)	(12,319)
Foreign currency swaps - open	Change in unrealized gains (losses)	50	(310)	—
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Foreign currency swaps - open	Change in unrealized gains (losses)	898	(241)	—
Total recognized in change in unrealized gains (losses)		$(2,872)	$(853)	$52,245

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued, excluding loans on insurance contracts, with amounts over 90 days past due is non-admitted. The amount excluded from unassigned surplus was $561 at December 31, 2019. There were no amounts excluded from unassigned surplus at December 31, 2021 and 2020.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.
Non-Admitted Assets
In accordance with NAIC SAP, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets – Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred income tax assets, prepaid expenses, advances to agents, furniture and equipment, application software, other investment income that is over 90 days past due, unaudited non-insurance subsidiaries and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $123,789 and $133,978 at December 31, 2021 and 2020, respectively.

Furniture and Equipment
Electronic data processing (EDP) equipment at cost of $9,877 and $20,720 and operating software at cost of $937 and $1,302 are carried at cost less accumulated depreciation at December 31, 2021 and 2020, respectively. The admitted value of the Company’s EDP and operating software is limited to three percent of capital and surplus, however the Company was not required to impose this limitation. The admitted portion at cost, net of accumulated depreciation of $8,712 and $19,608 was $2,102 and $2,414, respectively and is recorded in other admitted assets in the Balance Sheets – Statutory Basis at December 31, 2021 and 2020. EDP equipment and operating software are depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years.

An impairment of an asset is recorded as a charge to operations if both of the following conditions are met: information available prior to issuance of the statutory basis financial statements indicates that it is probable that an asset has been impaired at the date of the statutory basis financial statements and the amount of loss can be reasonably estimated.

Leasehold improvements are carried at cost less accumulated amortization. The Company provides for amortization of leasehold improvements using the straight-line method over the lesser of the useful life of the asset or the remaining original lease term, excluding options or renewal periods. Leasehold improvements are generally amortized over three to twenty years. Non-operating software is depreciated over the lesser of its estimated useful life or five years. Other furniture and equipment are depreciated using the straight line method over the estimated useful lives of the assets. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense on depreciable assets of $5,218, $5,521 and $7,610 was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

Reserves for Life, Accident and Health Policies, and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method (CRVM) or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities, or the PBR method under which the company holds the higher of the Net Premium reserve, the Deterministic reserve or the Stochastic reserves which considers a wide range of future economic conditions using justified company experience factors, such as mortality, lapses and expenses with prescribed rule-based requirements and regulatory guardrails. Reserves for fixed annuities are calculated using the Commissioners’ Annuity Reserve Valuation Method (CARVM) with appropriate statutory interest and mortality assumptions. Reserves for variable annuities are calculated in conformance with section VM-21 of the Valuation Manual (VM-21). VM-21 requires the determination of reserves based on the combination of a conditional tail expectation 70 (CTE 70) stochastic amount and a possible additional standard projection amount. The additional standard projection amount is based on the Prescribed Projections Amount (PPA). Both the CTE 70 stochastic amount and PPA are based on a wide range of future economic conditions. The CTE 70 reflects prudent estimate assumptions and the PPA uses prescribed assumptions in place of certain prudent estimate assumptions.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for unpaid individual accident and health disability contracts claims, the present value of amounts not yet due on claim reserves is a first principles-type calculation based on a seriatim listing of open disability claims. All termination rate and interest discounting assumptions adhere to minimum NAIC Standards. The adequacy of these reserves is demonstrated annually using follow-up studies as defined in the Actuarial Standard of Practice No. 5, Section 3.6. In addition, the present value of future payments relative to all incurred but unreported claims is based on historical study using past monthly earned premiums times the planned loss ratio times the anticipated percent of claims outstanding, and expressed as a percentage times tabular reserves, including a provision for litigated claims.

Reserves for unpaid group accident and health long-term disability contracts are a tabular calculation based on a seriatim listing of open disability claims. Prior to 2020, the per $100 of monthly benefit factors were generated based on the 1987 Commissioner’s Group Disability Table (CGDT) assumptions using the appropriate valuation interest rate, quinquennial age groupings, benefit period and duration from disablement. Beginning in 2020 issued and incurred claims were generated on the 2012 Group Long-term Disability Table (GLTD). A modification is made for claims in the first two years from disablement.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group and individual dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group and individual dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company’s business has been issued on a participating basis. The amount of insurance in force on direct individual life participating policies was $10,336,185 or 10.1% and $9,053,497 or 9.8% of the individual life policies in force as of December 31, 2021 and 2020, respectively. Dividends to policyholders also include reinsurance assumed business.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $9,487, $8,861 and $8,581 for 2021, 2020 and 2019, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, reserves for life, accident and health policies, and reserves for unpaid claims are reported net of reinsured amounts.

In a modified coinsurance arrangement, the ceding company retains the assets with respect to the policies reinsured and also retains and records the associated reserves. The assuming company does not reflect the assets or reserves in its balance sheet.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Department has been received.

Income Taxes
The Company files a life/non-life consolidated tax return with AMHC and AMHC eligible affiliates. The Company’s income tax allocation is based upon a written agreement which uses a modified separate return method. The modified separate return method adjusts the separate return method so that the net operating losses (or other current or deferred tax attributes) are characterized as realized by the Company when those attributes are realized (or realizable) by the consolidated group.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency reserve for tax-related matters when it is more likely than not that a liability has been incurred and the amount of the loss can be reasonably estimated. The tax contingency reserves are evaluated based upon the facts and circumstances that exist at each reporting measurement. Adjustments may result from new information, resolution of an issue with the taxing authorities or changes in laws or regulations. There was no reserve for tax related contingencies at December 31, 2021 and 2020.

The Company is subject to taxation in the United States and various states. In 2018, the Internal Revenue Service (IRS) started a limited scope examination of the AMHC consolidated federal income tax return for tax year 2015. Additionally, the 2017 net operating loss carryback claim filed amending tax years 2015 and 2016 are currently under examination as part of the Joint Committee on Taxation process. Due to the IRS examinations, the Company has extended the statute of limitations for tax years 2015 and 2016. The Company is no longer subject to examinations by tax authorities for years before 2015.

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Net asset values and changes in net asset values of separate account assets generally accrue directly to the contract holders and are not included in the Company’s revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer’s estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Statement of Statutory Accounting Principles No. 32 - "Preferred Stock" (SSAP No. 32R)
In July 2020, the NAIC issued SSAP No. 32R which incorporates revisions to the definitions, measurement guidance and impairment guidance for preferred stock pursuant to the investment classification project. SSAP No. 32R is effective as of January 1, 2021 and there was no impact to the Company with the adoption of this guidance.

Statement of Statutory Accounting Principles No. 106 - "Affordable Care Act Section 9010 Assessment" (SSAP No. 106)
In July 2020, the NAIC superseded SSAP No. 106 and nullified INT 18-02: Affordable Care Act (ACA) Section 9010 Assessment Moratoriums due to the repeal of the Section 9010 assessment by H.R. 1685 (Public Law No. 116-94). This action is effective as of January 1, 2021.

Change in Valuation Basis
The Company reported a change in valuation basis in 2020, which impacted variable annuity reserves for contracts written from 1981 to 2019 under the revisions to the Commissioners Annuity Reserve Valuation Method (CARVM) adopted in Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities (VM-21). The Company elected not to phase-in the change in reserve valuation basis and recognized the full amount in unassigned funds of $5,820 for the year ended December 31, 2020.

Accounting Changes
Interpretation No. 20-03, Troubled Debt Restructuring Due to COVID-19, which clarifies that a modification of mortgage loan or bank loan terms in response to COVID-19 shall follow the provisions detailed in the April 7, 2020 “Interagency Statement on Loan Modifications and reporting for Financial Institutions Working with Customers Affected by the Coronavirus”, the Coronavirus Aid Relief, and Economic Security Act ("CARES Act"), and the Consolidated Appropriations Act, 2021 in determining whether a modification shall be reported as a troubled debt restructuring within SSAP No. 36, Troubled Debt Restructuring (SSAP 36). This guidance is only applicable for the period beginning on March 1, 2020 and ending on the earlier of January 1, 2022, or the date that is 60 days after the date on which the national emergency concerning COVID-19 terminates. The Company has elected the option under this guidance not to account for or report qualifying concessions as troubled debt restructurings and does not classify such mortgage loans as either past due or nonaccrual during the payment deferral period. For some residential mortgage loan borrowers, the Company granted concessions which were primarily three to six month interest and principal payment deferrals. Deferred residential mortgage loan interest and principal payments were $9 and $226 at December 31, 2021 and 2020, respectively. For some commercial mortgage loan borrowers (principally in the retail and hotel sectors), the Company granted concessions which were primarily principal payment deferrals generally ranging from three to six months and, to a much lesser extent, up to 24 months. Deferred commercial mortgage loan interest and principal payments were $0 and $3,018 at December 31, 2021 and 2020, respectively.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL

Statutory Purchase Method
Effective September 30, 2021, the Company acquired 100% of BlueStar Retirement Services, Inc., a Florida third party administrator of retirement plans. In a concurrent transaction, BlueStar Retirement Services, Inc. was converted to a limited liability company.
Effective April 30, 2020, the Company acquired 100% of Select Benefits Group, Inc. dba Dental Select, a Utah third party administrator of dental and vision insurance products. In a concurrent transaction, Select Benefits Group, Inc. was converted to a limited liability company.

The transactions were accounted for as a statutory purchases and reflect the following:

2021
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
BlueStar Retirement Services, LLC	September 30, 2021	$34,858	$31,756	$31,756	$30,963	$794	$34,343	90.2%
Select Benefits Group, LLC dba Dental Select	April 30, 2020	$92,609	$88,292	$88,292	$73,577	$8,829	$79,091	93.0%
Total	XXX	$127,467	$120,048	$120,048	$104,540	$9,623	$113,434	XXX%

Statutory Merger
Effective September 30, 2021, Griffin Realty, LLC, a wholly owned subsidiary, was dissolved per the statutory merger method. The Company recorded a realized loss of $17,759 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Effective March 31, 2020, Calvert Investments, Inc., a wholly owned subsidiary, was dissolved per the statutory merger method with its net assets of $13,023 distributed to the Company. The Company recorded a realized gain of $2,994 in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis as a result of this transaction. No additional shares of the Company were issued.

Subcomponents and Calculation of Adjusted Surplus and Total Admitted Goodwill

December 31, 2021
	Calculation of Limitation Using Prior Quarter Numbers	Current Reporting Period
Capital & Surplus	$1,885,626	XXX
Less:
Admitted Positive Goodwill	107,580	XXX
Admitted EDP Equipment & Operating System Software	1,715	XXX
Admitted Net Deferred Taxes	90,846	XXX
Adjusted Capital and Surplus	1,685,486
Limitation on amount of goodwill (adjusted capital and surplus times 10%
goodwill limitation)	168,549
Current period reported Admitted Goodwill	XXX	104,540
Current Period Admitted Goodwill as a % of prior period Adjusted
Capital and Surplus	XXX	6%

NOTE 3 - INVESTMENTS

Bonds
The cost or amortized cost and estimated fair value of bonds by type are summarized as follows:

December 31, 2021
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$135,288	$5,723	$(1,566)	$139,445
All other governments	2,113	249	—	2,362
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	248,678	14,421	(1,412)	261,687
Hybrid securities	10,044	2,980	(722)	12,302
Industrial and miscellaneous (unaffiliated)	9,935,115	787,565	(45,671)	10,677,009
Total bonds	$10,331,238	$810,938	$(49,371)	$11,092,805

December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government	$115,594	$10,701	$—	$126,295
All other governments	2,168	354	—	2,522
Special revenue and special assessment obligations and
all non-guaranteed obligations of agencies and authorities
of governments and their political subdivisions	265,949	23,558	(2)	289,505
Hybrid securities	10,008	2,257	(1,117)	11,148
Industrial and miscellaneous (unaffiliated)	9,244,705	1,081,266	(31,958)	10,294,013
Total bonds	$9,638,424	$1,118,136	$(33,077)	$10,723,483

At December 31, 2021 and 2020, the amortized cost of bonds was reduced by $382 and increased by $230, respectively, of cumulative fair value adjustments on ETF mutual fund bonds and bonds rated NAIC 6 to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $10,330,856 and $9,638,654, respectively.

The cost or amortized cost and estimated fair value of bonds at December 31, 2021 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$251,305	$254,755
Due after one year through five years	1,818,457	1,928,422
Due after five years through ten years	2,369,850	2,500,585
Due after ten years	5,747,195	6,251,971
Bonds with multiple repayment dates	144,431	157,072
Total bonds	$10,331,238	$11,092,805

Proceeds from the sales of bonds were $297,045, $466,268, and $443,120 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

Realized capital gains (losses) are as follows:

	Years Ended December 31
	2021	2020	2019
Bonds:
Gross realized capital gains on sales	$10,740	$21,299	$5,693
Gross realized capital losses on sales	(1,350)	(7,164)	(5,945)
Net realized capital gains (losses) on sales	9,390	14,135	(252)
Other, including impairments and net gain on dispositions other than sales	198	(4,018)	(2,116)
Total bonds	9,588	10,117	(2,368)
Preferred stocks	2,050	(6)	156
Common stocks	361	15,400	21,698
Mortgage loans	424	93	246
Real estate	4,501	(1)	592
Other investments	9,696	12,463	15,898
Realized capital gains before federal income taxes and transfer to IMR	26,620	38,066	36,222
Realized capital gains transferred to IMR	12,980	18,132	3,819
Federal income tax expense	6,594	3,557	10,999
Net realized capital gains	$7,046	$16,377	$21,404

The Company has entered into an agreement with the FHLB of Topeka to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity arises. The agreement provides for advances (lines of credit) up to $933,142 to the Company in return for the purchase of asset-based membership stock equal to 0.1% of assets, with a $500 maximum, plus an additional activity-based stock purchase equal to 4.5% of the advances less the amount of the asset-based membership stock held. As part of the agreement, $14,841 and $16,662 in stock was owned at December 31, 2021 and 2020, respectively. Excluding the funding agreements, the Company had no outstanding balance related to the line of credit at any time during 2021 and 2020.

The amount of FHLB capital stock held, in aggregate, and classified as of December 31 is as follows:

	General Account
	2021	2020
Membership stock - class A	$305	$325
Membership stock - class B	14,200	14,961
Excess stock	336	1,376
Aggregate total	$14,841	$16,662
Actual or estimated borrowing capacity as determined by the insurer	$933,142	$807,377

As of December 31, 2021 and 2020, the Company did not have any FHLB membership stock, listed above, eligible for redemption.

As of December 31, 2021 and 2020, the Company had issued $500,000 of funding agreements with the FHLB. There is $1,270,608 and $1,087,735 of bonds and mortgage loans pledged as collateral at December 31, 2021 and 2020, respectively, as a result of these agreements. The assets and reserves related to the funding agreements are reported in the general account as the Company’s strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds of $500,117 and $500,158 on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020, respectively.

NOTE 3 - INVESTMENTS, (continued)

The values of the bonds and mortgage loans pledged as collateral to the FHLB and the total aggregate borrowing by the Company as of December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,331,349	$1,185,086
Carrying value	$1,270,608	$1,087,735
Aggregate total borrowing - funding agreements	$500,000	$500,000

The maximum amount of collateral pledged to the FHLB during December 31 is as follows:

	General Account
	2021	2020
Fair value	$1,413,492	$1,185,086
Carrying value	$1,334,970	$1,087,735
Amount borrowed at time of maximum collateral - funding agreements	$500,000	$500,000

The Company does not have any prepayment obligations related to the funding agreements.

Restricted Assets
A detailed summary of restricted assets (including pledged assets) primarily bonds, common stock, mortgage loans and cash at cost or amortized cost is as follows:

December 31, 2021
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$14,841	$16,662	$(1,821)	$—	$14,841	0.054%	0.054%
Bonds on deposit with states	134,407	133,105	1,302	—	134,407	0.487%	0.489%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,270,608	1,087,735	182,873	—	1,270,608	4.601%	4.621%
Pledged as collateral not
captured in other categories:
Derivatives	33,998	54,988	(20,990)	—	33,998	0.123%	0.124%
Other restricted assets:
Policy Loans reinsurance
assumed	117,034	125,736	(8,702)	—	117,034	0.424%	0.426%
Bonds and short-term
investments from
reinsurance assumed	1,104,770	1,116,592	(11,822)	—	1,104,770	4.000%	4.018%
Total restricted assets	$2,675,658	$2,534,818	$140,840	$—	$2,675,658	9.689%	9.732%

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Gross Restricted					Percentage
Restricted Asset Category	Total Current Year	Total Prior Year	Increase/ (Decrease)	Total Non-admitted Restricted	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
FHLB capital stock	$16,662	$16,662	$—	$—	$16,662	0.065%	0.065%
Bonds on deposit with states	133,105	132,873	232	—	133,105	0.515%	0.518%
Pledged collateral to FHLB
(including assets backing
funding agreements)	1,087,735	992,902	94,833	—	1,087,735	4.211%	4.233%
Pledged as collateral not
captured in other categories:
Derivatives	54,988	45,751	9,237	—	54,988	0.213%	0.214%
Other restricted assets:
Policy Loans reinsurance
assumed	125,736	137,280	(11,544)	—	125,736	0.487%	0.489%
Bonds and short-term
investments from
reinsurance assumed	1,116,592	1,136,548	(19,956)	—	1,116,592	4.323%	4.345%
Total restricted assets	$2,534,818	$2,462,016	$72,802	$—	$2,534,818	9.814%	9.864%

An aging of unrealized losses on the Company’s investments in bonds and unaffiliated stocks were as follows:

	December 31, 2021
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$48,288	$(1,565)	$188	$(1)	$48,476	$(1,566)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	48,493	(1,411)	69	(1)	48,562	(1,412)
Hybrid securities	—	—	6,386	(722)	6,386	(722)
Industrial and miscellaneous (unaffiliated)	4,252,007	(21,617)	719,636	(24,054)	4,971,643	(45,671)
Total bonds	4,348,788	(24,593)	726,279	(24,778)	5,075,067	(49,371)
Preferred stocks	3,119	(18)	6,674	(2)	9,793	(20)
Common stocks	119,328	(278)	10,658	(122)	129,986	(400)
Total	$4,471,235	$(24,889)	$743,611	$(24,902)	$5,214,846	$(49,791)

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds:
U.S. Governments	$—	$—	$—	$—	$—	$—
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
of governments and their political
subdivisions	28,295	(1)	16	(1)	28,311	(2)
Hybrid securities	—	—	5,990	(1,117)	5,990	(1,117)
Industrial and miscellaneous (unaffiliated)	4,189,584	(18,243)	449,305	(13,715)	4,638,889	(31,958)
Total bonds	4,217,879	(18,244)	455,311	(14,833)	4,673,190	(33,077)
Preferred stocks	—	—	5,771	(535)	5,771	(535)
Common stocks	121,643	(1,074)	10,097	(349)	131,740	(1,423)
Total	$4,339,522	$(19,318)	$471,179	$(15,717)	$4,810,701	$(35,035)

The unrealized losses related to bonds in 2021 and 2020 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company’s intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2021 and 2020.

The Company considers various factors when considering if a decline in the fair value of a common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company’s investment managers; market liquidity; and the Company’s intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company did not record any realized losses for other-than-temporary impairments on unaffiliated common stocks during 2021, 2020 and 2019.

The Company’s bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2021 and 2020, bonds at book/adjusted carrying value totaling $486,807 and $516,962, respectively, (4.6% and 5.3%, respectively, of the total bond and short-term portfolios) are considered below investment grade. Securities are classified as below investment grade by utilizing rating criteria established by the NAIC. During 2021, 2020 and 2019, the Company recorded realized losses for other-than-temporary impairments on bonds of $1,556, $6,584 and $3,798, respectively.

NOTE 3 - INVESTMENTS, (continued)

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2021 is as follows:

	Amortized Cost Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
March 31, 2021
Present value of cash flows	$—	$—	$—	$—
June 30, 2021
Present value of cash flows	$—	$—	$—	$—
September 30, 2021
Present value of cash flows	$429	$—	$276	$219
December 31, 2021
Present value of cash flows	$12,861	$—	$1,280	$11,497

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

	December 31, 2021
CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-than-Temporary Impairment	Amortized Cost after Other-than-Temporary Impairment	Fair Value at Time of OTTI
2254W0KM6	$429	$153	$276	$153	$219
59111RAA0	$5,661	$5,055	$606	$5,055	$5,039
75383HAA9	$7,200	$6,526	$675	$6,526	$6,458
Total	XXX	XXX	$1,557	XXX	XXX

A summary of loan-backed and structured security investments included in industrial and miscellaneous (unaffiliated) with unrealized losses for which an other-than-temporary impairment has not been recognized is as follows:

December 31, 2021
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$603,865	$596,545	$(7,320)	$142,691	$135,662	$(7,029)

December 31, 2020
	Unrealized Less Than 12 Months			Unrealized 12 Months or More
	Amortized	Fair	Unrealized	Amortized	Fair	Unrealized
	Cost	Value	Losses	Cost	Value	Losses
Structured securities	$372,165	$357,523	$(14,642)	$285,971	$274,935	$(11,036)

Mortgage Loans and Real Estate
For the commercial mortgage loans held by the Company, debt service coverage ratio (DSCR) is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property’s net operating income to the borrower’s principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations. Residential mortgage loans which are delinquent as to principal and interest 90 days or more are classified as nonperforming loans.

NOTE 3 - INVESTMENTS, (continued)

Debt service coverage ratios for income dependent mortgage loans are summarized as follows:

	December 31
	2021	2020
DSCR distribution
Below 1.0	$102,392	$38,706
1.0 - 1.2	195,258	170,232
1.2 - 1.8	979,953	975,980
Greater than 1.8	880,981	793,858
Total	$2,158,584	$1,978,776

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:

	December 31
	2021	2020
Loan to value
Below 60%	$18,898	$23,089
60-75%	2,642	382
Above 75%	1,054	2,357
Total	$22,594	$25,828

The key credit quality indicators for the residential mortgage loans are based on payment activity as follows:

	December 31, 2021
	Residential First Mortgages	Second Trusts	Total
Performing	$39,691	$1,959	$41,650
Non-performing	3,214	—	3,214
Total	$42,905	$1,959	$44,864

	December 31, 2020
	Residential First Mortgages	Second Trusts	Total
Performing	$84,743	$2,382	$87,125
Non-performing	2,629	92	2,721
Total	$87,372	$2,474	$89,846

NOTE 3 - INVESTMENTS, (continued)

An aging analysis of the loans held by the Company is summarized as follows:

	December 31, 2021
	Residential	Commercial	Total
Recorded investment (all)
Current	$40,489	$2,181,178	$2,221,667
30-59 days past due	920	—	920
60-89 days past due	241	—	241
90-179 days past due	1,520	—	1,520
180+ days past due	1,694	—	1,694
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	—	1,782,659	1,782,659

	December 31, 2020
	Residential	Commercial	Total
Recorded investment (all)
Current	$84,685	$2,004,604	$2,089,289
30-59 days past due	1,960	—	1,960
60-89 days past due	480	—	480
90-179 days past due	564	—	564
180+ days past due	2,157	—	2,157
Accruing Interest 180+ Days Past Due
Recorded investment	—	—	—
Interest accrued	—	—	—
Participant or co-lender in a mortgage loan agreement
Recorded investment	22,092	1,584,297	1,606,389

At December 31, 2021, the average size of an individual commercial mortgage loan was $2,397. The average size of an individual residential mortgage loan was $225, excluding a loan held as a participant or co-lender in a mortgage agreement, as shown in the table above. For commercial mortgage loans, the Company’s policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy for commercial loans is to recognize due and accrued interest income on impaired loans if deemed collectible. However, the due and accrued interest income deemed collectible on impaired loans over 180 days past due is non-admitted. For residential loans, the Company recognizes due and accrued interest income on impaired loans if under 90 days delinquent. Loans 90 days past due or greater will be placed on non-accrual status and all previously accrued interest will be reversed.

The Company had mortgage reserves (the mortgage component of the AVR) of $18,385 and $17,001 at December 31, 2021 and 2020, respectively. As of December 31, 2021, the maximum and minimum rates of interest in the Company’s mortgage loan portfolio were 7.55% and 2.85% for commercial mortgage loans and 9.63% and 2.00% for residential mortgage loans.

In 2021 and 2020, the Company issued 109 and 92, respectively, new commercial mortgage loans at the maximum and minimum rates of interest of 5.50% and 6.50%, respectively, and 2.85% and 3.20%, respectively, totaling $406,233 and $256,815, respectively. The Company did not acquire any new residential mortgage loans in 2021 and 2020.

At December 31, 2021 and 2020, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Commercial and residential mortgage loans are evaluated individually for impairment. The Company had no impairments for commercial mortgage loans during 2021, 2020 and 2019. Impairments for residential mortgage loans were $12, $2 and $51 during 2021, 2020 and 2019, respectively.

NOTE 3 - INVESTMENTS, (continued)

The Company had no investment in impaired loans with credit losses as of December 31, 2021 and 2020. The investment in impaired loans without credit losses are as follows:

	December 31, 2021
	Residential	Total
No allowance for credit losses	$34,854	$34,854

	December 31, 2020
	Residential	Total
No allowance for credit losses	$53,633	$53,633

A summary of information pertaining to impaired loans is as follows:

	December 31, 2021
	Residential	Commercial	Total
Average recorded investment	$43,065	$—	$43,065
Interest income recognized	1,674	—	1,674
Recorded investments on nonaccrual status	3,214	—	3,214
Amount of interest income recognized using the cash basis method
of accounting	1,688	—	1,688

	December 31, 2020
	Residential	Commercial	Total
Average recorded investment	$64,336	$—	$64,336
Interest income recognized	2,645	144	2,789
Recorded investments on nonaccrual status	2,721	—	2,721
Amount of interest income recognized using the cash basis method
of accounting	2,654	—	2,654

The mortgage loans derecognized as a result of foreclosure is as follows:

	December 31
	2021	2020
Aggregate amount of mortgage loans derecognized	$153	$—
Real estate collateral recognized	155	—

A summary of information pertaining to real estate sales is as follows:

	December 31, 2021
	Commercial	Total
Number of sales	1	1
Gain recognized	$4,501	$4,501

	December 31, 2020
	Commercial	Total
Number of sales	1	1
Loss recognized	$(1)	$(1)

NOTE 3 - INVESTMENTS, (continued)

The gains (losses) recorded on sales are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

One residential real estate property with a recorded value of $155 was classified as held for sale for the year ended December 31, 2021. There were no residential real estate properties classified as held for sale for the year ended December 31, 2020. There were no commercial real estate properties classified as held for sale for the years ended December 31, 2021 and 2020, respectively.

Residential real estate is acquired through the foreclosure of residential mortgage loans. The Company’s intent is to dispose of all acquired residential real estate by sale as soon as economically feasible, which is typically within one year from acquisition.

Commercial real estate was either sold or classified as held for sale based on the Company’s intent to dispose of certain property via sale. Sales are usually within one year, based on economic factors, but may be extended per other executed agreements.

The Company recognizes real estate property impairments as other-than-temporary and records them as realized losses. The Company had no real estate impairments for the year ended December 31, 2021 and 2020.

Fair value for impaired commercial real estate and residential real estate was determined by valuations based on internal and/or external appraisals. The real estate impairment losses due to decreases in property value are recognized in net realized capital gains (losses) on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

Troubled Debt Restructuring
A summary of information pertaining to mortgage loans with restructured terms is as follows:

	December 31, 2021
	Residential	Commercial	Total
Number of loans	138	—	138
Carry value	$33,089	$—	$33,089
Interest income	$1,645	$—	$1,645

	December 31, 2020
	Residential	Commercial	Total
Number of loans	204	—	204
Carry value	$51,249	$—	$51,249
Interest income	$2,589	$—	$2,589

The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company’s income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method. There were zero short sales on residential mortgage loans in 2021 and one in 2020.

NOTE 3 - INVESTMENTS, (continued)

Low-Income Housing Tax Credit Investments
The Company has up to 12 remaining years of unexpired tax credits and is required to hold these investments for up to 16 years. During 2021 and 2020, the Company recognized $5,855 and $4,533, respectively, of low income housing tax credits (LIHTC) and other tax benefits. The Company’s investment in LIHTC recognized in the Balance Sheets - Statutory Basis in other investments was $60,023 and $66,272 and in other liabilities was $24,039 and $32,681 for the years ended December 31, 2021 and 2020, respectively. The Company has made unconditional commitments to provide additional capital contributions in low income housing partnerships of $8,757, $7,521, $6,571, in 2022, 2023 and 2024, respectively, and $1,190 thereafter. No property is currently subject to any regulatory review. The Company had no investment in LIHTC that exceeded 10% of its admitted assets. The Company recognized no impairment losses related to LIHTC during December 31, 2021 and 2020. The Company recognized no write-down or reclassification resulting from the forfeiture or ineligibility of tax credits during December 31, 2021 and 2020.

Offsetting and Netting of Assets and Liabilities
Call options and foreign currency swaps that qualified for offsetting and netting are as follows:

	December 31, 2021			December 31, 2020
	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements	Gross Amount Recognized	Amount Offset	Net Amount Presented on Financial Statements
Assets:
Derivatives - call options	$149,826	$86,692	$63,134	$167,601	$106,748	$60,853
Derivatives - foreign
currency swaps	1,057	434	623	—	—	—

Liabilities:
Derivatives - call options	$86,692	$86,692	$—	$106,748	$106,748	$—
Derivatives - foreign
currency swaps	661	434	227	551	—	551

At December 31, 2021 and 2020, the net asset amount of $63,757 and $60,853, respectively, was recorded in other investments and the net liability amount of $227 and $551, respectively, was recorded in other liabilities on the Balance Sheets – Statutory Basis.

NOTE 3 - INVESTMENTS, (continued)

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

	Years Ended December 31
	2021	2020	2019
Income:
Bonds	$400,928	$388,691	$385,443
Preferred stocks	528	484	369
Common stocks	7,905	5,724	13,060
Mortgage loans	107,955	103,789	103,311
Real estate[1]	15,187	15,209	17,132
Loans on insurance contracts	30,169	28,114	32,546
Short-term investments	73	1,680	4,756
Derivatives	13,627	33,294	2,816
Other investments	84,268	36,121	32,445
Amortization of interest maintenance reserve	9,487	8,861	8,581
Gross investment income	670,127	621,967	600,459
Total investment expenses	55,131	47,339	58,954
Net investment income	$614,996	$574,628	$541,505
1Includes amounts for the occupancy of company-owned property of $8,541, $8,999 and $9,106 in 2021, 2020, and 2019, respectively.

The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) during 2021 and 2020, of which the total number of CUSIPs sold, disposed or otherwise redeemed was 110 and 83, respectively, and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee was $21,393 and $9,756, respectively.

Fair Value Measurements
Included in various investment related lines in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by Fair Value Measurements as defined under NAIC SAP. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

NOTE 3 - INVESTMENTS, (continued)

Level 1 – Values are unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 – Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 – Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

Net asset value (NAV) – Separate account assets are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.

The following tables provide information about the Company’s financial assets and liabilities measured and reported at fair value or NAV:

	December 31, 2021
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$—	$17	$—	$17
Total bonds	—	—	17	—	17
Common stock
Industrial and miscellaneous (unaffiliated)	452,545	—	—	—	452,545
Total common stocks	452,545	—	—	—	452,545
Other investments	27,628	—	—	—	27,628
Derivative assets
Exchange traded index call options	163,887	—	—	—	163,887
Over the counter index call options	—	63,134	—	—	63,134
Foreign currency swaps	—	460	—	—	460
Total other investments	191,515	63,594	—	—	255,109
Separate account assets	—	—	—	11,996,727	11,996,727
Total assets at fair value/net asset value	$644,060	$63,594	$17	$11,996,727	$12,704,398

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$116,099	$—	$—	$—	$116,099
Foreign currency swaps	—	227	—	—	227
Total liabilities at fair value	$116,099	$227	$—	$—	$116,326

NOTE 3 - INVESTMENTS, (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets at fair value/net asset value
Bonds
Industrial and miscellaneous (unaffiliated)	$—	$1,486	$83	$—	$1,569
Total bonds	—	1,486	83	—	1,569
Common stock
Industrial and miscellaneous (unaffiliated)	373,408	—	—	—	373,408
Total common stocks	373,408	—	—	—	373,408
Other investments	24,207	—	—	—	24,207
Derivative assets
Exchange traded index call options	256,300	—	—	—	256,300
Over the counter index call options	—	60,853	—	—	60,853
Foreign currency swaps	—	—	—	—	—
Total other investments	280,507	60,853	—	—	341,360
Separate account assets	—	—	—	11,041,001	11,041,001
Total assets at fair value/net asset value	$653,915	$62,339	$83	$11,041,001	$11,757,338

Liabilities at fair value
Derivative liabilities
Exchange traded index call options (written)	$205,572	$—	$—	$—	$205,572
Foreign currency swaps	—	551	—	—	551
Total liabilities at fair value	$205,572	$551	$—	$—	$206,123
The valuation techniques used to measure the fair values by type of investment in the above table are as follows:

Level 1 – Financial Assets and Liabilities
These assets and liabilities include actively-traded exchange-listed common stocks, mutual funds, exchange traded call and put options and exchange traded call and put options (written). Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Derivative asset and liability valuations are based on quoted prices in active markets for identical securities. Exchange traded call options and equity put options and written exchange traded call options and written equity put options are classified as Level 1.

Level 2 – Financial Assets
The Company's Level 2 assets includes bonds, OTC index call options and foreign currency swaps. Prices are based on other observable inputs, including quoted prices for similar assets/liabilities. The Company used broker quotes which are corroborated to the market for the monthly valuation of the index call options and foreign currency swaps. For the index call options, the broker quotes use the S&P Dividend Yield and Implied Volatility inputs in the Black Scholes Model that is tailored to the remaining term of each call option. For the foreign currency swaps, the broker quotes use models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. In addition, the Company corroborates the broker quotes to Bloomberg and to actual trades.

Level 3 - Financial Assets
The Company classified asset-backed securities and residential mortgage-backed securities carried at fair value due to NAIC 6 ratings in Level 3 at December 31, 2021 and 2020. The primary inputs to valuation include reported trades, bids, benchmark yields, credit spreads, estimated cash flows, prepayment speeds, and collateral performance. Collateral performance is analyzed for each security and includes delinquency rates, loss severity rates and prepayment speeds. These securities were classified in Level 3 due to the price being based on uncorroborated broker quotes, unobservable market inputs or internal valuations.

NOTE 3 - INVESTMENTS, (continued)

NAV - Financial Assets
Separate account assets represent NAVs as a practical expedient received from fund managers who stand ready to transact at the quoted values. The funds in the separate account assets are considered open-end mutual funds, meaning that the fund is ready to redeem its shares at any time and offers its shares for sale to the public, either through retail outlets or through institutional investors continuously. For institutional funds, NAVs are received daily from fund managers, and the managers stand ready to transact at these quoted amounts. The Company, on behalf of the contract holders, transacts in these funds on a daily basis as part of the separate account trading activity. There are no unfunded commitments in the separate account assets.

The following tables summarize changes to our financial instruments for the years ended December 31, 2021 and 2020 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

	Beginning balance at 1/1/2021	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2021
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$83	$12	$—	$(3)	$5	$(80)	$—	$17
Total assets	$83	$12	$—	$(3)	$5	$(80)	$—	$17

	Beginning balance at 1/1/2020	Transfers into Level 3	Transfer out of Level 3	Total gains and (losses) included in net income	Total gains and (losses) included in surplus	Sales	Settlements	Ending balance at 12/31/2020
Assets:
Bonds
Industrial and miscellaneous (unaffiliated)	$85	$—	$—	$—	$1	$—	$(3)	$83
Total assets	$85	$—	$—	$—	$1	$—	$(3)	$83

Transfers in and out of Level 3, during 2021 and 2020, included securities measured at lower of cost or fair value.

The following table presents information about significant unobservable inputs used in Level 3 assets measured at fair value:

December 31, 2021
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$16	Vendor price	Price	36 - 36 (36)	Increase
Residential mortgage-backed securities [4]	$1	Discounted Cash Flows	Constant prepayment rate	7% - 7% (7%)	Decrease
			Constant default rate	0% - 0% (0%)	Decrease
			Loss severity	27% - 27% (27%)	Decrease
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.
4 Primarily subordinated tranches of non-agency residential mortgage-backed securities

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
Assets accounted for		Predominant	Significant	Range of Values	Impact of Increase
at Fair Value		Valuation	Unobservable	- Unobservable Inputs	in Input on
on a recurring basis	Fair Value	Method	Input	(Weighted Average) ¹	Fair Value ²
Asset-backed securities [3]	$83	Vendor price	Price	70 - 70 (70)	Increase
¹ The weighted average is determined based on the fair value of the securities.
² Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.
³    Primarily collateralized by home equity.

The tables below reflect the fair values or NAV and book/adjusted carrying values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method. The Company had no financial instruments that were not practicable to calculate fair value. The Company had no investments measured using NAV instead of fair value in which the investment may be sold below NAV or significant restrictions in the liquidation of the investment held at NAV. The fair values are also categorized into the three-level fair value hierarchy as described previously:

December 31, 2021
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$11,092,805	$10,330,856	$—	$8,119,665	$2,973,140	$—
Preferred stocks	11,325	10,273	—	11,325	—	—
Common stocks	467,386	467,386	452,545	14,841	—	—
Mortgage loans	2,338,215	2,226,042	—	—	2,338,215	—
Cash, cash equivalents and short-term
investments	186,574	186,574	186,574	—	—	—
Loans on insurance contracts	693,190	545,818	—	—	693,190	—
Other investments	405,729	391,433	192,652	142,081	70,996	—
Investment income due and accrued	118,569	118,569	118,569	—	—	—
Separate account assets	—	11,996,727	—	—	—	11,996,727
Total financial assets	$15,313,793	$26,273,678	$950,340	$8,287,912	$6,075,541	$11,996,727

Liabilities:
Deposit-type funds	$990,510	$990,510	$—	$—	$990,510	$—
Borrowings	3,840	3,989	—	—	3,840	—
Derivative liabilities	116,326	116,326	116,099	227	—	—
Separate account liabilities	—	11,996,727	—	—	—	11,996,727
Total financial liabilities	$1,110,676	$13,107,552	$116,099	$227	$994,350	$11,996,727

NOTE 3 - INVESTMENTS, (continued)

December 31, 2020
	Fair Value	Book/Adjusted Carrying Value	Level 1	Level 2	Level 3	Net Asset Value
Assets:
Bonds	$10,723,483	$9,638,654	$—	$7,467,161	$3,256,322	$—
Preferred stocks	13,160	12,177	—	13,160	—	—
Common stocks	390,070	390,070	373,408	16,662	—	—
Mortgage loans	2,250,727	2,094,450	—	—	2,250,727	—
Cash, cash equivalents and short-term
investments	370,839	370,839	370,839	—	—	—
Loans on insurance contracts	687,007	539,975	—	—	687,007	—
Other investments	501,978	485,923	283,477	140,563	77,938	—
Investment income due and accrued	113,867	113,867	113,867	—	—	—
Separate account assets	—	11,041,001	—	—	—	11,041,001
Total financial assets	$15,051,131	$24,686,956	$1,141,591	$7,637,546	$6,271,994	$11,041,001

Liabilities:
Deposit-type funds	$1,001,005	$1,000,269	$—	$—	$1,001,005	$—
Borrowings	3,865	3,733	—	—	3,865	—
Derivative liabilities	206,123	206,123	205,572	551	—	—
Separate account liabilities	—	11,041,001	—	—	—	11,041,001
Total financial liabilities	$1,210,993	$12,251,126	$205,572	$551	$1,004,870	$11,041,001

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Bonds and preferred stocks: For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Bonds and preferred stocks priced based on observable market information are assigned to Level 2. Bonds priced based on uncorroborated broker quotes, unobservable market inputs or internal valuations are assigned to Level 3.

Common stocks: For publicly traded securities and mutual funds, fair value is obtained from independent pricing services or fund managers and are assigned to Level 1 as the fair values are based on quoted prices in active markets for identical securities. For stock in FHLB carrying amount approximates fair value and as such is assigned to Level 2. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

Mortgage loans: The fair value of commercial mortgage loans is primarily determined by estimating expected future cash flows and discounting the cash flows using current interest rates for similar mortgage loans with similar credit risk. The fair value of residential mortgage loans is determined by the Yield-Based or Price-Based approach. The Yield-Based approach, applied to performing and sub-performing loans, estimates fair value by first modeling contractual cash flows and then discounting the cash flows at an appropriate discount rate that incorporates an appropriate base rate (e.g., Treasury) to which a risk premium (spread) is added. The Price-Based approach, applied to non-performing loans (greater than 90 days past due) along with certain sub-performing loans, utilizes a direct estimate of a loan’s net present value or dollar price, largely based on underlying collateral values.

Cash, cash equivalents and short-term investments, and investment income due and accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

NOTE 3 - INVESTMENTS, (continued)

Other investments and derivative liabilities: Public equity securities are classified as Level 1 securities as the fair values are based on quoted prices in active markets. Exchange traded call and put options and exchange traded call and put options (written) are classified as Level 1 since the valuations are based on quoted prices in active markets for identical securities. U.S. government agency securities are classified as Level 2 as the prices are based on observable market data. OTC index call options where the primary inputs to valuations include broker quotes that utilize inputs tailored to the remaining term of each call option and are assigned to Level 2. Foreign currency swaps are classified as Level 2 as the valuation is based on models that rely on inputs such as basis curves and currency spot rates that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment. The fair value for other investments assigned to Level 3 are based on quoted market prices where trading activity is not available to corroborate or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

Loans on insurance contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

Deposit-type funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Borrowings: The fair value of borrowed money is estimated using discounted cash flow calculations based on current interest rates consistent with the maturity of the obligation.

Separate account assets and liabilities: Separate account assets represent NAV as a practical expedient received from fund managers who stand ready to transact at the quoted values. Separate account liabilities are carried at the value of the underlying assets.

NOTE 4 - INCOME TAXES

The application of NAIC SAP requires a company to evaluate the recoverability of gross deferred tax assets and to establish a valuation allowance if necessary to reduce the gross deferred tax asset to an amount which is more likely than not to be realized (adjusted gross deferred tax asset). Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable capital gains in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the deferred tax assets; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the adjusted gross deferred tax assets will be realized.

The components of the net deferred tax asset/(liability) as of December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$248,631	$2,861	$251,492
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	248,631	2,861	251,492
Deferred tax assets non-admitted	44,951	—	44,951
Subtotal net admitted deferred tax assets	203,680	2,861	206,541
Deferred tax liabilities	41,680	76,517	118,197
Net admitted deferred tax assets/(net deferred tax liability)	$162,000	$(73,656)	$88,344

NOTE 4 - INCOME TAXES, (continued)

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2021 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$88,344	$—	$88,344
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$88,344	$—	$88,344
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$283,023
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$115,336	$2,861	$118,197
Deferred tax assets admitted as the result of application
of NAIC SAP	$203,680	$2,861	$206,541

The components of the net deferred tax asset/(liability) as of December 31, 2020 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$234,307	$3,851	$238,158
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	234,307	3,851	238,158
Deferred tax assets non-admitted	64,592	—	64,592
Subtotal net admitted deferred tax assets	169,715	3,851	173,566
Deferred tax liabilities	44,613	46,341	90,954
Net admitted deferred tax assets/(net deferred tax liability)	$125,102	$(42,490)	$82,612

The amount of admitted adjusted gross deferred tax assets under each component of NAIC SAP as of December 31, 2020 is:

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	$82,612	$—	$82,612
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	$82,612	$—	$82,612
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	$249,849
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	$87,103	$3,851	$90,954
Deferred tax assets admitted as the result of application
of NAIC SAP	$169,715	$3,851	$173,566

NOTE 4 - INCOME TAXES, (continued)

The changes in the components of the net deferred tax asset/(liability) from December 31, 2020 to December 31, 2021 are as follows:

	Ordinary	Capital	Total
Gross deferred tax assets	$14,324	$(990)	$13,334
Statutory valuation allowance adjustment	—	—	—
Adjusted gross deferred tax assets	14,324	(990)	13,334
Deferred tax assets non-admitted	(19,641)	—	(19,641)
Subtotal net admitted deferred tax assets	33,965	(990)	32,975
Deferred tax liabilities	(2,933)	30,176	27,243
Net admitted deferred tax assets/(net deferred tax liability)	$36,898	$(31,166)	$5,732

	Ordinary	Capital	Total
Admission calculation components - NAIC SAP
Federal income taxes paid in prior years recoverable through
loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized
(excluding the amount of deferred tax assets from above)
after application of the threshold limitation	5,732	—	5,732
Adjusted gross deferred tax assets expected to be
realized following the balance sheet date	5,732	—	5,732
Adjusted gross deferred tax assets allowed per
limitation threshold	xxx	xxx	33,174
Adjusted gross deferred tax assets offset by gross deferred
tax liabilities	28,233	(990)	27,243
Deferred tax assets admitted as the result of application
of NAIC SAP	$33,965	$(990)	$32,975

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

The Company used the following amounts in determining the DTA admissibility:

	2021	2020
Ratio percentage used to determine recovery period and
threshold limitation above	914%	1,013%
Amount of adjusted capital and surplus used to determine
recovery period and threshold limitation above	$1,886,819	$1,665,660

There were no tax planning strategies utilized as of December 31, 2021 or 2020.

NOTE 4 - INCOME TAXES, (continued)

The provision for incurred federal income taxes on earnings are:

	Years ended December 31
	2021	2020	2019
Federal	$17,359	$19,600	$31,941
Federal income tax on net capital gains	9,319	7,365	11,801
Federal income tax incurred	$26,678	$26,965	$43,742

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Deferred tax assets:
Ordinary
Discounting of unpaid losses	$172	$167	$136	$5	$31
Unearned premium reserve	515	430	389	85	41
Policyholder reserves	93,859	89,735	80,590	4,124	9,145
Investments	10,124	7,521	57	2,603	7,464
Deferred acquisition costs	75,319	70,032	67,107	5,287	2,925
Policyholder dividends accrual	1,328	1,548	1,806	(220)	(258)
Fixed assets	1	5	85	(4)	(80)
Compensation and benefits accrual	30,390	29,239	27,200	1,151	2,039
Receivables - non-admitted	16,556	14,571	13,549	1,985	1,022
Net operating loss carry-forward	260	277	294	(17)	(17)
Coinsurance/modified coinsurance transaction	—	—	12,219	—	(12,219)
Other (including items <5% of total
ordinary tax assets)	20,107	20,782	8,654	(675)	12,128
Subtotal	248,631	234,307	212,086	14,324	22,221
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted deferred tax assets	44,951	64,592	60,967	(19,641)	3,625
Admitted ordinary deferred tax assets	$203,680	$169,715	$151,119	$33,965	$18,596

NOTE 4 - INCOME TAXES, (continued)

	December 31			Change	Change
	2021	2020	2019	from 2020	from 2019
Capital
Investments	$476	$1,469	$1,486	$(993)	$(17)
Real Estate	2,102	1,938	2,797	164	(859)
Other (including items <5% of total
ordinary tax assets)	283	444	660	(161)	(216)
Subtotal	2,861	3,851	4,943	(990)	(1,092)
Statutory valuation allowance adjustment	—	—	—	—	—
Non-admitted	—	—	—	—	—
Admitted capital deferred tax assets	2,861	3,851	4,943	(990)	(1,092)
Admitted deferred tax assets	$206,541	$173,566	$156,062	$32,975	$17,504

Deferred tax liabilities:
Ordinary
Investments	$1,617	$3,014	$3,123	$(1,397)	$(109)
Fixed assets	2,486	2,925	3,322	(439)	(397)
Deferred and uncollected premium	17,778	17,793	18,001	(15)	(208)
Policyholder reserves	13,452	17,038	20,597	(3,586)	(3,559)
Unearned commissions	6,204	3,699	3,343	2,505	356
Other (including items <5% of total
ordinary tax liabilities)	143	144	144	(1)	—
Subtotal	$41,680	$44,613	$48,530	$(2,933)	$(3,917)

Capital
Investments	$75,747	$46,050	$35,890	$29,697	$10,160
Real estate	770	291	—	479	291
Subtotal	$76,517	$46,341	$35,890	$30,176	$10,451

Deferred tax liabilities	$118,197	$90,954	$84,420	$27,243	$6,534

Net deferred tax assets	$88,344	$82,612	$71,642	$5,732	$10,970

The change in the net admitted deferred tax assets was $5,732, $10,970 and $2,407 for the years ended December 31, 2021, 2020 and 2019, respectively. The change in non-admitted deferred tax assets of $(19,641), $3,625 and $(7,257) was included in change in non-admitted assets in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019, respectively.

The change in net deferred income taxes as of December 31 is as follows:

	2021	2020	Change
Total gross deferred tax assets	$251,492	$238,158	$13,334
Total deferred tax liabilities	118,197	90,954	27,243
Net deferred tax asset	$133,295	$147,204	(13,909)
Tax effect of change in unrealized gains and pension liability			31,065
Change in net deferred income tax			$17,156

NOTE 4 - INCOME TAXES, (continued)

	2020	2019	Change
Total gross deferred tax assets	$238,158	$217,029	$21,129
Total deferred tax liabilities	90,954	84,420	6,534
Net deferred tax asset	$147,204	$132,609	14,595
Tax effect of change in unrealized gains and pension liability			3,728
Calvert deferred tax asset from dissolution			(651)
Change in net deferred income tax			$17,672

	2019	2018	Change
Total gross deferred tax assets	$217,029	$210,883	$6,146
Total deferred tax liabilities	84,420	73,424	10,996
Net deferred tax asset	$132,609	$137,459	(4,850)
Tax effect of change in unrealized gains and pension liability			25,349
Change in net deferred income tax			$20,499

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2021, 2020 and 2019 were as follows:

	2021	2020	2019
Net gain from operations before income taxes	$106,544	$67,641	$101,784
Net realized capital gains before income taxes	26,620	38,066	36,222
Deferred reinsurance gain (loss), net	(2,832)	(3,643)	35,649
Change in reserve on account of change in valuation basis	—	5,820	—
Change in pension liability	117	—	—
Change in unauthorized reinsurance	(12)	—	—
Total pre-tax statutory income	130,437	107,884	173,655
Change in non-admitted assets	(9,453)	(4,868)	8,450
IMR amortization	(9,487)	(8,861)	(8,581)
Affordable Care Act assessment	—	14,556	—
Tax-exempt income	(28,681)	(22,785)	(24,932)
Dividends received deduction	—	—	(5,000)
Subsidiary conversion to single member LLC	—	(7,014)	—
Realized gain on dissolution of subsidiary	—	(2,994)	—
Non-deductible expense	2,730	2,691	4,223
Other	1,202	2,368	2,392
Subtotal	86,748	80,977	150,207
Statutory tax rate	0.21	0.21	0.21
Subtotal	18,217	17,005	31,543
Tax credits	(8,695)	(7,712)	(8,300)
Total statutory income taxes	$9,522	$9,293	$23,243

Federal and foreign income tax incurred	$26,678	$26,965	$43,742
Change in deferred income tax	(17,156)	(17,672)	(20,499)
Total statutory income taxes	$9,522	$9,293	$23,243

The Company has no foreign tax credit carryovers to subsequent years.

NOTE 4 - INCOME TAXES, (continued)

At December 31, 2021, the Company has tax carryovers to subsequent years as follows:

Year of Origination		Amount	Year of Expiration
2016	Net operating loss	$1,237	2036

The amount of federal income tax which is available for recoupment in the event of future capital losses is $14,859, $18,002, $14,820 for the tax years 2021, 2020, 2019, respectively.

There were no deposits admitted under IRC Section 6033.

The Company joins in a consolidated federal income tax return filed by AMHC. The other members of the affiliated group joining in the AMHC consolidated return are as follows:

Ameritas Holding Company
Ameritas Investment Partners, Inc.
Ameritas Life Insurance Corp.
Ameritas Life Insurance Corp. of New York

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES

In 2021 and 2019, the Company received a return of capital of $1,700 and $1,000, respectively, from its wholly owned subsidiary, Griffin, which was accounted for as a reduction in its carrying value.

In 2020, the Company made a capital contribution of $7,550 to its wholly owned subsidiary, AIC.

In 2019, the Company received a cash dividend $5,000 from its wholly owned subsidiary, Calvert, which was recorded in net investment income in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

In 2019, the Company made a capital contribution of $30,000 to its wholly owned subsidiary, Ameritas-NY. No additional shares were issued.

The Company's variable life and annuity products are distributed through AIC, an affiliated company. Policies placed by this affiliate generated commission and general insurance expense of $26,047, $24,766 and $16,750 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2021 and 2020, which were recorded in other admitted assets and other liabilities in the Balance Sheets-Statutory Basis. The terms of the settlements require that these amounts be settled monthly.

	2021	2020
Ameritas Holding Company	$(3,927)	$(3,563)
Ameritas Life Insurance Corp. of New York	1,837	4,981
Ameritas Investment Company, LLC	580	940
Ameritas Investment Partners, Inc.	1,072	767
Griffin Realty, LLC	—	5
Variable Contract Agency, LLC	—	—
Ameritas Advisory Services, LLC	685	—
Dental Select	(60)	1,756
BlueStar Retirement Services, LLC	242	—
Total	$429	$4,886

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED PARTIES, (continued)

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been a decrease of $2,455, $32,957 and $31,076 for the years ended December 31, 2021, 2020 and 2019, respectively.

In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement, which are included in investment expenses, totaled $18,434, $16,484 and $15,686 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company owns Ameritas-NY for which the audited statutory equity reflects a departure from the NAIC SAP due to state of domicile prescribed practice. This amount was immaterial for 2021 and 2020.

NOTE 6 - EMPLOYEE BENEFITS

The Company has unfunded, non-qualified pension plans (the NQ Plans) where the Company makes payments under certain voluntary arrangements for retirement benefits, which are not provided for under the AHC sponsored defined benefit pension plan.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. The Company's method of accounting for these plans is the accrual method and the assets for some of these deferred compensation plans are held in a Rabbi Trust.

The measurement date for the Company’s NQ Plans was December 31. A summary of the obligations and assumptions are as follows:

	Underfunded Pension Benefits
	2021	2020	2019
Benefit obligation at beginning of year	$49,302	$46,603	$44,448
Service cost	35	38	209
Interest cost	966	1,437	1,813
Actuarial gain (loss)	(1,458)	4,781	3,742
Benefits paid	(4,707)	(4,734)	(3,609)
Business combinations, divestitures, curtailments,
settlements and special termination benefits	—	1,177	—
Benefit obligation at end of year	$44,138	$49,302	$46,603

	Pension Benefits
	2021	2020	2019
Fair value of plan assets at beginning of year	$—	$—	$—
Reporting entity contribution	4,707	4,734	3,609
Benefits paid	(4,707)	(4,734)	(3,609)
Fair value of plan assets at end of year	$—	$—	$—

	Pension Benefits
	2021	2020	2019
Components:
Accrued benefit costs	$40,739	$44,372	$41,946
Liability for pension benefits	3,399	4,930	4,657
Assets and liabilities recognized:
Liabilities recognized	44,138	49,302	46,603
Unrecognized liabilities	3,399	4,930	4,657

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Service cost	$35	$38	$209
Interest cost	966	1,437	1,813
Amount of recognized losses	74	4,625	2,019
Total net periodic benefit cost	$1,075	$6,100	$4,041

Amounts in unassigned surplus recognized as components of net periodic benefit cost:

	Pension Benefits
	2021	2020	2019
Items not yet recognized as a component of net periodic cost - prior year	$4,930	$4,657	$13,762
Net gain (loss) arising during the period	(1,457)	4,781	3,742
Net loss recognized	(74)	(4,508)	(2,019)
Cumulative change in amortization method applied[1]	—	—	(10,828)
Items not yet recognized as a component of net
periodic cost - current year	$3,399	$4,930	$4,657
1Effective January 1, 2019, the Company elected to change its method for amortizing the actuarial gains and losses to the minimum corridor method. This changed the unrecognized actuarial gains and losses to recognize all gains and losses outside of the 10% corridor cumulative upon the election date. All amounts remain components of unassigned surplus under either method of amortization.

The amounts in unassigned surplus that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits
	2021	2020	2019
Net recognized gains	$3,399	$4,930	$4,657

The weighted-average assumptions are as follows:

	Pension Benefits
	2021	2020	2019
Weighted-average assumptions used to determine net periodic
benefit cost as of December 31:
Weighted average discount rate	2.98%	3.14%	4.23%
Rate of compensation increase	1.79%	1.77%	4.47%

Weighted-average assumptions used to determine projected
benefit obligation as of December 31:
Weighted average discount rate	2.14%	2.98%	3.14%
Rate of compensation increase	1.81%	1.79%	1.77%

Future expected pension benefit payments are as follows:

Year	Amount
2022	$4,697
2023	$4,256
2024	$3,813
2025	$3,703
2026	$3,589
2027-2031	$16,153

NOTE 6 - EMPLOYEE BENEFITS, (continued)

The accumulated pension benefit obligation for the NQ plans is as follows:

	December 31
	2021	2020
Accumulated benefit obligation	$44,138	$49,287

Projected benefit obligation (PBO)	$44,138	$49,302
Funded status (PBO - Plan assets)	$44,138	$49,302

Unrecognized items:
Unrecognized losses, net of tax	$2,685	$3,895
Total unrecognized items, net of tax	$2,685	$3,895

The Company participates in the Ameritas Pension Plan (the Plan), of which AHC is the plan sponsor. There were no expenses recognized for the Plan funding.

Total net periodic benefit cost for the Plan was recorded in general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2021, 2020 and 2019.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company’s employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant’s compensation. In addition, for eligible employees who are not Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $15,013, $14,717 and $12,791 in 2021, 2020 and 2019, respectively.

Additionally, the Company participates in a postretirement benefit plan sponsored by AHC. The expense for the postretirement benefit plan was entirely paid by AHC and then allocated accordingly.

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments to the stockholder by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $197,477 in dividends in 2022, without prior approval. The Company did not pay ordinary dividends to AHC, its parent, in 2021, 2020 and 2019.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

	2021	2020	2019
Unrealized capital gains, net of taxes	$171,082	$23,160	$16,327
Non-admitted asset values	(123,789)	(133,978)	(138,241)
Asset valuation reserve	(295,155)	(251,837)	(214,022)

NOTE 7 - DIVIDEND RESTRICTIONS AND SURPLUS, (continued)

On November 1, 1996, the Company issued $50,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. These Notes were underwritten by Merrill Lynch & Co. with the trustee as Bank of New York. Subject to prior written approval of the Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Department regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100 was paid in 2021, 2020 and 2019 and included as reduction to net investment income on the Summary of Operations and Changes in Capital and Surplus – Statutory Basis. The carrying amount of the Notes totaling $49,958 and $49,949 at December 31, 2021 and 2020, respectively. There is no unapproved interest and principal. The life-to-date interest expense recognized on the Notes as of December 31, 2021 is $102,466. There has been not been any principal paid during the life of the Notes as of December 31, 2021. The interest offset percentage is 100%. The Notes holder, the asset issuer and the liquidity source are not related parties. The Notes are not contractually linked and the Notes payments are not subject to administrative offsetting provisions. Cash of $50,000 was received upon issuance and was not used to purchase an asset directly from the holder of the surplus note.

NOTE 8 - COMMITMENTS AND CONTINGENCIES

At December 31, 2021 and 2020, respectively, the Company had outstanding agreements to fund mortgages totaling $86,932 and $114,711. In addition at December 31, 2021 and 2020, respectively, the Company has committed to invest $332,803 and $272,249 in equity-type limited partnerships in subsequent years. These transactions are in the normal course of operations and are not reflected in the accompanying statutory basis financial statements. The Company’s exposure to credit loss is represented by the contractual notional amount of these instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

At December 31, 2021 and 2020, the Company had FHLB lines of credit available up to $433,142 and $307,377, respectively, if an immediate liquidity need would arise. The Company had no outstanding balance as of December 31, 2021 and 2020 related to these lines of credit.

Guaranty Funds Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2021, 2020 and 2019 the charge to operations related to these assessments was not significant. The estimated liability for future guaranty fund assessments of $3,664 and $4,034 at December 31, 2021 and 2020, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in other liabilities in the Balance Sheets - Statutory Basis. At December 31, 2021 and 2020, the Company had a related receivable of $2,710 and $3,013, respectively, for amounts recoverable against premium taxes which is included in other admitted assets in the Balance Sheets - Statutory Basis. The periods over which the guaranty funds assessments are expected to be paid are unknown at this time. Premium tax offsets are realized over the period allowed by each state once the guaranty fund assessment has been paid.

Reconciliation of assets recognized from paid and accrued premium tax offsets and policy surcharges which are included in other admitted assets on the Balance Sheets – Statutory Basis as of December 31, 2021 and 2020 are as follows:

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

	2021	2020
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of prior year end	$6,320	$7,316
Decreases during the year
Premium tax offset applied	(1,066)	(1,133)
Charge off of estimated premium tax offset	(318)	(320)
	(1,384)	(1,453)
Increases during the year
Assessments paid	165	457
	165	457
Assets recognized from paid and accrued premium tax offsets and policy surcharges as of current year end	$5,101	$6,320

The liabilities, contingencies and assessments for long-term care insolvencies related guaranty funds liabilities and assets as of December 31, 2021 and 2020 are summarized below. The discount rate applied was 3.0% and 3.5% for December 31, 2021 and 2020, respectively.

	December 31, 2021
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,567	$3,288	$5,389	$2,360

	December 31, 2021
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

	December 31, 2020
	Guaranty Fund Assessment		Related Assets
Name of the Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
Penn Treaty/ANIC	$7,175	$2,487	$5,112	$1,578

	December 31, 2020
	Payables			Recoverables
Name of the Insolvency	Number of Jurisdictions	Range of Years	Weighted Average Number of Years	Number of Jurisdictions	Range of Years	Weighted Average Number of Years
Penn Treaty/ANIC	50	1-70	37	44	1-20	6

NOTE 8 - COMMITMENTS AND CONTINGENCIES, (continued)

Litigation and Regulatory Examination
From time to time, the Company is subject to litigation and regulatory examination in the normal course of business. Management does not believe that the Company is party to any such pending litigation or examination which would have a material adverse effect on its financial condition or results of its operations. There were no claims (per claim or claimant) where amounts paid to settle were related to extra contractual obligations or bad faith claims resulting from lawsuits during 2021 and 2020.

Uncollectibility of Assets
The Company had admitted assets of $13,187 and $11,317 at December 31, 2021 and 2020, respectively, in accounts receivable for uninsured plans included in other admitted assets on the Balance Sheets – Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company’s financial condition.

NOTE 9 – GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND HEALTH PLANS

ASO Plans
The loss from operations from administrative services only (ASO) uninsured plans, which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis, is as follows for the years ended December 31:

	2021	2020	2019
Net reimbursement for administrative expenses (including administrative fees) in excess of actual expenses	$(829)	$(1,393)	$(2,979)
Net loss from operations	$(829)	$(1,393)	$(2,979)

Total claim payment volume	$180,138	$152,945	$193,120

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus – Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within general insurance expenses in the Summary of Operations and Changes in Capital and Surplus – Statutory Basis is as follows for the years ended December 31:

	2021	2020	2019
Gross reimbursement for medical cost incurred	$28,857	$28,226	$27,605
Other income or expenses (including interest paid to or received from plans)	8,595	7,462	7,388
Gross expenses incurred (claims and administrative)	27,262	24,297	23,507
Net gain from operations	$10,190	$11,391	$11,486

NOTE 10 - LEASES

The Company leases office space under operating lease agreements that expire at various dates through 2031. Certain rental commitments have renewal options extending through the year 2031. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $3,166, $4,737 and $4,396 in 2021, 2020 and 2019, respectively. The Company has subleased a portion of office space and received sublease income recorded as an offset to general insurance expenses in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis of $33, $621, and $585 in 2021, 2020 and 2019, respectively.

NOTE 10 - LEASES, (continued)

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2021:

Calendar Year	Amount
2022	$2,175
2023	1,440
2024	913
2025	552
2026 and thereafter	1,102
Total	$6,182

NOTE 11 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company has a third-party administrator, DXC Technology Company (DXC) for which direct premiums written exceed 5% of total capital and surplus. DXC writes ordinary life and individual annuity business and does not have an exclusive contract. DXC has been granted the authority for claims payment, claims adjustment, reinsurance ceding, binding authority, premium collection and underwriting. The total amount of direct premiums written by DXC was $267,540, $271,184 and $248,018 for the years ended December 31, 2021, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company had a third-party administrator, Association Member Benefit Advisors Ltd (AMBA), which wrote group accident and health business, does not have an exclusive contract, and has been granted the authority for binding authority, premium collection and underwriting, for which direct premiums exceeded 5% of total capital and surplus. The total amount of direct premiums written by AMBA was $96,425 and $88,252 for the years ended December 31, 2020 and 2019, respectively. The Company had various other third party administrators and managing general agents during these periods, however their direct premiums written did not exceed 5% of total capital and surplus. The total amount of direct premiums written by third-party administrators was $504,670, $518,344 and $491,627 for the years ended December 31, 2021, 2020 and 2019, respectively.

NOTE 12 - OTHER ITEMS

Securities on Deposit
Included in the Company's deposits with government agencies are bonds with a book/adjusted carrying value of $124,467 and $118,126 and cash of $2,136 and $7,168 at December 31, 2021 and 2020, respectively, in a Regulation 109 deposit account with the State of New York as a result of its delicensure in the state as of September 30, 2013.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2021 and through March 25, 2022, the date the financial statements were available to be issued.

NOTE 14 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. The Company has exposure to one reinsurer that is under an order of rehabilitation where a loss is likely for ceded business. The Company recorded a contingency liability of $14,613 and $16,664 at December 31, 2021 and 2020, respectively, on the Balance Sheets - Statutory Basis. The Company also adjusted its other reinsurance receivables included in Other admitted assets and Reserve for unpaid claims in the Balance Sheets - Statutory Basis due to our analysis of collectability. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

NOTE 14 - REINSURANCE, (continued)

The Company conducts reinsurance business with Ameritas-NY and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

Reinsurance premium transactions with affiliated and non-affiliated companies are summarized as follows:

	Years Ended December 31
	2021	2020	2019
Assumed[1]	$109,582	$109,062	$110,358
Ceded	(267,198)	(252,021)	(253,164)
Reinsurance premiums, net	$(157,616)	$(142,959)	$(142,806)
¹ Includes modco reinsurance premiums of $7,041 in 2019. There were no modco reinsurance premiums in 2021 and 2020.

The reinsurance premiums, net are included in the premium income, net in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

The Company did not have any affiliated transactions through reinsurance operations for premium income, commission expense allowances, benefits to policyholders and reserves for life, accident and health policies that were more than half of 1% of the Company's admitted assets for the years ended December 31, 2021, 2020 and 2019.

Effective October 1, 2019, the Company entered into a combination coinsurance/quota share funds withheld reinsurance agreement of an individual indexed annuity block and guaranteed living withdrawal benefit riders on an individual indexed annuity block with a third party.  Under the agreement, the Company ceded $40,879 of reserves to the third party.  This agreement included an in-force block of business, which was accounted for in accordance with NAIC SAP, and that required any increase in surplus, net of federal income taxes of $4,318, on in-force business issued prior to the effective date of the agreement to be identified separately and included as a direct item to surplus by the ceding company.  As a result of this agreement there was $36,560 recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2019. Amortization of $2,832 and $3,643, which is based on the growth of the funds withheld liability, was recorded in change in surplus as a result of reinsurance, net of taxes, in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at December 31, 2021 and 2020, respectively.

The Company entered into two coinsurance agreements of participating life blocks with a third party (Coinsurance Treaties) effective on December 1, 2015. As of December 31, 2021 and 2020, invested assets of $1,117,422 and $1,129,363, respectively, were held in trust to support the obligations reinsured under the Coinsurance Treaties. The amounts held in trust are to be used solely to fund obligations incurred under the Coinsurance Treaties and represent 4.1% and 4.4% of the Company’s admitted assets at December 31, 2021 and 2020, respectively.

No reinsurance contracts with risk-limiting features were identified for disclosure in any year.

NOTE 15 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

The change in the liability for unpaid accident and health claims and claim adjustment expenses, which is reported in reserves for unpaid claims and reserves for life, accident and health policies in the Balance Sheets – Statutory Basis, is summarized as follows:

	2021	2020	2019
Total reserve for unpaid claims at January 1	$316,765	$284,339	$278,529
Less reinsurance assumed	(18,267)	(17,354)	(17,238)
Plus reinsurance ceded	172,907	151,501	147,259
Direct balance	471,405	418,486	408,550

Incurred related to:
Current year	777,744	618,972	611,690
Prior year	2,986	13,035	1,803
Total incurred	780,730	632,007	613,493

Paid related to:
Current year	645,529	495,754	520,536
Prior year	90,184	83,334	83,021
Total paid	735,713	579,088	603,557

Direct balance	516,422	471,405	418,486
Plus reinsurance assumed	18,121	18,267	17,354
Less reinsurance ceded	(189,189)	(172,907)	(151,501)
Total reserve for unpaid claims at December 31	$345,354	$316,765	$284,339

As a result of unfavorable settlement of prior years’ estimated claims, the provision for claims and claim adjustment expenses increased by $2,986, $13,035, and $1,803 for the years ended December 31, 2021, 2020, and 2019, respectively. There were no significant changes in methodologies and assumptions used in calculating the liability for unpaid losses and loss adjustment expenses for the year ended December 31, 2021.

The Company paid and incurred assumed and ceded reinsurance claims as follows:

	2021	2020	2019
Paid assumed reinsurance claims	$81,375	$67,813	$74,081
Incurred assumed reinsurance claims	$81,229	$68,726	$74,197

Paid ceded reinsurance claims	$29,287	$24,203	$21,608
Incurred ceded reinsurance claims	$45,569	$45,609	$25,850

Anticipated salvage and subrogation are not included in the Company’s determination of the liability for unpaid claims/losses.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the reserves for life, accident and health policies as reflected on the Balance Sheets – Statutory Basis. The corresponding reserves held on such policies are calculated using the same interest rate as standard policies, but employ mortality rates which are multiples of standard mortality.

NOTE 16 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES, (continued)

As of December 31, 2021 and 2020, respectively, the Company had $3,427,643 and $4,437,411 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $28,240 and $31,786 at December 31, 2021 and 2020, respectively.

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,632,630	—	1,632,630	23.6%
At fair value	—	2,823,648	2,823,648	40.8%
Total with adjustment or at fair value	1,632,630	2,823,648	4,456,278	64.4%
At book value without adjustment
(minimal or no charge)	2,097,258	—	2,097,258	30.3%
Not subject to discretionary withdrawal	368,460	—	368,460	5.3%
Total gross	4,098,348	2,823,648	6,921,996	100.0%
Reinsurance ceded	272,328	—	272,328
Total individual annuity reserves	$3,826,020	$2,823,648	$6,649,668
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$160,832	$—	$160,832

Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,030,790	$—	$1,030,790	12.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	7,371,957	7,371,957	86.0%
Total with adjustment or at fair value	1,030,790	7,371,957	8,402,747	98.0%
At book value without adjustment
(minimal or no charge)	130,039	—	130,039	1.5%
Not subject to discretionary withdrawal	38,335	—	38,335	0.5%
Total gross	1,199,164	7,371,957	8,571,121	100.0%
Reinsurance ceded	9,840	—	9,840
Total group annuity reserves	$1,189,324	$7,371,957	$8,561,281
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2021
	General Account	Separate Account Non-guaranteed	Total	% of Total
Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$220,205	$—	$220,205	14.0%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	587,451	587,451	37.2%
Total with adjustment or at fair value	220,205	587,451	807,656	51.2%
At book value without adjustment
(minimal or no charge)	255,287	—	255,287	16.2%
Not subject to discretionary withdrawal	515,442	—	515,442	32.6%
Total gross	990,934	587,451	1,578,385	100.0%
Reinsurance ceded	424	—	424
Total deposit-type funds	$990,510	$587,451	$1,577,961
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$6,005,854	$10,783,056	$16,788,910

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Individual Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	—%
At book value less current surrender
charge of 5% or more	1,360,160	—	1,360,160	21.5%
At fair value	—	2,615,241	2,615,241	41.3%
Total with adjustment or at fair value	1,360,160	2,615,241	3,975,401	62.8%
At book value without adjustment
(minimal or no charge)	1,974,097	—	1,974,097	31.2%
Not subject to discretionary withdrawal	379,297	—	379,297	6.0%
Total gross	3,713,554	2,615,241	6,328,795	100.0%
Reinsurance ceded	205,195	—	205,195
Total individual annuity reserves	$3,508,359	$2,615,241	$6,123,600
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$199,787	$—	$199,787

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)

	2020
	General Account	Separate Account Non-guaranteed	Total	% of Total
Group Annuities:
Subject to discretionary withdrawal:
With fair value adjustment	$1,060,077	$—	$1,060,077	13.3%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	6,733,259	6,733,259	84.5%
Total with adjustment or at fair value	1,060,077	6,733,259	7,793,336	97.8%
At book value without adjustment
(minimal or no charge)	136,360	—	136,360	1.7%
Not subject to discretionary withdrawal	40,970	—	40,970	0.5%
Total gross	1,237,407	6,733,259	7,970,666	100.0%
Reinsurance ceded	11,189	—	11,189
Total group annuity reserves	$1,226,218	$6,733,259	$7,959,477
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—

Deposit-type Funds (no life contingencies):
Subject to discretionary withdrawal:
With fair value adjustment	$222,931	$—	$222,931	13.7%
At book value less current surrender
charge of 5% or more	—	—	—	—%
At fair value	—	626,595	626,595	38.5%
Total with adjustment or at fair value	222,931	626,595	849,526	52.2%
At book value without adjustment
(minimal or no charge)	260,689	—	260,689	16.0%
Not subject to discretionary withdrawal	517,086	—	517,086	31.8%
Total gross	1,000,706	626,595	1,627,301	100.0%
Reinsurance ceded	437	—	437
Total deposit-type funds	$1,000,269	$626,595	$1,626,864
Amount included in at book value less current surrender charge of 5% or more that will move to at book value without adjustment (minimal or no charge adjustment) for the first time within the year after the statement date:	$—	$—	$—
Total annuity reserves and deposit-type funds	$5,734,846	$9,975,095	$15,709,941

NOTE 17 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL CHARACTERISTICS, (continued)
The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$4,994,138	$4,713,646
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	21,206	20,931
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	990,510	1,000,269
	6,005,854	5,734,846
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	10,195,605	9,348,500
Exhibit 4, Line 9, Column 1	587,451	626,595
Total	$16,788,910	$15,709,941

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of life insurance account value, cash value and reserves as of December 31 are as follows:

	2021
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,104,614	$1,104,077	$1,110,275	$—	$—	$—
Universal life with secondary guarantees	754,886	624,483	1,201,317	—	—	—
Indexed universal life	14,132	14,124	14,203	—	—	—
Indexed universal life with secondary guarantees	889,324	725,223	796,088	—	—	—
Other permanent cash value life insurance	—	1,510,716	2,682,080	—	—	—
Variable universal life	142,289	1,327,907	151,820	1,194,339	—	1,191,320
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	529,869	XXX	XXX	—
Accidental death benefits	XXX	XXX	322	XXX	XXX	—
Disability - active lives	XXX	XXX	30,350	XXX	XXX	—
Disability - disabled lives	XXX	XXX	24,807	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	28,782	XXX	XXX	—
Total gross	2,905,245	5,306,530	6,569,913	1,194,339	—	1,191,320
Reinsurance ceded	—	—	634,344	—	—	—
Total life reserves	$2,905,245	$5,306,530	$5,935,569	$1,194,339	$—	$1,191,320

	2020
	General Account			Separate Account Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$1,136,735	$1,135,633	$1,142,426	$—	$—	$—
Universal life with secondary guarantees	754,756	616,907	1,167,324	—	—	—
Indexed universal life	13,490	13,467	13,521	—	—	—
Indexed universal life with secondary guarantees	704,520	562,964	624,670	—	—	—
Other permanent cash value life insurance	—	1,448,972	2,626,565	—	—	—
Variable universal life	145,147	1,176,326	154,228	1,043,274	—	1,036,937
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	527,047	XXX	XXX	—
Accidental death benefits	XXX	XXX	337	XXX	XXX	—
Disability - active lives	XXX	XXX	27,990	XXX	XXX	—
Disability - disabled lives	XXX	XXX	25,146	XXX	XXX	—
Miscellaneous reserves	XXX	XXX	32,424	XXX	XXX	—
Total gross	2,754,648	4,954,269	6,341,678	1,043,274	—	1,036,937
Reinsurance ceded	—	—	635,302	—	—	—
Total life reserves	$2,754,648	$4,954,269	$5,706,376	$1,043,274	$—	$1,036,937

NOTE 18 - ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS, (continued)

The following information is obtained from the applicable Exhibit in the Company’s December 31 Annual Statements and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile life reserves to amounts reported in the Balance Sheets – Statutory Basis as of December 31:

	2021	2020
Life and Accident and Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$5,878,162	$5,648,860
Exhibit 5, Accidental Death Benefits Section, Total (net)	305	319
Exhibit 5, Disability - Active Lives Section, Total (net)	14,229	12,254
Exhibit 5, Disability - Disabled Lives Section, Total (net)	16,769	17,200
Exhibit 5, Miscellaneous Reserves Section, Total (net)	26,104	27,743
	5,935,569	5,706,376
Separate Accounts Annual Statement:
Exhibit 3, Line 0199999, Column 2	1,191,320	1,036,937
	1,191,320	1,036,937
Total	$7,126,889	$6,743,313

NOTE 19 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

	2021		2020
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$5,425	$342	$2,960	$435
Ordinary renewal	40,186	56,091	46,963	62,754
Group life	1	1	1	1
Total	$45,612	$56,434	$49,924	$63,190
NOTE 20 - SEPARATE ACCOUNTS

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies, group annuity contracts and group funding agreements of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company’s certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at NAV.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in reserves for life, accident and health policies line of the Balance Sheets – Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2021, the Company reported assets and liabilities from variable universal life, variable annuities, funding agreements and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2021 and 2020 the Company’s Separate Account Statements included legally insulated assets of $11,996,727 and $11,041,001, respectively.

The Company does not engage in securities lending transactions within the separate account.

NOTE 20 - SEPARATE ACCOUNTS, (continued)

Information regarding the nonguaranteed separate accounts of the Company is as follows:

	2021	2020	2019
For the year ended December 31:
Premiums, considerations or deposits	$1,281,793	$1,083,406	$1,199,605
At December 31:
Reserves by valuation basis
For accounts with assets at:
Fair value	$11,974,376	$11,012,032

Reserves subject to discretionary withdrawal:
At fair value	$11,974,376	$11,012,032
Total included in Separate account liabilities in the
Balance Sheets – Statutory Basis	$11,974,376	$11,012,032

Following is a reconciliation of net transfers to (from) separate accounts at December 31:

	2021	2020	2019
Transfers as reported in the Statements of Income and
Changes in Surplus of the Separate Accounts Statement:
Transfers to the separate accounts[1]	$1,228,829	$1,021,476	$1,216,392
Transfers from the separate accounts	(1,700,163)	(1,620,718)	(1,366,268)
Net transfers from the separate accounts	(471,334)	(599,242)	(149,876)
Reconciling adjustments:
Other	—	—	5
Assumption reinsurance	—	—	(70,910)
Deposit-type contracts assumption reinsurance	(1)	—	(36,854)
Net transfers from the separate accounts in the Summary of Operations and
Changes in Capital and Surplus – Statutory Basis of the Company	$(471,335)	$(599,242)	$(257,635)
1Includes assumption reinsurance transfers to the separate accounts of $0, $0, $107,764 in 2021, 2020 and 2019, respectively.

NOTE 21 - RECONCILING ITEMS TO ANNUAL STATEMENT

At December 31, 2021 the Company recorded charges for impairments related to a ceded reinsurer under rehabilitation. Certain reclassifications have been made to these financial statements from those filed with the Nebraska Department of Insurance and the audited financial statements as follows. There was no impact on Total Liabilities, Total Expenses or Surplus as filed.

	As Filed	Reclassification Adjustment	Audited Financial Statements
Reserves for life, accident and health policies	$11,372,768	$13,466	$11,386,234
Other liabilities	476,090	(13,466)	462,624

Change in reserves for life, accident and health policies	536,093	(2,252)	533,841
General insurance expenses	488,695	2,252	490,947